UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Credit Allocation Income Trust (BTZ)

BlackRock Floating Rate Income Trust (BGT)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of April 30, 2016	BlackRock Credit Allocation Income Trust

Trust Overview

BlackRock Credit Allocation Income Trust’s (BTZ) (the “Trust”) investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of April 30, 2016 ($12.66)[1]	7.20%
Current Monthly Distribution per Common Share[2]	$0.076
Current Annualized Distribution per Common Share[2]	$0.912
Economic Leverage as of April 30, 2016[3]	28%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended April 30, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BTZ[1,2]	4.97%	2.88%
Lipper Corporate BBB-Rated Debt Funds (Leveraged)[3]	5.60%	2.74%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The Trust’s allocations to the wireline, tobacco, pharmaceuticals, cable & satellite, and midstream energy industries made positive contributions to performance, as did its position in U.S. banks. The Trust’s weighting in high-yield bonds, which rallied strongly from mid-February onward, also contributed on an absolute basis.

•

The largest detractors from performance included the Trust’s positions in the metals & mining, independent energy and refining industries, all of which weakened in conjunction with the volatility in commodity prices. An allocation to capital securities also hurt results, as the sector gave back some of its prior gains during the first quarter of 2016. (Capital securities are dividend-paying securities that combine some features of both corporate bonds and preferred stocks, while generally providing higher yields to compensate for being less senior in the issuer’s capital structure.)

•	The Trust held derivatives in the form of futures, swaps, swaptions and options in order to manage duration and convexity risk. (Duration is a measure of interest rate sensitivity; convexity measures how duration changes as interest rates change.) The positions negatively affected performance due to the continued selloff in swap spreads, which became increasingly negative throughout the period. Derivatives were also used to aid in implementing the Trust’s yield curve positioning. The Trust used credit default swaps, including those linked to broad indices or individual securities, to manage credit risk. In addition, the Trust used leverage to enhance yield.

Describe recent portfolio activity.

•

The Trust lowered its weighting in industrials through reductions in the metals & mining, pharmaceuticals, and wireless subsectors. The Trust added to its weighting in the midstream energy and electric utilities industries. From a quality perspective, the Trust’s exposure increased in bonds rated A, CCC and BB, and its exposure decreased to securities rated B and BBB on a risk-adjusted basis.

Describe portfolio positioning at period end.

•

In the industrials sector, the Trust held its largest weightings in the energy and communications industries. Within these groups, the investment advisor favored the midstream energy and wireline subsectors, respectively. The Trust also had significant allocations to the pharmaceuticals and mining industries, although it reduced its weighting in both groups during the period.

•

Within financials, the Trust held the largest position in U.S. banks. This aspect of the Trust’s positioning reflected the investment advisor’s positive view on the sector following the weakness it experienced in the first quarter of 2016. From a ratings perspective, the Trust held its largest exposure in BBB-rated issues.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	APRIL 30, 2016

BlackRock Credit Allocation Income Trust

Market Price and Net Asset Value Per Share Summary

	4/30/16	10/31/15	Change	High	Low
Market Price	$12.66	$12.53	1.04%	$12.74	$11.60
Net Asset Value	$14.19	$14.33	(0.98)%	$14.33	$13.23

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	4/30/16		10/31/15
Corporate Bonds	75%		76%
Preferred Securities	16		19
Asset-Backed Securities	4		4
U.S. Treasury Obligations	3		—
Municipal Bonds	1		1
Foreign Agency Obligations	1		—
Other	—	[1]	—	[2]

[1]	Includes a less than 1% holding in each of the following investment types: Short-Term Securities, U.S. Government Sponsored Agency Securities, Options Purchased, Options Written and Common Stocks.

[2]

Includes a less than 1% holding in each of the following investment types: Foreign Agency Obligations, Options Purchased, Options Written, U.S. Government Sponsored Agency Securities and Short-Term Securities.

Credit Quality Allocation[3,4]	4/30/16	10/31/15
AAA/Aaa[5]	3%	1%
AA/Aa	2	2
A	18	19
BBB/Baa	48	48
BB/Ba	17	18
B	8	9
CCC/Caa	1	1
N/R	3	2

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities, Options Purchased and Options Written.

[5]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	APRIL 30, 2016	5

Trust Summary as of April 30, 2016	BlackRock Floating Rate Income Trust

Trust Overview

BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”) primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital. The Trust seeks to achieve its investment objectives by investing primarily, under normal conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Trust Information

Symbol on NYSE	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2016 ($12.88)[1]	5.43%
Current Monthly Distribution per Common Share[2]	$0.0583
Current Annualized Distribution per Common Share[2]	$0.6996
Economic Leverage as of April 30, 2016[3]	27%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended April 30, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BGT[1,2]	3.71%	1.88%
Lipper Loan Participation Funds[3]	3.95%	0.97%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

For much of the six-month period, credit markets continued to be impacted by weakness in commodity-related sectors, with early 2016 being particularly challenging. Performance for floating rate loan interests (i.e. bank loans) and other credit assets began to improve around the middle of February as prices for oil and other commodities moved higher. Despite a recovery over the latter part of the period, the Trust’s exposure to energy-related sectors, specifically independent energy producers and midstream energy companies, detracted from performance for the six months.

•

The broad floating rate bank loan market provided a positive return for the six-month period. The Trust’s exposure to loans in the consumer services, pharmaceuticals/health care and technology sectors contributed positively to performance. Performance for high yield bonds was positive and ahead of that for loans during the period, and the Trust’s tactical allocation to this asset class contributed to results.

Describe recent portfolio activity.

•

Throughout the six-month period, the Trust maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. The Trust has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. From a sector perspective, the Trust added to names in the technology and health care sectors, while trimming exposure to pharmaceuticals and lodging. The Trust reduced its exposure to collateralized loan obligations (“CLOs”) and added slightly to its high yield bond position.

Describe portfolio positioning at period end.

•

At period end, the Trust held 94% of its total portfolio in bank loans, with the remainder primarily in corporate bonds and CLOs. The Trust continued to favor loans rated B where the managers are comfortable with credit quality, in view of the incremental income they offered versus BB loans. Additionally, the Trust held a modest position in CCC-rated loans, with a focus on names that have shown consistent credit improvement. While it maintained exposure to energy and metals & mining, the Trust had a conservative posture overall with respect to commodities-oriented loans. Top issuer positions included Level 3 (Wirelines), Virgin Media (Cable & Satellite), and First Data (Technology). The strategy maintained a modest stake in more conservative high yield bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	APRIL 30, 2016

BlackRock Floating Rate Income Trust

Market Price and Net Asset Value Per Share Summary

	4/30/16	10/31/15	Change	High	Low
Market Price	$12.88	$12.77	0.86%	$12.99	$11.52
Net Asset Value	$14.05	$14.18	(0.92)%	$14.19	$13.43

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	4/30/16	10/31/15
Floating Rate Loan Interests	94%	93%
Corporate Bonds	3	3
Asset-Backed Securities	2	4
Short-Term Securities	1	—	[1]
Other[2]	—	—

[1]	Includes a less than 1% holding in Short-Term Securities.

[2]

Includes a less than 1% holding in each of the following investment types: Non-Agency Mortgage — Backed Securities, Other Interests, Investment Companies, Warrants, Common Stocks and Options Purchased.

Credit Quality Allocation[3,4]	4/30/16		10/31/15
A	—	[5]	1%
BBB/Baa	11%		8
BB/Ba	46		45
B	37		39
CCC/Caa	3		3
N/R	3		4

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities and Options Purchased.

[5]	Represents less than 1% of total investments.

SEMI-ANNUAL REPORT	APRIL 30, 2016	7

Trust Summary as of April 30, 2016	BlackRock Multi-Sector Income Trust

Trust Overview

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on NYSE	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of April 30, 2016 ($16.15)[1]	8.67%
Current Monthly Distribution per Common Share[2]	$0.1167
Current Annualized Distribution per Common Share[2]	$1.4004
Economic Leverage as of April 30, 2016[3]	39%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended April 30, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BIT[1,2]	4.07%	1.64%[4]
Lipper General Bond Funds[3]	7.09%	0.60%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

[4]

Performance results do not reflect adjustments related to valuation and income recognition for financial reporting purposes in accordance with U.S. generally accepted accounting principles and therefore differ from the return reported in the Financial Highlights on page 75.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The Trust’s positions in high yield corporate bonds, emerging market debt and senior loans were the most significant contributors to performance. Performance was also aided by the Trust’s positioning within investment grade corporate bonds.

•

The Trust’s allocations in commercial mortgage-backed securities (“CMBS”) non-agency mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) were the largest detractors from performance.

•

During the period the Trust used futures, forwards, options, and swaps as a substitute for cash bond exposure, and/or to manage duration, yield curve, convexity, spread risk and credit risk. The Trust also used forward contracts to manage foreign currency exposure and express active currency views. Collectively, these positions detracted from performance.

Describe recent portfolio activity.

•

During the period, the Trust’s exposure to credit risk was reduced as the investment advisor adopted a more cautious stance toward the markets. Allocations to MBS, ABS and CMBS were trimmed, and the Trust’s high yield allocation was rotated toward more defensive issuers within the sector. In addition, the Trust’s exposure to capital securities was reduced, while its position in high quality investment grade industrials was increased. The Trust’s duration (and corresponding interest rate sensitivity) was increased in response to weaker U.S. economic data and dovish rhetoric from the Fed. Lastly, the Trust’s allocation to floating rate securities was reduced.

Describe portfolio positioning at period end.

•

The Trust maintained a diversified exposure to non-government spread sectors, including non-agency MBS, high yield corporates, capital securities, ABS, collateralized loan obligations, CMBS and senior loans. The Trust also held marginal exposure to government-related sectors such as supranationals (multinational foreign government obligations) and foreign agencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	APRIL 30, 2016

BlackRock Multi-Sector Income Trust

Market Price and Net Asset Value Per Share Summary

	4/30/16		10/31/15	Change	High	Low
Market Price	$16.15		$16.31	(0.98)%	$16.36	$14.70
Net Asset Value	$18.23	[1]	$18.91	(3.60)%	$18.96	$17.16

[1]

The net asset value does not reflect adjustments related to valuation and income recognition for financial reporting purposes in accordance with U.S. generally accepted accounting principles and therefore differs from the net asset value reported in the Statements of Assets and Liabilities and the Financial Highlights.

Market Price and Net Asset Value History Since Inception

[1]	Commencement of operations.

Overview of the Trust’s Total Investments

Portfolio Composition	4/30/16		10/31/15
Corporate Bonds	34%		33%
Non-Agency Mortgage-Backed Securities	21		25
Asset-Backed Securities	20		21
Preferred Securities	11		13
Floating Rate Loan Interests	5		5
U.S. Treasury Obligations	5		—
Foreign Agency Obligations	2		2
Short-Term Securities	2		1
Other	—	[1]	—	[2]

[1]	Includes a less than 1% holding in each of the following investment types: Common Stocks, Options Purchased and Options Written.

[2]	Includes a less than 1% holding in each of the following investment types: Options Purchased and Options Written.

Credit Quality Allocation[3,4]	4/30/16	10/31/15
AAA/Aaa	5%	—
A	5	3%
BBB/Baa	16	17
BB/Ba	23	28
B	13	12
CCC/Caa	18	19
CC/Ca	4	5
C	1	—
N/R	15	16

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities, Options Purchased and Options Written.

SEMI-ANNUAL REPORT	APRIL 30, 2016	9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trusts’ intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Trusts’ shares than if the Trusts were not leveraged. In addition, the Trusts may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies. The Trusts incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment advisor will be higher than if the Trusts did not use leverage.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue debt up to 33 1/3% of their total managed assets. BIT is permitted to use economic leverage (which includes leverage attributable to reverse repurchase agreements) of up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of a Trust’s obligations under the reverse repurchase agreement (including accrued interest), then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Common Stocks — 0.0%		Shares	Value
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $45,445) (a)		2,951	$2,951

Asset-Backed Securities (b)	Par (000)
Asset-Backed Securities — 6.2%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.53%, 7/18/26 (c)	USD	750	710,847
ALM Loan Funding (c):
Series 2012-5A, Class BR, 3.63%, 10/18/27		1,000	970,600
Series 2013-7R2A, Class B, 3.22%, 4/24/24		3,000	2,892,982
ALM XII Ltd., Series 2015-12A, Class B, 3.88%, 4/16/27 (c)		1,000	949,000
ALM XIV Ltd., Series 2014-14A (c):
Class B, 3.57%, 7/28/26		5,000	4,876,050
Class C, 4.07%, 7/28/26		4,500	4,117,004
ALM XVII Ltd., Series 2015-17A, Class B1, 4.00%, 1/15/28 (c)		1,400	1,389,360
AMMC CLO Ltd., Series 2015-17A, Class C, 3.74%, 11/15/27 (c)		1,000	977,500
Apidos CDO, Series 2012-9AR, Class CR, 3.53%, 7/15/23 (c)		1,000	982,893
Apidos CLO XVIII, Series 2014-18A, Class C, 4.29%, 7/22/26 (c)		1,300	1,178,274
Ares CLO Ltd., Series 2012-2A, Class CR, 3.33%, 10/12/23 (c)		1,000	975,800
Atlas Senior Loan Fund V Ltd., Series 2014-1A (c):
Class C, 3.63%, 7/16/26		2,000	1,939,807
Class D, 4.08%, 7/16/26		2,000	1,765,583
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.33%, 10/15/26 (c)		3,000	2,657,262
Atrium CDO Corp., Series 5A, Class A4, 1.01%, 7/20/20 (c)		9,000	8,701,993
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.52%, 10/17/26 (c)		500	409,961
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.43%, 7/20/26 (c)		1,250	1,203,125
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, 3.68%, 4/18/27 (c)		1,000	970,000
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.62%, 8/16/22 (c)		2,000	1,997,335
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.57%, 11/23/25 (c)		1,000	899,497

Asset-Backed Securities (b)	Par (000)		Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd. (c):
Series 2012-2A, Class C1R, 3.52%, 7/20/23	USD	1,000	$985,784
Series 2014-5A, Class C, 4.77%, 10/16/25		1,000	927,975
Series 2015-1A, Class C, 3.78%, 4/20/27		500	497,010
Series 2016-1A, Class C, 5.53%, 4/20/27		1,000	965,063
CIFC Funding Ltd., Series 2014-3A (c):
Class C1, 3.44%, 7/22/26		1,500	1,438,306
Class D, 4.04%, 7/22/26		1,071	955,345
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.43%, 10/15/26 (c)		250	243,542
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.12%, 10/29/26 (c)		1,000	880,133
Highbridge Loan Management Ltd. (c):
Series 4A-2014, Class B, 3.62%, 7/28/25		750	727,297
Series 6A-2015, Class C, 3.69%, 5/05/27		1,500	1,472,691
Series 8A-2016, Class D, 5.33%, 4/20/27		500	465,000
ING IM CLO Ltd., Series 2012-4A, Class C, 5.13%, 10/15/23 (c)		1,000	972,726
LCM XVIII LP, Series 18A, Class C1, 3.78%, 4/20/27 (c)		1,000	993,831
Limerock CLO III LLC, Series 2014-3A, Class C, 4.23%, 10/20/26 (c)		1,000	880,571
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.47%, 8/15/22 (c)		2,000	1,972,009
Madison Park Funding Ltd. (c):
Series 2012-10A, Class D, 4.88%, 1/20/25		3,000	2,908,666
Series 2012-8AR, Class CR, 3.10%, 4/22/22		1,350	1,349,390
Series 2012-8AR, Class DR, 4.15%, 4/22/22		1,500	1,456,360
Series 2014-14A,Class D, 4.23%, 7/20/26		2,000	1,845,972
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.38%, 1/19/25 (c)		1,000	973,661
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (c)		2,400	2,399,959
Madison Park Funding XVI Ltd., Series 2015-16A, Class B, 3.63%, 4/20/26 (c)		1,000	993,600

Portfolio Abbreviations

ABS	Asset-Backed Security	EUR	Euro	NZD	New Zealand Dollar
ARB	Airport Revenue Bonds	FKA	Formerly Known As	OTC	Over-the-Counter
ARS	Argentine Peso	GBP	British Pound	PIK	Payment-In-Kind
AUD	Australian Dollar	JPY	Japanese Yen	PLN	Polish Zloty
BRL	Brazilian Real	KRW	South Korean Won	RB	Revenue Bonds
BZOVER	1-Day Brazil Interbank Deposit	KLIBOR	Kuala Lumpur Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CAD	Canadian Dollar	KRWCD	3-Month Certificate of Deposit Rate	RUB	Russian Ruble
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
COP	Colombian Peso	MXIBTIIE	Mexico Interbank TIIE 28 Day	WIBOR	Warsaw Interbank Offered Rate
CPOVER	Colombia Overnight Interbank Reference Rate	MXN	Mexican Peso	ZAR	South African Rand
DIP	Debtor-In-Possession	NOK	Norwegian Krone

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Asset-Backed Securities (b)	Par (000)		Value
Asset-Backed Securities (continued)
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 3.69%, 1/23/27 (c)	USD	1,600	$1,588,000
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.57%, 4/15/27 (c)		500	474,749
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.42%, 8/12/26 (c)		750	718,835
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 4.27%, 11/18/26 (c)		1,500	1,321,808
OZLM VI Ltd., Series 2014-6A, Class B, 3.53%, 4/17/26 (c)		1,100	1,060,901
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 7/17/26 (c)		1,500	1,346,017
OZLM VIII Ltd., Series 2014-8A, Class B, 3.63%, 10/17/26 (c)		900	870,790
OZLM XI Ltd., Series 2015-11A, Class B, 3.62%, 1/30/27 (c)		2,750	2,662,197
Regatta IV Funding Ltd., Series 2014-1A (c):
Class C, 3.57%, 7/25/26		1,500	1,388,712
Class D, 4.12%, 7/25/26		1,000	850,843
Regatta V Funding Ltd., Series 2014-1A (c):
Class B, 3.62%, 10/25/26		1,000	922,105
Class C, 4.07%, 10/25/26		1,000	871,417
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.83%, 6/15/21		1,138	1,130,366
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (c)		1,000	877,021
Symphony CLO Ltd. (c):
Series 2012-10AR, Class CR, 3.47%, 7/23/23		1,000	987,555
Series 2016-17A, Class D, 5.52%, 4/15/28		1,000	955,263
Symphony CLO XV Ltd., Series 2014-15A (c):
Class C, 3.83%, 10/17/26		2,500	2,471,934
Class D, 4.38%, 10/17/26		1,000	902,900
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.19%, 6/10/25 (c)		800	711,429
Voya CLO Ltd., Series 2014-4A, Class C, 4.63%, 10/14/26 (c)		1,000	903,543
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.61%, 1/20/27 (c)		4,000	3,930,160
WhiteHorse IX Ltd., Series 2014-9A, Class C, 3.33%, 7/17/26 (c)		1,000	870,236
Total Asset-Backed Securities — 6.2%			94,686,545

Corporate Bonds
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		536	561,798
KLX, Inc., 5.88%, 12/01/22 (c)		725	729,531
TransDigm, Inc.:
6.00%, 7/15/22		4,360	4,413,192
6.50%, 7/15/24		1,845	1,858,837

			7,563,358
Air Freight & Logistics — 0.2%
XPO Logistics, Inc. (c):
7.88%, 9/01/19		1,548	1,619,595
6.50%, 6/15/22		1,576	1,534,709

			3,154,304

Corporate Bonds	Par (000)		Value
Airlines — 1.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (c)	USD	692	$679,890
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		1,870	1,968,646
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,142,000
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,042	3,453,138
Turkish Airlines Pass Through Trust, 2015-1 Class A, 4.20%, 9/15/28 (c)		2,919	2,772,763
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,807	3,835,545
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (c)		1,166	1,183,647

			16,035,629
Auto Components — 1.1%
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		1,600	1,685,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		3,950	3,920,375
6.00%, 8/01/20		3,108	3,100,541
5.88%, 2/01/22		3,816	3,639,510
Schaeffler Finance BV, 4.75%, 5/15/21 (c)		2,470	2,537,925
Schaeffler Holding Finance BV (c)(d):
(6.25% Cash), 6.25%, 11/15/19		1,112	1,159,260
(6.75% Cash), 6.75%, 11/15/22		1,449	1,576,739

			17,619,350
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,857,263
General Motors Co.:
4.88%, 10/02/23		1,875	2,007,206
6.25%, 10/02/43		940	1,059,349

			7,923,818
Banks — 4.5%
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,666,125
5.25%, 3/15/18		4,030	4,155,938
6.63%, 4/01/18 (c)		335	353,006
5.50%, 2/15/19 (c)		5,147	5,391,482
5.00%, 8/01/23		660	686,400
City National Corp., 5.25%, 9/15/20 (e)		2,900	3,245,254
Cooperatieve Rabobank UA, 3.95%, 11/09/22 (e)		3,775	3,884,275
Credit Suisse Group AG, 6.50%, 8/08/23 (c)		6,000	6,378,084
Discover Bank/Greenwood, 8.70%, 11/18/19		748	870,327
Fifth Third Bancorp, 5.10% (b)(f)		5,000	4,571,875
HSBC Finance Corp., 6.68%, 1/15/21 (e)		5,150	5,916,881
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (c)		3,840	3,731,689
Lloyds Banking Group PLC, 4.65%, 3/24/26		3,015	3,062,037
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,310,026
Wells Fargo & Co.:
3.45%, 2/13/23		2,325	2,381,574
4.13%, 8/15/23 (e)		4,000	4,280,328
5.61%, 1/15/44 (e)		4,119	4,825,124

			68,710,425
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46		6,170	6,997,138

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Biotechnology — 0.5%
Amgen, Inc. (e):
5.15%, 11/15/41	USD	3,450	$3,928,491
4.40%, 5/01/45		3,050	3,168,261

			7,096,752
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		424	444,140
Building Materials Corp. of America, 6.00%, 10/15/25 (c)		2,038	2,195,945
Masonite International Corp., 5.63%, 3/15/23 (c)		610	637,450
Standard Industries, Inc., 5.13%, 2/15/21 (c)		420	436,800

			3,714,335
Capital Markets — 3.0%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,430,915
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		625	663,285
7.50%, 2/15/19 (e)		5,165	5,928,222
5.25%, 7/27/21		1,175	1,328,396
5.75%, 1/24/22 (e)		5,500	6,329,890
6.25%, 2/01/41 (e)		15,000	19,100,610
Morgan Stanley (e):
5.63%, 9/23/19		6,770	7,535,213
5.50%, 7/28/21		2,695	3,061,620

			45,378,151
Casinos & Gambling — 0.0%
GLP Capital LP / GLP Financing II, Inc.:
4.38%, 4/15/21		143	146,218
5.38%, 4/15/26		297	309,622

			455,840
Chemicals — 1.6%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,792,987
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (c)		617	652,478
Basell Finance Co. BV, 8.10%, 3/15/27 (c)(e)		6,000	7,797,822
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,461,822
Chemours Co. (c):
6.63%, 5/15/23		370	323,750
7.00%, 5/15/25		869	753,857
Huntsman International LLC:
4.88%, 11/15/20		72	72,540
5.13%, 11/15/22		2,495	2,507,475
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)		2,277	2,299,770
Platform Specialty Products Corp. (c):
10.38%, 5/01/21		165	165,000
6.50%, 2/01/22		1,372	1,207,360
PQ Corp., 6.75%, 11/15/22 (c)(g)		935	964,219
Solvay Finance America LLC, 3.40%, 12/03/20 (c)		3,180	3,291,895

			24,290,975
Commercial Services & Supplies — 3.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,044,374
Aviation Capital Group Corp. (c):
7.13%, 10/15/20		31,000	35,030,000
6.75%, 4/06/21		7,850	8,899,937
Mobile Mini, Inc., 7.88%, 12/01/20		2,480	2,579,200
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,106,000
7.63%, 4/15/22		1,853	1,978,078

			51,637,589

Corporate Bonds	Par (000)		Value
Communications Equipment — 0.5%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)	USD	2,242	$2,298,050
CommScope, Inc., 5.50%, 6/15/24 (c)		254	254,800
Harris Corp., 5.05%, 4/27/45		1,790	1,936,153
Plantronics, Inc., 5.50%, 5/31/23 (c)		423	424,058
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25 (c)		2,126	2,211,040

			7,124,101
Computer Technology — 0.1%
Western Digital Corp., 7.38%, 4/01/23 (c)		1,199	1,210,241
Construction & Engineering — 0.3%
AECOM Co.:
5.75%, 10/15/22		333	347,153
5.88%, 10/15/24		2,311	2,426,550
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		413	362,407
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		568	568,000
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	767,250

			4,471,360
Construction Materials — 0.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,992,815
HD Supply, Inc.:
7.50%, 7/15/20		2,620	2,780,475
5.25%, 12/15/21 (c)		3,278	3,441,900
5.75%, 4/15/24 (c)		1,701	1,783,924
PulteGroup, Inc., 5.50%, 3/01/26		926	956,095

			10,955,209
Consumer Finance — 2.3%
Ally Financial, Inc.:
5.13%, 9/30/24		590	618,025
4.63%, 3/30/25		136	137,360
8.00%, 11/01/31		5,795	6,939,513
Capital One Bank USA NA, 3.38%, 2/15/23 (e)		11,610	11,682,992
Countrywide Financial Corp., 6.25%, 5/15/16 (e)		8,069	8,082,112
Discover Financial Services, 3.85%, 11/21/22		3,252	3,293,079
Experian Finance PLC, 2.38%, 6/15/17 (c)(e)		2,550	2,560,067
Total System Services, Inc., 3.80%, 4/01/21		1,630	1,692,030

			35,005,178
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.63%, 5/15/23 (c)(g)		1,192	1,192,000
Ball Corp., 4.38%, 12/15/20		681	708,240
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (c)		904	901,740
Sealed Air Corp. (c):
6.50%, 12/01/20		2,330	2,641,638
5.13%, 12/01/24		574	601,265
5.50%, 9/15/25		653	692,996
6.88%, 7/15/33		182	192,465

			6,930,344
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)(g)		1,055	1,094,562
Service Corp. International, 4.50%, 11/15/20		4,382	4,513,460

			5,608,022

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 9.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20	USD	1,619	$1,683,760
4.63%, 7/01/22		518	536,130
Air Lease Corp., 3.75%, 2/01/22		5,000	5,051,060
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,320,857
Bank of America Corp.:
3.75%, 7/12/16		5,525	5,555,128
5.00%, 5/13/21 (e)		17,100	19,001,759
5.70%, 1/24/22		2,590	2,976,179
4.45%, 3/03/26		1,765	1,826,343
Bank of America NA, 5.30%, 3/15/17 (e)		13,440	13,894,944
Barclays PLC, 4.38%, 9/11/24		2,100	2,037,452
Citigroup, Inc. (e):
4.45%, 1/10/17		4,800	4,904,026
6.68%, 9/13/43		4,125	5,108,713
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26 (c)		5,000	5,104,845
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,167,560
5.88%, 8/02/21		9,420	10,874,260
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,856,558
4.38%, 9/25/21		2,260	2,389,767
4.25%, 5/15/23		1,681	1,730,497
ING Bank NV, 5.00%, 6/09/21 (c)(e)		8,000	8,969,160
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		1,705	1,572,863
Leucadia National Corp., 5.50%, 10/18/23		4,000	3,952,140
Lloyds Banking Group PLC (c):
4.58%, 12/10/25		1,985	1,990,195
5.30%, 12/01/45		1,120	1,143,430
Moody’s Corp., 6.06%, 9/07/17		20,000	20,538,740
MSCI, Inc., 5.75%, 8/15/25 (c)		523	556,341
Resparcs Funding LP I, 8.00% (f)(h)		4,000	720,000
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18		276	276,331
9.00%, 4/15/19		370	375,550
7.88%, 8/15/19		2,480	2,566,800
9.88%, 8/15/19		147	151,961
5.75%, 10/15/20		2,866	2,973,475
6.88%, 2/15/21		105	109,069
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,590,128
5.13%, 5/28/24		5,250	5,138,789

			146,644,810
Diversified Telecommunication Services — 6.1%
AT&T, Inc.:
5.00%, 3/01/21 (e)		8,575	9,582,425
6.30%, 1/15/38 (e)		12,000	14,313,312
4.30%, 12/15/42		265	251,369
4.35%, 6/15/45		367	343,999
CenturyLink, Inc., 6.45%, 6/15/21		1,660	1,693,200
Frontier Communications Corp.:
6.25%, 9/15/21		980	911,400
7.13%, 1/15/23		55	48,675
7.63%, 4/15/24		1,309	1,161,999
6.88%, 1/15/25		1,219	1,014,818
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,250	2,300,625
5.13%, 5/01/23		1,183	1,203,703
5.38%, 1/15/24 (c)		754	765,310
5.38%, 5/01/25		2,003	2,038,052
5.25%, 3/15/26 (c)		706	716,590
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,743,959

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
5.15%, 9/15/23 (e)	USD	8,775	$10,092,066
6.40%, 9/15/33		9,475	11,885,383
7.35%, 4/01/39 (e)		7,825	10,570,949
6.55%, 9/15/43 (e)		13,225	17,444,264

			93,082,098
Electric Utilities — 3.9%
CMS Energy Corp., 5.05%, 3/15/22		9,900	11,169,289
Duke Energy Corp., 3.55%, 9/15/21 (e)		3,650	3,836,066
Great Plains Energy, Inc., 5.29%, 6/15/22 (i)		5,550	6,203,429
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (c)		4,383	4,417,344
NiSource Finance Corp., 6.80%, 1/15/19 (e)		3,075	3,467,441
Oncor Electric Delivery Co. LLC (e):
4.10%, 6/01/22		4,150	4,529,679
5.30%, 6/01/42		2,750	3,242,470
Progress Energy, Inc., 7.00%, 10/30/31 (e)		12,000	15,815,208
Puget Energy, Inc.:
6.00%, 9/01/21		275	313,423
5.63%, 7/15/22		5,550	6,221,872
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc. (h)(j):
10.50%, 11/01/16		91	4,323
Series A, 10.25%, 11/01/2015		137	6,507

			59,227,051
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,270	1,359,700
5.00%, 9/01/23		306	313,381
5.50%, 12/01/24		2,458	2,587,045
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,827,500
Sanmina Corp., 4.38%, 6/01/19 (c)		1,415	1,446,837

			8,534,463
Energy Equipment & Services — 0.6%
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		473	444,620
6.75%, 8/01/22		1,175	1,128,059
GrafTech International Ltd., 6.38%, 11/15/20		890	594,075
Halliburton Co., 5.00%, 11/15/45		6,615	6,776,538
Noble Holding International Ltd.:
4.63%, 3/01/21		110	88,825
6.95%, 4/01/25		285	234,413
Transocean, Inc., 6.00%, 3/15/18 (e)		540	513,000

			9,779,530
Food & Staples Retailing — 1.7%
CVS Health Corp.:
4.75%, 12/01/22 (c)		289	324,998
5.00%, 12/01/24 (c)		183	211,599
5.13%, 7/20/45 (e)		3,879	4,533,186
Dollar Tree, Inc. (c):
5.25%, 3/01/20		205	212,944
5.75%, 3/01/23		4,623	4,936,439
H.J. Heinz Finance Co., 7.13%, 8/01/39 (c)		4,415	5,888,943
Rite Aid Corp.:
6.75%, 6/15/21		541	570,755
6.13%, 4/01/23 (c)		2,974	3,169,184
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (e)		5,150	6,433,421

			26,281,469
Food Products — 0.9%
Kraft Foods, Inc.:
6.50%, 8/11/17 (e)		4,450	4,725,206
6.13%, 8/23/18		4,840	5,316,266

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Food Products (continued)
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (c)	USD	191	$201,983
Post Holdings, Inc. (c):
7.75%, 3/15/24		1,502	1,633,425
8.00%, 7/15/25		743	823,801
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)		715	745,387
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		431	458,476

			13,904,544
Health Care Equipment & Supplies — 0.7%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		2,065	1,806,875
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (c)		328	354,650
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c):
4.88%, 4/15/20		517	496,320
5.75%, 8/01/22		1,370	1,292,937
5.63%, 10/15/23		1,099	1,030,313
Medtronic, Inc., 4.63%, 3/15/45 (e)		4,565	5,207,642

			10,188,737
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		191	193,626
Amsurg Corp., 5.63%, 7/15/22		1,466	1,504,482
Centene Escrow Corp. (c):
5.63%, 2/15/21		875	920,938
6.13%, 2/15/24		645	680,475
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,640,250
6.88%, 2/01/22		1,111	1,005,455
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,990	2,025,263
5.00%, 5/01/25		1,646	1,646,000
HCA, Inc.:
3.75%, 3/15/19		4,364	4,484,010
6.50%, 2/15/20		10,421	11,541,257
7.50%, 2/15/22		2,214	2,507,355
5.88%, 3/15/22		340	371,450
4.75%, 5/01/23		676	692,900
5.88%, 2/15/26		1,297	1,345,637
HealthSouth Corp.:
5.13%, 3/15/23		512	513,280
5.75%, 11/01/24		637	657,703
Hologic, Inc., 5.25%, 7/15/22 (c)		805	843,238
MEDNAX, Inc., 5.25%, 12/01/23 (c)		587	607,545
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		1,109	1,153,360
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	787,520
4.75%, 6/01/20		1,450	1,493,500
6.00%, 10/01/20		3,645	3,863,700
4.50%, 4/01/21		73	73,913
4.38%, 10/01/21		961	963,403
8.13%, 4/01/22		1,907	1,978,512
6.75%, 6/15/23		1,758	1,736,025
UnitedHealth Group, Inc., 6.88%, 2/15/38 (e)		10,000	14,183,910

			59,414,707
Hotels, Restaurants & Leisure — 0.7%
Boyd Gaming Corp., 6.38%, 4/01/26 (c)		71	72,598
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		1,970	1,942,912
MGM Resorts International:
8.63%, 2/01/19		1,006	1,144,325
6.75%, 10/01/20		214	228,445
6.00%, 3/15/23		948	984,735

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (c)	USD	743	$774,577
New Red Finance, Inc., 6.00%, 4/01/22 (c)		2,215	2,286,987
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (c)		205	204,744
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		407	418,193
Sabre GLBL, Inc. (c):
5.38%, 4/15/23		594	604,395
5.25%, 11/15/23		294	297,675
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		1,718	1,778,130

			10,737,716
Household Durables — 0.7%
Beazer Homes USA, Inc., 6.63%, 4/15/18		1,960	1,999,200
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		1,647	1,525,155
Lennar Corp.:
4.75%, 11/15/22		1,805	1,832,075
4.88%, 12/15/23		711	721,665
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,550,162
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		920	922,300
5.88%, 6/15/24		625	628,125

			11,178,682
Household Products — 0.4%
Newell Rubbermaid, Inc.:
3.85%, 4/01/23		2,585	2,702,920
4.20%, 4/01/26		955	1,008,949
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	854,769
6.63%, 11/15/22		1,110	1,198,800
5.75%, 7/15/25		1,002	1,062,771

			6,828,209
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.:
6.00%, 1/15/22 (c)		1,548	1,635,075
5.38%, 1/15/23		2,109	2,127,454
5.88%, 1/15/24 (c)		823	873,409
5.50%, 2/01/24		1,481	1,495,810
5.75%, 1/15/25		1,064	1,074,640
Dynegy, Inc., 6.75%, 11/01/19		1,945	1,961,532
NRG Energy, Inc.:
6.25%, 7/15/22		991	971,497
6.25%, 5/01/24		218	212,550
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,825,833

			12,177,800
Insurance — 3.1%
American International Group, Inc., 6.40%, 12/15/20 (e)		8,710	10,128,232
Aon Corp., 5.00%, 9/30/20 (e)		7,700	8,519,280
Aon PLC, 4.25%, 12/12/42 (e)		6,500	6,024,616
Forethought Financial Group, Inc., 8.63%, 4/15/21 (c)		3,400	3,691,176
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (c)(e)		12,000	14,615,496
Principal Financial Group, Inc., 8.88%, 5/15/19		2,825	3,358,942
Trader Corp., 9.88%, 8/15/18 (c)		725	752,187

			47,089,929

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26	USD	1,061	$1,122,665
Netflix, Inc., 5.50%, 2/15/22		563	588,335

			1,711,000
IT Services — 1.1%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		1,755	1,755,000
Fidelity National Information Services, Inc., 5.00%, 10/15/25		1,935	2,136,437
First Data Corp. (c):
6.75%, 11/01/20		1,768	1,856,400
5.38%, 8/15/23		1,854	1,916,573
7.00%, 12/01/23		5,545	5,697,487
5.00%, 1/15/24		3,757	3,794,570
5.75%, 1/15/24		410	416,150

			17,572,617
Life Sciences Tools & Services — 0.9%
Life Technologies Corp., 6.00%, 3/01/20 (e)		12,000	13,499,916
Media — 7.3%
21st Century Fox America, Inc., 6.15%, 3/01/37 (e)		9,575	11,691,506
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,112,500
Altice Financing SA, 7.50%, 5/15/26 (c)(g)		703	703,879
Altice SA (c):
7.75%, 5/15/22		2,362	2,356,095
7.63%, 2/15/25		993	959,486
Altice US Finance I Corp. (c):
5.38%, 7/15/23		2,919	2,980,445
5.50%, 5/15/26		1,211	1,223,110
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,393,175
4.75%, 12/15/22		685	690,137
5.00%, 4/01/24		432	432,540
CCO Holdings LLC/CCO Holdings Capital Corp. (c):
5.88%, 4/01/24		1,759	1,842,552
5.50%, 5/01/26		1,219	1,243,380
CCO Safari II LLC (c):
4.91%, 7/23/25		5,000	5,390,235
6.38%, 10/23/35		479	552,908
6.48%, 10/23/45		4,584	5,415,409
6.83%, 10/23/55		3,540	4,068,692
CCOH Safari LLC, 5.75%, 2/15/26 (c)		499	515,218
Cinemark USA, Inc., 5.13%, 12/15/22		349	361,215
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,159,495
Cox Communications, Inc., 8.38%, 3/01/39 (c)(e)		5,000	5,807,340
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,445,550
Gray Television, Inc., 7.50%, 10/01/20		543	568,792
Grupo Televisa SAB, 5.00%, 5/13/45 (e)		3,345	3,142,858
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,107	808,110
6.63%, 12/15/22		545	352,888
5.50%, 8/01/23 (e)		1,127	712,123
8.00%, 2/15/24 (c)		875	905,625
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,129,178
Lamar Media Corp., 5.75%, 2/01/26 (c)		224	236,880
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		463	484,993
MDC Partners, Inc., 6.50%, 5/01/24 (c)		1,246	1,290,358

Corporate Bonds	Par (000)		Value
Media (continued)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)	USD	1,471	$1,493,065
Neptune Finco Corp., 6.63%, 10/15/25 (c)		832	894,400
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		475	484,500
Numericable Group SA, 6.00%, 5/15/22 (c)		4,544	4,549,907
Numericable-SFR SA, 7.38%, 5/01/26 (c)		5,843	5,930,645
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		249	257,093
5.63%, 2/15/24		122	126,880
Sirius XM Radio, Inc., 4.25%, 5/15/20 (c)		2,300	2,343,125
Time Warner Cable, Inc., 6.55%, 5/01/37 (e)		3,519	4,049,704
Tribune Media Co., 5.88%, 7/15/22 (c)		1,308	1,301,460
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		1,000	1,036,250
Univision Communications, Inc. (c):
5.13%, 5/15/23		5,293	5,332,697
5.13%, 2/15/25		999	987,761
Virgin Media Secured Finance PLC (c):
5.38%, 4/15/21		1,255	1,311,057
5.50%, 8/15/26		487	489,742

			112,564,958
Metals & Mining — 2.3%
Alcoa, Inc., 5.13%, 10/01/24		1,903	1,853,046
Anglo American Capital PLC, 4.45%, 9/27/20 (c)		136	128,520
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	5,062,500
ArcelorMittal:
6.13%, 6/01/18		2,575	2,669,966
7.75%, 3/01/41		455	420,875
Commercial Metals Co., 4.88%, 5/15/23		2,194	1,996,540
Constellium NV:
4.63%, 5/15/21	EUR	490	476,352
5.75%, 5/15/24 (c)	USD	1,728	1,308,960
First Quantum Minerals Ltd. (c):
7.00%, 2/15/21		303	246,945
7.25%, 5/15/22		912	715,920
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (c)		826	868,374
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		3,817	3,664,320
4.00%, 11/14/21		370	327,450
3.55%, 3/01/22		665	555,275
3.88%, 3/15/23		2,319	1,942,163
5.40%, 11/14/34		737	563,731
5.45%, 3/15/43		32	24,000
Novelis, Inc., 8.75%, 12/15/20		2,983	3,079,947
Southern Copper Corp., 5.88%, 4/23/45		3,870	3,547,807
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,129,863
6.38%, 8/15/22		1,430	1,505,075
5.25%, 4/15/23		309	313,635
5.50%, 10/01/24		240	243,900
Teck Resources Ltd.:
2.50%, 2/01/18		73	69,350
3.00%, 3/01/19		295	269,188
4.75%, 1/15/22		44	36,520
3.75%, 2/01/23		820	631,400
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		1,472	1,361,600

			35,013,222

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Multi-Utilities — 1.3%
CenterPoint Energy, Inc. (e):
5.95%, 2/01/17	USD	9,000	$9,267,750
6.50%, 5/01/18		9,675	10,467,479

			19,735,229
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (c)		3,460	3,598,400
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (c)		695	726,275
Oil, Gas & Consumable Fuels — 12.7%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,659,175
4.88%, 5/15/23		343	314,806
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	79,632
California Resources Corp., 8.00%, 12/15/22 (c)		2,642	1,816,375
CONSOL Energy, Inc., 5.88%, 4/15/22		4,724	3,932,730
Continental Resources, Inc.:
5.00%, 9/15/22		7,519	7,020,866
4.50%, 4/15/23		469	418,876
Denbury Resources, Inc., 5.50%, 5/01/22		304	195,320
El Paso LLC:
7.80%, 8/01/31		197	213,439
7.75%, 1/15/32		4,586	4,940,333
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,714,903
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,518,702
Enbridge Energy Partners LP, 9.88%, 3/01/19 (e)		6,000	6,791,034
Energy Transfer Equity LP:
7.50%, 10/15/20		598	602,485
5.88%, 1/15/24		5,241	4,900,335
5.50%, 6/01/27		870	746,695
Energy Transfer Partners LP:
5.20%, 2/01/22		10,200	10,304,795
6.13%, 12/15/45		3,579	3,425,067
Enterprise Products Operating LLC:
4.90%, 5/15/46		5,375	5,440,408
Series N, 6.50%, 1/31/19 (e)		12,000	13,388,628
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)		3,666	3,409,380
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (e)		12,000	13,241,268
4.25%, 9/01/24		2,170	2,100,460
5.40%, 9/01/44		3,615	3,250,377
MEG Energy Corp. (c):
6.50%, 3/15/21		3,839	3,013,615
7.00%, 3/31/24		3,100	2,433,500
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (c)		3,500	3,255,000
Nexen Energy ULC, 6.40%, 5/15/37		2,000	2,301,982
NGPL PipeCo LLC (c):
7.12%, 12/15/17		2,859	2,951,917
9.63%, 6/01/19		902	940,786
Noble Energy, Inc.:
5.63%, 5/01/21		1,784	1,833,274
5.05%, 11/15/44		3,500	3,313,481
ONEOK Partners LP, 8.63%, 3/01/19 (e)		10,000	11,147,300
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,267,875
Petroleos Mexicanos (e):
3.50%, 1/30/23		5,000	4,643,750
4.88%, 1/18/24		2,000	1,992,500

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 6.88%, 5/01/18	USD	1,665	$1,797,977
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/44		1,498	1,206,813
4.90%, 2/15/45		2,102	1,722,902
Range Resources Corp., 5.00%, 8/15/22		32	29,880
Rockies Express Pipeline LLC (c):
5.63%, 4/15/20		295	292,788
6.88%, 4/15/40		580	510,400
RSP Permian, Inc., 6.63%, 10/01/22		789	814,642
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)		10,000	9,590,700
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		10,510	10,299,800
5.75%, 5/15/24		2,575	2,491,312
Sabine Pass LNG LP, 7.50%, 11/30/16		4,471	4,574,392
Sanchez Energy Corp.:
7.75%, 6/15/21		153	125,843
6.13%, 1/15/23		821	613,697
SM Energy Co.:
6.50%, 1/01/23		177	161,955
5.00%, 1/15/24		181	150,683
Southwestern Energy Co.:
3.30%, 1/23/18		799	755,055
7.50%, 2/01/18		314	308,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		1,449	1,481,602
6.38%, 8/01/22		255	257,550
5.25%, 5/01/23		37	35,520
6.75%, 3/15/24 (c)		184	187,220
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		1,519	1,556,975
TransCanada PipeLines Ltd., 4.88%, 1/15/26		4,485	4,932,298
Weatherford International Ltd.:
4.50%, 4/15/22		90	79,119
6.50%, 8/01/36		90	69,525
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,206,170
Whiting Petroleum Corp., 6.25%, 4/01/23		161	134,033
Williams Cos., Inc.:
3.70%, 1/15/23		2,245	1,885,329
4.55%, 6/24/24		1,253	1,079,923
8.75%, 3/15/32		2,478	2,502,780
5.75%, 6/24/44		685	534,300
Williams Partners LP, 5.10%, 9/15/45		5,075	4,140,758
WPX Energy, Inc., 6.00%, 1/15/22		164	147,600

			195,199,115
Paper & Forest Products — 2.1%
International Paper Co. (e):
7.50%, 8/15/21		9,675	11,826,372
8.70%, 6/15/38		4,000	5,621,804
7.30%, 11/15/39		10,000	13,067,130
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,215,200

			32,730,506
Pharmaceuticals — 3.4%
AbbVie, Inc. (e):
2.90%, 11/06/22		5,675	5,798,011
4.70%, 5/14/45		3,255	3,457,048
Actavis Funding SCS:
3.45%, 3/15/22		7,335	7,514,319
3.85%, 6/15/24		6,000	6,163,302
4.75%, 3/15/45		1,450	1,466,716
Endo Finance LLC/Endo Finco, Inc. (c):
7.50%, 1/15/22		499	516,465

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Endo Finance LLC/Endo Finco, Inc. (c) (continued):
6.00%, 7/15/23	USD	1,514	$1,485,612
6.00%, 2/01/25		1,401	1,337,955
Forest Laboratories, Inc. (c):
4.38%, 2/01/19		2,924	3,085,849
5.00%, 12/15/21		1,631	1,799,331
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		1,613	1,661,390
Merck & Co., Inc., 6.50%, 12/01/33 (e)		6,420	8,682,434
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		6,135	5,920,275
5.38%, 3/15/20		62	54,909
7.00%, 10/01/20		447	411,240
6.38%, 10/15/20		1,015	919,844
7.50%, 7/15/21		273	249,795
5.63%, 12/01/21		1,137	963,607
5.50%, 3/01/23		31	26,350
5.88%, 5/15/23		665	556,937
6.13%, 4/15/25		116	96,904

			52,168,293
Professional Services — 0.4%
Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,870,698
Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.:
4.50%, 1/15/18		6,500	6,794,703
5.05%, 9/01/20		500	547,240
5.90%, 11/01/21 (e)		3,770	4,317,608
AvalonBay Communities, Inc., 6.10%, 3/15/20 (e)		10,000	11,482,780
DDR Corp.:
4.75%, 4/15/18		2,140	2,245,029
7.88%, 9/01/20		2,650	3,196,973
ERP Operating LP, 5.75%, 6/15/17 (e)		10,000	10,501,410
Felcor Lodging LP, 5.63%, 3/01/23		999	1,026,472
Host Hotels & Resorts LP, 3.75%, 10/15/23 (e)		3,600	3,563,233
iStar Financial, Inc., 4.00%, 11/01/17		825	812,625
UDR, Inc., 4.25%, 6/01/18 (e)		5,225	5,476,673

			49,964,746
Real Estate Management & Development — 0.3%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(e)		4,485	3,962,457
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19		803	833,113
5.25%, 12/01/21 (e)		344	359,480

			5,155,050
Road & Rail — 1.2%
Hertz Corp.:
4.25%, 4/01/18		983	992,830
6.75%, 4/15/19		1,167	1,187,691
5.88%, 10/15/20		925	939,347
7.38%, 1/15/21		310	319,688
Norfolk Southern Corp., 6.00%, 3/15/05		12,700	14,699,005

			18,138,561
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20		1,154	1,185,735
5.75%, 2/15/21		1,655	1,733,613
4.63%, 6/15/22		490	508,375

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 5.00%, 10/01/25 (c)	USD	1,418	$1,425,090

			4,852,813
Software — 0.5%
Infor US, Inc., 6.50%, 5/15/22		2,425	2,238,299
Informatica LLC, 7.13%, 7/15/23 (c)		477	463,883
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		4,435	4,534,787

			7,236,969
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18		4,867	5,226,662
L Brands, Inc.:
7.00%, 5/01/20		3,050	3,522,750
6.88%, 11/01/35		1,514	1,665,400
Penske Automotive Group, Inc., 5.38%, 12/01/24		1,951	1,965,632
VF Corp., 5.95%, 11/01/17 (e)		5,000	5,352,015

			17,732,459
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 5.00%, 5/01/25		699	707,738
Springs Industries, Inc., 6.25%, 6/01/21		1,674	1,703,295
William Carter Co., 5.25%, 8/15/21		1,406	1,465,052

			3,876,085
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		1,475	1,486,063
Tobacco — 2.4%
Altria Group, Inc., 10.20%, 2/06/39 (e)		13,392	24,471,523
Reynolds American, Inc.:
3.50%, 8/04/16		8,375	8,431,707
4.85%, 9/15/23		1,120	1,274,830
5.85%, 8/15/45		2,335	2,866,161

			37,044,221
Trading Companies & Distributors — 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (c):
Class A, 5.25%, 5/30/25		2,467	2,509,800
Class B, 6.13%, 11/30/21		2,805	2,840,416

			5,350,216
Transportation Infrastructure — 0.8%
CEVA Group PLC, 4.00%, 5/01/18 (c)		1,800	1,656,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (c)		10,500	11,322,664

			12,978,664
Wireless Telecommunication Services — 4.0%
America Movil SAB de CV (e):
2.38%, 9/08/16		12,495	12,552,939
3.13%, 7/16/22		1,275	1,311,647
American Tower Corp., 4.00%, 6/01/25		4,225	4,421,158
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,531,800
Crown Castle Towers LLC (c):
5.50%, 1/15/37		4,000	4,026,201
4.17%, 8/15/37		3,000	3,056,471
6.11%, 1/15/40		4,555	5,044,952
Digicel Group Ltd., 7.13%, 4/01/22 (c)		370	301,088
Digicel Ltd., 6.00%, 4/15/21 (c)		1,285	1,175,775
SBA Tower Trust, 5.10%, 4/15/42 (c)		13,975	14,057,472
Sprint Communications, Inc., 9.00%, 11/15/18 (c)		5,290	5,594,175
Sprint Corp., 7.13%, 6/15/24		1,755	1,316,250

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.63%, 4/28/21	USD	2,680	$2,824,050
6.73%, 4/28/22		2,495	2,625,988
6.84%, 4/28/23		645	687,731
6.50%, 1/15/26		1,365	1,446,900

			61,974,597
Total Corporate Bonds — 101.9%			1,563,132,537

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		4,525	3,653,938
Indonesia Government International Bond, 5.88%, 1/15/24 (c)		4,400	5,007,046
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,323,000
Total Foreign Agency Obligations — 0.7%			10,983,984

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,661,650
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,279,600
Total Municipal Bonds — 1.2%			18,941,250

Preferred Securities

Capital Trusts
Banks — 4.1%
BNP Paribas SA (b)(c)(f):
7.20%		5,000	5,437,500
7.38%		4,535	4,478,312
Capital One Financial Corp., Series E, 5.55% (b)(f)		10,000	9,980,000
Citigroup, Inc. (b)(f):
5.90%		2,210	2,204,475
5.95%		7,000	6,780,200
Credit Suisse Group AG, 7.50% (b)(c)(f)		3,250	3,228,043
HSBC Capital Funding LP, 10.18% (b)(c)(f)		11,835	17,382,656
JPMorgan Chase & Co., Series Q, 5.15% (b)(f)		4,000	3,890,000
Nordea Bank AB, 6.13% (b)(c)(f)		5,540	5,344,992
Wells Fargo & Co. (b)(f):
Series K, 7.98%		809	841,360
Series S, 5.90%		281	287,674
Series U, 5.88%		2,655	2,835,872

			62,691,084
Capital Markets — 1.9%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)		3,000	2,925,000
Goldman Sachs Group, Inc., Series L, 5.70% (b)(f)		2,950	2,872,563
Morgan Stanley, Series H, 5.45% (b)(f)		8,675	8,262,938
State Street Capital Trust IV, 1.63%, 6/01/77 (b)		17,845	13,071,462
State Street Corp., Series F, 5.25% (b)(f)		1,855	1,890,245

			29,022,208

Capital Trusts	Par (000)		Value
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (b)(f)	USD	4,510	$4,059,000
Diversified Financial Services — 3.4%
Bank of America Corp. (b)(f)(h):
Series AA, 6.10%		6,630	6,634,144
Series K, 8.00%		2,420	2,359,500
Series U, 5.20%		5,785	5,380,050
Barclays PLC, 6.63% (b)(f)		4,885	4,469,775
Credit Agricole SA, 8.13% (b)(c)(f)		5,000	5,162,500
JPMorgan Chase & Co., (b)(f)(h):
6.75%		7,775	8,601,871
Series 1, 7.90%		3,650	3,670,531
Series R, 6.00%		14,130	14,449,338
Royal Bank of Scotland Group PLC, 8.00% (b)(f)		970	929,684

			51,657,393
Electric Utilities — 0.4%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (b)		8,300	6,422,125
Industrial Conglomerates — 0.7%
General Electric Co., Series D, 5.00% (b)(f)		10,777	11,194,609
Insurance — 4.9%
ACE Capital Trust II, 9.70%, 4/01/30 (e)		7,000	9,975,000
Allstate Corp, 6.50%, 5/15/67 (b)		10,400	11,232,000
American International Group, Inc., 8.18%, 5/15/68 (b)		3,755	4,721,912
Bank One Capital III, 8.75%, 9/0130 (e)		2,000	2,933,620
Chubb Corp., 6.38%, 3/29/67 (b)(e)		7,400	6,364,000
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/01/27		5,000	6,058,680
Farmers Exchange Capital II, 6.15%, 11/01/53 (b)(c)		4,890	5,008,788
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (b)(c)		500	443,750
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		5,050	5,454,000
MetLife, Inc., 6.40%, 12/15/66		5,000	5,328,000
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		5,000	4,912,500
Reinsurance Group of America, Inc., 3.30%, 12/15/65 (b)		12,000	7,920,000
Swiss Re Capital I LP, 6.85% (b)(c)(f)		4,450	4,450,000

			74,802,250
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (c)(f)		5,600	5,796,000
Multi-Utilities — 0.2%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		4,400	3,696,000
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC:
7.00%, 6/01/67 (b)		2,500	1,889,000
Series A, 8.38%, 8/01/66 (b)		9,325	7,766,419
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		9,400	6,462,500
TransCanada Trust, 5.63%, 5/20/75 (b)		2,755	2,472,613

			18,590,532
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (c)(f)		7,000	8,540,000
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		6,125	6,890,625
Total Capital Trusts — 18.5%			283,361,826

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Preferred Stocks	Shares	Value
Banks — 1.8%
Citigroup, Inc., Series K, 6.88% (b)(f)	488,320	$13,472,749
Wells Fargo & Co., 5.85% (b)(f)	550,500	14,494,665

		27,967,414
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(f)	162,450	4,082,369
SCE Trust III, 5.75% (b)(f)	31,650	860,880
State Street Corp., Series D, 5.90% (b)(f)	220,495	5,990,849

		10,934,098
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (b)(f)	10,220	255,295
Electric Utilities — 0.2%
Entergy Louisiana LLC, 5.25%	90,000	2,275,200
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (j)	11,107	1,306,850
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	75,000	1,926,000
Vornado Realty Trust, Series K, 5.70% (f)	50,000	1,286,000

		3,212,000
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., 9.08% (c)	15,143	18,001,241
Total Preferred Stocks — 4.2%		63,952,098

Trust Preferred — 0.5%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	300,141	7,394,135
Total Preferred Securities — 23.2%		354,708,059

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (e)(k)	USD	3,945	$3,749,150

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 8/15/45		400	417,359
U.S. Treasury Notes (e):
1.75%, 12/31/20		11,600	11,856,465
1.13%, 2/28/21		3,200	3,179,376
1.63%, 2/15/26		47,325	46,504,195
Total U.S. Treasury Obligations — 4.0%			61,957,395
Total Long-Term Investments (Cost — $2,028,648,483) — 137.4%			2,108,161,871

Short-Term Securities — 0.4%		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (l)(m)		5,871,985	5,871,985
Total Short-Term Securities (Cost — $5,871,985) — 0.4%			5,871,985
Options Purchased (Cost — $2,445,129) — 0.1%			1,081,435
Total Investments Before Options Written (Cost — $2,036,965,597) — 137.9%			2,115,115,291
Options Written (Premiums Received — $3,622,663) — (0.2)%			(3,092,332)
Total Investments, Net of Options Written (Cost — $2,033,342,934) — 137.7%			2,112,022,959
Liabilities in Excess of Other Assets — (37.7)%			(578,598,803)

Net Assets — 100.0%			$1,533,424,156

Notes to Schedule of Investments

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $2,951 and an original cost of $45,446 which was less than 0.05% of its net assets.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Perpetual security with no stated maturity date.

(g)	When-issued security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Convertible security.

(k)	Zero-coupon bond.

(l)	During the six months ended April 30, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	610,104	5,261,881	5,871,985	$32,077

(m)	Current yield as of period end.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.43%	3/5/15	Open	$3,570,225	$3,578,177	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	6,863,500	6,877,656	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	10,770,000	10,792,213	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,499,250	4,508,530	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	710,625	712,091	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	5,906,250	5,918,432	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	1,184,375	1,186,818	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,691,813	4,701,489	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,514,500	2,519,686	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,867,413	4,877,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,768,500	2,774,210	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	8,268,750	8,285,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	9,843,750	9,865,898	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	11,820,000	11,846,595	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	12/17/15	Open	2,720,000	2,725,100	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	3,238,688	3,246,582	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,199,375	2,204,736	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,664,063	2,670,556	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	522,500	523,774	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	4,800,000	4,811,707	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	5,113,969	5,127,393	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	6,318,969	6,335,556	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	4,978,969	4,992,039	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	2,641,781	2,648,716	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	12/17/15	Open	1,204,875	1,208,264	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,202,500	3,210,186	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,202,500	3,210,186	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	21,125,880	21,176,582	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,319,388	3,327,354	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	17,613,000	17,655,271	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	6,405,000	6,420,372	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	6,675,000	6,691,020	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,056,625	4,066,361	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	10,826,325	10,852,308	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,336,375	3,344,382	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	17,212,500	17,253,810	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,699,250	2,705,728	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,595,688	3,604,317	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,940,000	3,949,456	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,801,038	3,810,160	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	12,630,000	12,660,312	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	7,395,000	7,412,748	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	10,175,000	10,199,420	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	8,008,000	8,027,219	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,507,938	4,518,757	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	9,989,438	10,013,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	13,740,000	13,772,976	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	5,460,000	5,480,475	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,594,625	4,605,652	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,930,000	4,941,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	6,413,813	6,429,206	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,285,000	3,292,884	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	339,700	338,426	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.63%	12/18/15	Open	7,873,000	7,891,187	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	11,575,000	11,602,587	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	14,418,000	14,457,349	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,067,000	7,086,287	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	9,142,000	9,166,950	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,963,000	7,984,732	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	10,451,000	10,479,523	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,014,000	3,022,226	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,197,000	5,211,183	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,160,000	3,168,624	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,754,000	4,766,974	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	$11,933,000	$11,965,567	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,841,000	2,848,754	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,189,000	5,203,162	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,319,000	3,328,058	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,771,000	1,775,833	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,125,000	4,136,258	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,096,000	5,109,908	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,574,000	5,589,212	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,455,000	4,467,158	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	9,258,000	9,283,267	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,444,000	4,456,128	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,712,000	2,719,401	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/22/15	Open	9,022,500	9,043,512	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/22/15	Open	3,995,370	4,004,675	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	10,925,000	10,954,589	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	10,736,813	10,765,891	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	8,400,000	8,422,750	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	3,227,188	3,235,928	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	6,050,000	6,066,385	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	5,784,800	5,800,467	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	1/14/16	Open	389,475	387,160	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	3/22/16	Open	8,847,167	8,853,458	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.06%	4/19/16	Open	46,792,594	46,798,833	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.40%	4/28/16	Open	11,919,000	11,919,265	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.40%	4/28/16	Open	3,184,000	3,184,058	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	0.25%	4/29/16	Open	649,135	649,142	Corporate Bonds	Open/Demand

Total				$592,415,765	$593,716,727

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
78	2-Year U.S. Treasury Note	June 2016	USD	17,052,750	$(19,247)
(519)	5-Year U.S. Treasury Note	June 2016	USD	62,754,399	114,430
1,591	10-Year U.S. Treasury Note	June 2016	USD	206,929,437	1,742
145	U.S. Treasury Long Bond	June 2016	USD	23,680,313	(273,344)
(176)	Ultra U.S. Treasury Bond	June 2016	USD	30,156,500	275,277
(900)	90-Day Euro-Dollar Future	March 2017	USD	222,930,000	(720,000)
Total					$(621,142)

OTC Credit Default Swaptions Purchased

Description	Counterparty	Put/ Call	Strike Price	Pay/ Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought Protection on 5 Year Credit Default Swap	CitiBank N.A.	Put	USD 95.00	Receive	CDX North America, Investment Grade, Series 26, Version 1	7/20/16	USD	552,000	$1,081,169

OTC Credit Default Swaptions Written

Description	Counterparty	Put/ Call	Strike Price	Pay/ Receive Floating Rate Index	Floating Rate Index	Credit Rating[2]	Expiration Date	Notional Amount (000)[1]		Value
Sold Protection on 5 Year Credit Default Swap	CitiBank N.A.	Put	USD 115.00	Pay	CDX North America, Investment Grade, Series 26, Version 1	A	7/20/16	USD	552,000	$(478,176)
[1] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
[2] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Swap	Deutsche Bank AG	Put	3.05%	Pay	3-month LIBOR	6/09/16	USD	63,150	$266

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.55%	Pay	6-month LIBOR	3/15/18	USD	77,900	$(807,890)
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.47%	Pay	6-month LIBOR	3/19/18	USD	77,900	(743,112)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.55%	Receive	6-month LIBOR	3/15/18	USD	77,900	(502,063)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.47%	Receive	6-month LIBOR	3/19/18	USD	77,900	(561,091)
Total									$(2,614,156)

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	USD	10	$37	$(142)	$179
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	USD	994	3,701	(13,869)	17,570
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	USD	2,425	9,030	(29,188)	38,218
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	57,278	(12,065)	69,343
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	USD	2,800	35,639	(8,074)	43,713
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	62,658	(3,035)	65,693
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	38,987	(2,031)	41,018
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	USD	12,200	165,460	15,482	149,978
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	USD	3,025	34,215	(49,259)	83,474
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	USD	16,700	212,668	75,001	137,667
Total						$619,673	$(27,180)	$646,853

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	BBB-	USD	2,535	$(18,065)	$17,045	$(35,110)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	BBB-	USD	1,465	(10,440)	9,287	(19,727)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	BBB-	USD	4,000	(28,600)	27,560	(56,160)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	BBB	EUR	1,500	(12,168)	16,775	(28,943)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	A	USD	4,500	(64,793)	(3,048)	(61,745)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	A	USD	2,800	(40,316)	(2,040)	(38,276)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	A+	USD	5,585	(79,291)	(40,941)	(38,350)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	BBB+	USD	4,500	(62,251)	20,980	(83,231)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	BBB+	USD	2,800	(38,734)	14,038	(52,772)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	BBB+	USD	5,585	(80,100)	(14,082)	(66,018)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	BBB+	USD	4,715	(68,055)	(31,813)	(36,242)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	A	USD	4,715	(68,296)	(32,669)	(35,627)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	16,700	(205,865)	(42,120)	(163,745)
MetLife, Inc.	1.00%	Citibank N.A.	6/20/21	A-	USD	1,375	14,068	22,304	(8,236)
Newmont Mining Corp.	1.00%	Barclays Capital Inc.	6/20/21	BBB	USD	2,000	13,334	24,050	(10,716)
Newmont Mining Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	8,000	53,337	126,465	(73,128)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	A	USD	1,920	15,879	28,449	(12,570)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	6/20/21	A	USD	1,155	9,552	18,202	(8,650)
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A	USD	9,500	78,565	123,212	(44,647)
Total							$(592,239)	$281,654	$(873,893)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Transactions in Options Written for the Six Months Ended April 30, 2016

Calls
Notional (000)
	Contracts	USD	Premiums Received
Outstanding options, beginning of period	—	—	—
Options written	—	$155,800	$1,397,331
Options exercised	—	—	—
Options expired	—	—	—
Options closed	—	—	—

Outstanding options, end of period	—	$155,800	$1,397,331

	Puts
		Notional (000)
	Contracts	USD	Premiums Received
Outstanding options, beginning of period	3,396	—	$1,061,185
Options written	—	$707,800	2,225,332
Options exercised	—	—	—
Options expired	(3,396)	—	(1,061,185)
Options closed	—	—	—

Outstanding options, end of period	—	$707,800	$2,225,332

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$391,449	—	$391,449
Options purchased	Investments at value —unaffiliated[2]	—	$1,081,169	—	—	266	—	1,081,435
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	1,185,703	—	—	—	—	1,185,703

Total		—	$2,266,872	—	—	$391,715	—	$2,658,587

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,012,591	—	$1,012,591
Options written	Options written at value	—	$478,176	—	—	2,614,156	—	3,092,332
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$1,158,269	—	—	—	—	1,158,269

Total		—	$1,636,445	—	—	$3,626,747	—	$5,263,192

[1] Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$156,886	—	$156,886
Options purchased[1]	—	—	$868,677	—	(3,960,358)	—	(3,091,681)
Options written	—	—	—	—	1,061,185	—	1,061,185
Swaps	—	$538,196	—	—	(16,734,108)	—	(16,195,912)

Total	—	$538,196	$868,677	—	$(19,476,395)	—	$(18,069,522)

[1] Options purchased are included in net realized gain (loss) from investments.
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$2,195,718	—	$2,195,718
Options purchased[1]	—	$(547,231)	$85,760	—	2,693,886	—	2,232,415
Options written	—	349,825	—	—	(859,454)	—	(509,629)
Swaps	—	(633,987)	—	—	12,111,749	—	11,477,762

Total	—	$(831,393)	$85,760	—	$16,141,899	—	$15,396,266

[1] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$277,938,656
Average notional value of contracts — short	$392,358,118
Options:
Average value of option contracts purchased	$319,125
Average value of option contracts written	$1,037,850	[1]
Average notional value of swaption contracts purchased	$339,150,000
Average notional value of swaption contracts written	$431,800,000
Credit default swaps:
Average notional value — buy protection	$113,256,263
Average notional value — sell protection	$49,954,000
Interest rate swaps:
Average notional value — pays fixed rate	$119,150,000
Average notional value — receives fixed rate	$10,900,000	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$260,453		$219,414
Swaps — OTC[1]	1,185,703		1,158,269
Options	1,081,435	[2]	3,092,332

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,527,591		4,470,015
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(260,453)		(219,414)

Total derivative assets and liabilities subject to an MNA	$2,267,138		$4,250,601

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
[2] Includes options purchased at value which is included in Investments at value-unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

The following tables present the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Barclays Bank PLC	$40,825	$(39,659)	—	—	$1,166
Citibank N.A.	1,131,922	(498,982)	—	$(632,940)	—
Credit Suisse International	203,678	(203,678)	—	—	—
Deutsche Bank AG	296,408	(255,124)	—	(41,284)	—
Goldman Sachs Bank USA	173,061	(173,061)	—	—	—
Goldman Sachs International	252,723	(204,698)	—	—	48,025
JPMorgan Chase Bank N.A.	123,212	(44,647)	—	—	78,565
Morgan Stanley Capital Services LLC	179	(142)	—	—	37
Royal Bank of Scotland PLC	27,560	(27,560)	—	—	—
UBS AG	17,570	(13,869)	—	—	3,701

Total	$2,267,138	$(1,461,420)	—	$(674,224)	$131,494

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$2,614,156	—	—	$(2,614,156)	—
Barclays Bank PLC	39,659	$(39,659)	—	—	—
Citibank N.A.	498,982	(498,982)	—	—	—
Credit Suisse International	324,930	(203,678)	—	—	$121,252
Deutsche Bank AG	255,124	(255,124)	—	—	—
Goldman Sachs Bank USA	198,234	(173,061)	—	—	25,173
Goldman Sachs International	204,698	(204,698)	—	—	—
JPMorgan Chase Bank N.A.	44,647	(44,647)	—	—	—
Morgan Stanley Capital Services LLC	142	(142)	—	—	—
Royal Bank of Scotland PLC	56,160	(27,560)	—	—	28,600
UBS AG	13,869	(13,869)	—	—	—

Total	$4,250,601	$(1,461,420)	—	$(2,614,156)	$175,025

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$79,371,500	$15,315,045	$94,686,545
Common Stocks	—	—	2,951	2,951
Corporate Bonds	—	1,558,020,037	5,112,500	1,563,132,537
Foreign Agency Obligations	—	10,983,984	—	10,983,984
Municipal Bonds	—	18,941,250	—	18,941,250
Preferred Securities	$53,344,992	301,363,067	—	354,708,059
U.S. Government Sponsored Agency Securities	—	3,749,150	—	3,749,150
U.S. Treasury Obligations	—	61,957,395	—	61,957,395
Short-Term Securities:
Money Market Funds	5,871,985	—	—	5,871,985
Options Purchased
Credit Contracts	—	1,081,169	—	1,081,169
Interest Rate Contracts	—	266	—	266

Total	$59,216,977	$2,035,467,818	$20,430,496	$2,115,115,291

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$646,853	—	$646,853
Interest rate contracts	$391,449	—	—	391,449
Liabilities:
Credit contracts	—	(1,352,069)	—	(1,352,069)
Interest rate contracts	(1,012,591)	(2,614,156)	—	(3,626,747)

Total	$(621,142)	$(3,319,372)	—	$(3,940,514)

[1]    Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount, or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$30,669	—	—	$30,669
Cash pledged:
Collateral — OTC swaps	2,670,000	—	—	2,670,000
Futures contracts	2,028,000	—	—	2,028,000
Foreign currency at value	13,541	—	—	13,541
Liabilities:
Cash received:
Collateral — reverse repurchase agreements	—	$(10,408,000)	—	(10,408,000)
Collateral — OTC swaps	—	(1,230,000)	—	(1,230,000)
Reverse repurchase agreements	—	(593,716,727)	—	(593,716,727)

Total	$4,742,210	$(605,354,727)	—	$(600,612,517)

During	the six months ended April 30, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	27

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total
Assets:
Opening Balance, as of October 31, 2015	$11,525,615	$5,079,000	—	$16,604,615
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(1,990,590)	—	—	(1,990,590)
Accrued discounts/premiums	6,720	—	—	6,720
Net realized gain (loss)	(154,322)	—	—	(154,322)
Net change in unrealized appreciation (depreciation)[2,3]	(201,378)	33,500	$(42,494)	(210,372)
Purchases	9,379,500	—	45,445	9,424,945
Sales	(3,250,500)	—	—	(3,250,500)

Closing Balance, as of April 30, 2016	$15,315,045	$5,112,500	$2,951	$20,430,496

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[2]	$(190,160)	$33,500	$(42,494)	$199,154

[1]    As of October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at April 30, 2016 is generally due to derivative financial instruments s no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Construction & Engineering — 0.1%
USI United Subcontractors		8,067	$242,024
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)		9,191	55,146
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		6,155	—
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		63	15,750
Total Common Stocks — 0.1%			312,920

Asset-Backed Securities (c)	Par (000)
ALM Loan Funding (a):
Series 2012-5A, Class BR, 3.63%, 10/18/27	USD	310	300,886
Series 2013-7RA, Class C, 4.09%, 4/24/24		630	602,781
Series 2013-7RA, Class D, 5.64%, 4/24/24		550	516,133
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26 (a)		463	423,137
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.53%, 7/15/27 (a)		630	615,951
ALM XVII Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28 (a)		250	238,368
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.84%, 12/09/26 (a)		250	221,875
Apidos CDO XI, Series 2012-11A, Class D, 4.88%, 1/17/23 (a)		500	466,934
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.33%, 10/15/26 (a)		525	465,021
Atrium CDO Corp., Series 9A, Class D, 4.14%, 2/28/24 (a)		500	465,318
Carlyle Global Market Strategies CLO Ltd. (a):
Series 2012-4A, Class D, 5.13%, 1/20/25		450	440,521
Series 2013-1A, Class C, 4.62%, 2/14/25		250	238,886
Series 2014-5A, Class C, 4.78%, 10/16/25		1,250	1,159,968
CIFC Funding Ltd., Series 2014-2A, Class A3L, 3.47%, 5/24/26 (a)		275	264,644
Highbridge Loan Management Ltd., Series 2015-7A, Class C, 4.00%, 11/15/26 (a)		250	249,653
LCM XVIII LP, Series 18A, Class INC, 3.45%, 4/20/27		750	454,986
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.14%, 10/23/25 (a)		250	221,596
OZLM Funding Ltd., Series 2012-2A, Class C, 4.99%, 10/30/23 (a)		500	482,702
Symphony CLO Ltd., Class D (a):
Series 2012-9A, 4.88%, 4/16/22		775	756,228
Series 2016-17A, 5.52%, 4/15/28		250	238,816
Treman Park CLO LLC, Series 2015-1A, Class D, 4.49%, 4/20/27 (a)		700	656,250
Webster Park CLO Ltd., Series 2015-1A (a):
Class B1, 3.61%, 1/20/27		250	245,635
Class C, 4.56%, 1/20/27		250	235,210

			9,961,499
Total Asset-Backed Securities — 3.0%			9,961,499

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		592	602,504

Corporate Bonds	Par (000)		Value
Airlines — (continued)
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	1,585	$1,600,850

			2,203,354
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19 (a)		606	607,442
Commercial Services & Supplies — 0.3%
ADT Corp., 4.13%, 6/15/23		923	858,390
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.39%, 12/01/17 (c)		179	179,000

			1,037,390
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (a)		450	286,875
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.63%, 12/15/19 (a)(c)		920	929,085
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 1.00%, 5/15/21 (a)(c)(e)		680	676,600

			1,605,685
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.41%, 1/15/18 (c)		607	612,002
6.13%, 1/15/21		337	353,007

			965,009
Health Care Equipment & Supplies — 0.0%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		190	166,250
Health Care Providers & Services — 0.4%
Care UK Health & Social Care PLC, 5.59%, 7/15/19 (c)	GBP	327	406,127
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)	USD	240	249,600
Tenet Healthcare Corp., 4.13%, 6/15/20 (a)(c)		840	841,050

			1,496,777
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (a)(d)		400	—
Media — 1.3%
Altice Financing SA (a):
6.63%, 2/15/23		335	331,248
7.50%, 5/15/26 (e)		515	515,644
Altice US Finance I Corp., 5.38%, 7/15/23 (a)		745	760,682
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		989	993,945
Numericable Group SA, 6.00%, 5/15/22 (a)		512	512,666
Numericable-SFR SA, 7.38%, 5/01/26 (a)		1,230	1,248,450

			4,362,635
Oil, Gas & Consumable Fuels — 0.4%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		50	50,250
Concho Resources, Inc., 5.50%, 4/01/23		50	50,375
CONSOL Energy, Inc., 5.88%, 4/15/22		280	233,100
Continental Resources, Inc., 3.80%, 6/01/24		55	46,888
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		50	50,500
MEG Energy Corp., 7.00%, 3/31/24 (a)		325	255,125
Newfield Exploration Co., 5.63%, 7/01/24		50	50,875
QEP Resources, Inc., 6.88%, 3/01/21		55	54,450
RSP Permian, Inc., 6.63%, 10/01/22		50	51,625
Whiting Petroleum Corp., 5.75%, 3/15/21		210	174,825
WPX Energy, Inc., 6.00%, 1/15/22		190	171,000

			1,189,013
Total Corporate Bonds — 4.2%			13,920,430

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	29

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (c)	Par (000)		Value
Aerospace & Defense — 1.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	1,355	$1,361,786
Engility Corp., 2nd Lien Term Loan, 12.00%, 5/30/21		366	346,544
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		503	497,707
Term Loan C, 3.75%, 2/28/20		1,847	1,844,153
Term Loan D, 3.75%, 6/04/21		704	699,771

			4,749,961
Air Freight & Logistics — 0.6%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		423	368,768
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		437	381,105
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		68	59,693
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		602	525,662
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		818	821,017

			2,156,245
Airlines — 0.4%
Northwest Airlines, Inc.:
2.75%, 3/10/17		158	156,420
2.13%, 9/10/18		362	351,221
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		686	685,787

			1,193,428
Auto Components — 2.0%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,446	1,282,414
2nd Lien Term Loan, 11.00%, 1/29/18		546	357,859
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		539	527,150
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		884	759,134
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		3,006	2,873,879
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		562	561,264
GPX International Tire Corp., Term Loan: (a)(d)
12.25%, 3/31/2012		274	—
PIK, 13.00%, 3/30/2012 (f)		4	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		416	419,085

			6,780,785
Automobiles — 0.4%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		291	290,336
3.50%, 5/24/17		992	992,314

			1,282,650
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		860	856,441
2nd Lien Term Loan, 8.25%, 6/03/21		181	168,179

			1,024,620
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		507	503,197
Building Materials — 0.5%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		395	356,160
2015 Term Loan, 4.75%, 7/28/22		1,498	1,461,159

			1,817,319

Floating Rate Loan Interests (c)	Par (000)		Value
Building Products — 2.8%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20	USD	727	$711,355
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,221	3,200,852
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		742	707,554
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,148	1,152,649
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		564	560,349
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,366	1,364,067
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		503	501,942
Term Loan B, 4.00%, 10/31/19		1,145	1,142,048

			9,340,816
Capital Markets — 0.9%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		392	345,065
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		481	479,234
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		2,017	2,025,276

			2,849,575
Chemicals — 4.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		582	579,837
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		302	300,849
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,244	1,242,520
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		70	69,907
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		688	685,787
Chemours Company, Term Loan B, 3.75%, 5/12/22		692	672,707
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		69	68,400
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		183	153,406
Huntsman International LLC:
2013 Incremental Term Loan, 3.75%, 10/01/21		861	862,202
2016 Term Loan B, 4.25%, 3/23/23		500	502,815
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		442	441,544
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		1,025	1,003,812
Term Loan B2, 5.50%, 6/07/20		88	86,595
Term Loan B3, 5.50%, 6/07/20		1,647	1,616,763
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,394	1,380,307
PQ Corp., Term Loan, 5.75%, 10/14/22		630	633,037
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		690	683,103
2015 2nd Lien Term Loan, 8.50%, 6/19/23		285	269,088
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		931	919,655
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	952,138
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		315	311,712

			13,436,184
Commercial Services & Supplies — 7.3%
ADMI Corp., 2015 Term Loan B, 5.50%, 4/30/22		724	726,518
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		1,791	1,784,508
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,426	1,427,591
Term Loan F, 3.25%, 2/24/21		522	522,010
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,739	1,718,285

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Services & Supplies (continued)
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21	USD	2,614	$2,624,632
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,828	1,822,188
2nd Lien Term Loan, 8.00%, 5/14/22		900	864,000
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		632	630,945
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		642	640,716
GCA Services Group, Inc., 2016 Term Loan, 5.75%, 3/01/23		1,170	1,177,312
KAR Auction Services, Inc.:
Term Loan B2, 3.94%, 3/11/21		813	816,109
Term Loan B3, 4.25%, 3/09/23		1,075	1,079,031
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		877	760,086
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		797	749,603
Prime Security Services Borrower LLC, Incremental 1st Lien Term Loan, hunts%, 4/07/22		275	276,031
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		992	991,197
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,684	2,629,516
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		402	401,623
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		1,254	1,256,081
West Corp., Term Loan B10, 3.25%, 6/30/18		1,385	1,375,958

			24,273,940
Communications Equipment — 1.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		474	472,252
2nd Lien Term Loan, 7.50%, 1/24/22		227	222,842
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		557	557,896
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		572	574,830
Telesat Canada, Term Loan A, 3.00%, 3/28/17	CAD	2,088	1,655,525
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	2,435	2,433,613

			5,916,958
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		322	323,474
Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		1,813	1,805,660
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		446	448,516
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		2,314	2,314,702
McJunkin Red Man Corp., Term Loan, 4.75%, 11/08/19		264	255,838

			4,824,716
Containers & Packaging — 1.9%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		1,107	1,104,117
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		763	762,787
Term Loan F, 4.00%, 10/01/22		3,744	3,749,641
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		852	848,344

			6,464,889
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		993	994,544
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		941	914,636

			1,909,180

Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Consumer Services — 4.3%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21	USD	1,732	$1,715,863
2nd Lien Term Loan, 8.00%, 8/13/21		864	838,196
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,932	1,924,369
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		316	316,594
Term Loan B, 3.75%, 1/30/20		1,704	1,704,880
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		733	726,886
Nomad Foods Europe Midco Ltd., Term Loan C1, 3.50%, 6/30/20	EUR	606	682,858
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	1,044	989,582
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,622	4,636,575
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		798	795,318

			14,331,121
Diversified Financial Services — 3.2%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		1,174	1,178,503
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		593	582,872
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		1,687	1,661,941
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		1,257	1,253,931
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,899	3,906,015
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,070	1,074,896
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.50%, 12/02/18	EUR	878	1,006,971

			10,665,129
Diversified Telecommunication Services — 3.9%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19	USD	1,844	1,858,259
5.25%, 2/04/22		14	13,875
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,419	1,414,184
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,381	1,319,186
2nd Lien Term Loan, 9.75%, 2/12/21		459	432,651
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,685	4,697,884
2019 Term Loan, 4.00%, 8/01/19		2,452	2,458,229
Zayo Group LLC, Term Loan B2, 4.50%, 5/06/21		622	625,353

			12,819,621
Electrical Equipment — 0.9%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		2,753	2,749,653
Extended Term Loan, 4.91%, 10/10/17		1,050	355,037

			3,104,690
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		990	988,675
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		481	481,322

			1,469,997
Energy Equipment & Services — 0.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		491	488,986
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		802	569,682

			1,058,668

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	31

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (c)	Par (000)			Value
Food & Staples Retailing — 2.9%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21	USD	2,492		$2,499,520
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,333		1,337,193
2nd Lien Term Loan, 8.50%, 8/03/23		316		309,697
Rite Aid Corp.:
5.75%, 8/21/20		540		541,123
4.88%, 6/21/21		1,120		1,120,706
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,066		1,053,870
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		2,745		2,741,549

				9,603,658
Food Products — 2.0%
Blue Ribbon LLC, Term Loan, 5.50%, 11/13/21		1,082		1,076,289
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		486		471,690
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,518		1,515,790
Performance Food Group Co., 2nd Lien Term Loan, 6.00%, 11/14/19		921		923,474
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		484		485,878
Term Loan G, 3.00%, 4/29/20		995		993,138
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(g)	374
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		975		841,532
2nd Lien Term Loan, 10.75%, 11/01/19		725		507,500

				6,815,665
Health Care Equipment & Supplies — 4.3%
Alere, Inc.:
2015 Term Loan A, 3.44%, 6/18/20		292		288,535
2015 Term Loan B, 4.25%, 6/18/22		1,859		1,840,471
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,138		1,137,347
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		2,372		2,373,104
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,020		1,961,948
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		1,869		1,864,618
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,402		1,332,185
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,916		1,872,618
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,671		1,580,168

				14,250,994
Health Care Management Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (d)		314		233,814
Health Care Providers & Services — 9.9%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		290		292,261
Acadia Healthcare Company, Inc., Term Loan B2, 4.50%, 2/16/23		1,322		1,330,358
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		282		277,488
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,771		1,775,071
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,523		1,522,709
Community Health Systems, Inc.:
Term Loan F, 3.69%, 12/31/18		866		861,455
Term Loan G, 3.75%, 12/31/19		1,943		1,912,862

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (continued)
Community Health Systems, Inc. (continued)
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22	USD	941	$935,017
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,831	5,854,462
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		897	897,217
B2, 4.50%, 10/28/22		594	594,676
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		891	894,290
HCA, Inc., Term Loan B6, 3.69%, 3/17/23		3,207	3,227,079
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,928	1,917,599
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		298	296,786
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		10	10,079
2016 Term Loan, 5.50%, 8/14/21		838	837,792
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 9/30/22		1,009	1,004,480
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		1,876	1,870,886
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,189	1,190,912
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		1,409	1,404,780
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		1,340	1,348,379
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,436	1,437,305
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		1,270	1,281,113

			32,975,056
Health Care Technology — 0.6%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18		197	196,631
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,970	1,969,091

			2,165,722
Hotels, Restaurants & Leisure — 7.8%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,646	1,572,678
2nd Lien Term Loan, 8.00%, 8/01/22		602	594,784
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,280	1,282,180
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,536	1,075,128
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		2,882	2,887,220
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		4,623	4,354,080
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		893	894,484
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		668	649,655
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		1,481	1,476,833
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,579	1,584,539
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		920	906,578
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,708	1,708,426
Pinnacle Entertainment, Inc., Term Loan B, 1.00%, 4/28/23		292	300,564
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		776	777,533
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		302	302,250
Term Loan B, 4.00%, 2/19/19		1,610	1,612,239

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20	USD	717	$705,301
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,094	3,097,513

			25,781,985
Household Products — 1.1%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		491	482,588
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		2,445	2,451,906
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		630	632,362

			3,566,856
Independent Power and Renewable Electricity Producers — 3.5%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		888	710,630
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		985	970,162
Calpine Corp.:
Term Loan B3, 4.00%, 10/09/19		547	626,673
Term Loan B5, 3.50%, 5/27/22		731	726,481
Term Loan B6, 4.00%, 1/15/23		1,317	1,315,884
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		3,571	3,566,887
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,878	1,810,312
Term Loan C, 5.00%, 12/19/21		84	80,662
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		1,219	1,215,452
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		930	762,283

			11,785,426
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		437	333,136
Insurance — 1.3%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		349	348,759
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		226	224,842
Term Loan B4, 5.00%, 8/04/22		928	921,162
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,152	1,128,470
2016 1st Lien Term Loan, 1.00%, 2/28/21		530	531,325
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,168,500

			4,323,058
Internet Software & Services — 0.7%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,547	1,549,650
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		419	175,959
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		500	498,540

			2,224,149
IT Services — 4.2%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		2,239	2,224,758
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		518	496,932
First Data Corp.:
2018 Term Loan, 3.94%, 9/24/18		730	730,460
2021 Extended Term Loan, 4.44%, 3/24/21		7,641	7,657,173
Global Payments, Inc., Term Loan B, 3.94%, 4/22/23		1,795	1,809,049

Floating Rate Loan Interests (c)	Par (000)		Value
IT Services — (continued)
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21	USD	1,028	$1,031,550

			13,949,922
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		883	687,870
Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development LLC, 1st Lien Term Loan, 1.00%, 8/18/22		255	254,416
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		728	728,015
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		658	657,643
Term Loan B3, 4.25%, 8/30/20		201	200,405
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		922	921,365
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		494	495,602
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,581	1,569,336
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,169	1,948,383
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		571	569,650

			7,090,399
Manufactured Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		189	188,694
Media — 13.5%
Altice U.S. Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		2,946	2,941,555
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		2,572	2,556,786
0.00%, 7/03/16 (a)(d)		1,296	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 8/24/21		650	650,305
Term Loan I, 3.50%, 1/24/23		3,970	3,985,602
Clear Channel Communications, Inc., Term Loan D, 7.19%, 1/30/19		3,282	2,446,843
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		1,337	1,340,994
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		978	965,913
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,687	1,644,656
iHeartCommunications, Inc., Extended Term Loan E, 7.94%, 7/30/19		315	234,149
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,007	1,879,996
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		735	701,315
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		297	298,365
MCC Iowa LLC:
Term Loan I, 2.91%, 6/30/17		658	655,530
Term Loan J, 3.75%, 6/30/21		319	318,380
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,333	1,332,094
Mediacom Communications Corp., Term Loan F, 2.91%, 3/31/18		500	494,022
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		2,975	2,984,312
Numericable U.S. LLC:
Term Loan B6, 4.75%, 2/10/23		2,329	2,330,001
Term Loan B7, 5.00%, 1/15/24		1,380	1,384,885

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	33

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (c)	Par (000)		Value
Media (continued)
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21	USD	2,696	$2,691,338
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		121	120,272
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,228	2,224,968
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,621	3,615,505
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,595,730
Term Loan F, 3.65%, 6/30/23	USD	2,405	2,399,433
WideOpenWest Finance LLC, Term Loan B1, 3.75%, 7/17/17		284	282,483
Ziggo Financing Partnership:
Term Loan B1, 3.65%, 1/15/22		1,108	1,103,530
Term Loan B2A, 3.60%, 1/15/22		719	715,887
Term Loan B3, 3.60%, 1/15/22		1,182	1,177,378

			45,072,227
Metals & Mining — 0.7%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	41,075
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		532	519,434
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,618	1,607,539

			2,168,048
Multiline Retail — 2.0%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,173	2,148,114
2nd Lien Term Loan, 8.50%, 3/26/20		387	374,519
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		2,257	2,265,719
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		832	835,237
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,115	1,061,001

			6,684,590
Oil, Gas & Consumable Fuels — 3.1%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		823	822,957
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		749	356,496
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		120	112,483
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		545	520,475
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,895	1,692,886
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		865	817,425
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		308	306,210
2nd Lien Term Loan, 8.25%, 11/06/20		285	273,600
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		890	676,053
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21 (b)(d)		160	125,787
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		614	500,290
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		56	54,856
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		732	729,939
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,290	1,284,975
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,015	947,097

Floating Rate Loan Interests (c)	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	1,026	$1,005,848

			10,227,377
Personal Products — 0.5%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		1,562	1,564,719
Pharmaceuticals — 6.0%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		905	906,432
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		1,104	1,101,161
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		503	499,327
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		2,970	2,936,627
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		2,105	2,096,832
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.44%, 2/27/21		2,579	2,581,172
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		3,344	3,336,020
NBTY, Inc., Term Loan B, 1.00%, 4/26/23		1,082	1,084,450
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.89%, 10/20/18		432	418,721
Series A4 Tranche A, 5.75%, 4/01/20		396	379,286
Series C2 Term Loan B, 4.75%, 12/11/19		2,982	2,902,405
Series D2 Term Loan B, 4.50%, 2/13/19		933	904,780
Series E Term Loan B, 4.75%, 8/05/20		683	662,880

			19,810,093
Professional Services — 3.7%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		718	709,450
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,646	1,630,153
2014 2nd Lien Term Loan, 7.50%, 7/25/22		465	437,100
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,744	1,743,176
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		1,467	1,469,564
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,073	1,013,525
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		1,355	1,344,529
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		3,857	3,838,783

			12,186,280
Real Estate Investment Trusts (REITs) — 0.8%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		1,020	999,827
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		1,810	1,819,430

			2,819,257
Real Estate Management & Development — 2.0%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,319	1,321,195
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,496	1,491,779
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		108	106,961
Term Loan A, 2.68%, 10/23/20		690	672,750
Term Loan B, 3.75%, 3/05/20		3,140	3,136,947

			6,729,632

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests (c)	Par (000)		Value
Road & Rail — 1.3%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18	USD	2,618	$2,607,523
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,210	1,178,876
2nd Lien Term Loan, 7.75%, 9/30/21		600	564,000

			4,350,399
Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		7,265	7,266,308
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		567	570,481
NXP BV:
2015 Term Loan B, 3.75%, 12/07/20		3,492	3,500,619
Term Loan D, 3.25%, 1/11/20		848	844,314
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		430	431,703

			12,613,425
Software — 4.8%
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,916	1,869,355
Informatica Corp., Term Loan, 4.25%, 8/05/22		2,124	2,086,963
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		302	246,502
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,100,330
Initial Incremental Term Loan, 4.50%, 10/30/19		1,275	1,271,350
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,317	1,307,890
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	926,670
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		1,785	1,783,661
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		600	602,250
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		827	824,932
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		3,319	3,326,956
2015 Term Loan B2, 4.08%, 7/08/22		473	473,684

			15,820,543
Specialty Retail — 2.9%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		830	831,037
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		792	790,931
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		673	671,172
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,768	1,773,929
Term Loan B, 3.75%, 1/28/20		967	967,259
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,905	1,896,592
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		509	511,553
2016 Term Loan B2, 5.64%, 1/26/23		998	1,001,929
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		818	815,674
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18 (a)(d)		880	242,114

			9,502,190
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		861	861,020
Dell, Inc., Term Loan C, 3.75%, 10/29/18		1,480	1,479,433
Linxens France SA, Term Loan, 5.00%, 10/14/22		479	477,603

			2,818,056

Floating Rate Loan Interests (c)	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	1,229	$1,170,187
Samsonite International SA, Term Loan B, 4.00%, 4/13/23		305	307,211

			1,477,398
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,346	1,334,627
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		681	681,700
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		778	684,684
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		630	611,015
Wireless Telecommunication Services — 2.8%
LTS Buyer LLC:
1st Lien Term Loan, 4.00%, 4/13/20		3,017	3,006,141
2nd Lien Term Loan, 8.00%, 4/12/21		150	148,500
New Lightsquared LLC, Exit Term Loan, 9.75% (9.75% PIK), 6/15/20 (f)		4,448	4,091,750
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		2,249	2,262,024

			9,508,415
Total Floating Rate Loan Interests — 130.8%			435,192,658

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(c)		598	600,215

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		34	448
Eaton Vance Senior Income Trust		8,925	52,479
Total Investment Companies — 0.0%			52,927

Other Interests (h)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		500	5
Construction Materials — 0.1%
USI Senior Holdings		8	169,417
Total Other Interests — 0.1%			169,422

Warrants		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 07/01/18)		181	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	35

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Warrants	Shares	Value
Software (continued)
Bankruptcy Management Solutions, Inc., (Expires 07/01/19)	195	$—
Bankruptcy Management Solutions, Inc., (Expires 07/01/20)	292	—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,501	8,438
Total Warrants — 0.0%		8,438
Total Long-Term Investments (Cost — $468,252,885) — 138.4%		460,218,509

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (i)(j)	2,974,761	$2,974,761
Total Short-Term Securities (Cost — $2,974,761) — 0.9%		2,974,761
Options Purchased (Cost — $25,422) — 0.0%		—
Total Investments (Cost — $471,253,068) — 139.3%		463,193,270
Liabilities in Excess of Other Assets — (39.3)%		(130,680,811)

Net Assets — 100.0%		$332,512,459

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Variable rate security. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	When-issued security.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Amount is less than $500.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	During the six months ended April 30, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,094,113	1,880,648	2,974,761	$500

(j)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	110,000	USD	85,907	Morgan Stanley & Co. International PLC	5/04/16	$1,763
USD	1,333,685	CAD	1,725,000	Westpac Banking Corp.	5/04/16	(41,142)
USD	1,095,713	EUR	961,000	Morgan Stanley & Co. International PLC	5/04/16	(4,712)
USD	1,611,892	GBP	1,121,000	Royal Bank of Scotland PLC	5/04/16	(26,059)
USD	1,289,303	CAD	1,615,000	Westpac Banking Corp.	6/06/16	2,132
USD	1,092,780	EUR	956,000	Morgan Stanley & Co. International PLC	6/06/16	(2,972)
USD	1,597,758	GBP	1,093,000	State Street Bank and Trust Company	6/06/16	600
Total						$(70,390)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	USD	942.86	26	—

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
IBoxx USD Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	12/20/16	USD	345	$(1,665)	$(233)	$(1,432)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$4,495	—	—	$4,495
Options purchased	Investments at value — unaffiliated[1]	—	—	—	—	—	—	—

Total		—	—	—	$4,495	—	—	$4,495

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$74,885	—	—	$74,885
Swaps — OTC	Unrealized depreciation on OTC swaps; swap premiums received	—	—	—	—	$1,665	—	1,665

Total		—	—	—	$74,885	$1,665	—	$76,550

[1] Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—	—	$38,625	—	—	$38,625
Swaps	—	—	—	—	$(68)	—	(68)

Total	—	—	—	$38,625	$(68)	—	$38,557

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$(81,446)	—	—	$(81,446)
Swaps	—	—	—	—	$(1,432)	—	(1,432)

Total	—	—	—	$(81,446)	$(1,432)	—	$(82,878)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$7,943,966
Average amounts sold — in USD	$42,953
Total return swaps:
Average notional value	$172,500

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Forward foreign currency exchange contracts	$4,495	$74,885
Swaps — OTC[1]	—	1,665

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$4,495	$76,550

Total derivative assets and liabilities subject to a Master Netting Agreement or similar agreement (“MNA”)	$4,495	$76,550

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	37

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Morgan Stanley & Co. International PLC	$1,763	$(1,763)	—	—	—
State Street Bank and Trust Company	600	—	—	—	$600
Westpac Banking Corp.	2,132	(2,132)	—	—	—

Total	$4,495	$(3,895)	—	—	$600

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
JPMorgan Chase Bank N.A.	$1,665	—	—	—	$1,665
Morgan Stanley & Co. International PLC	7,684	$(1,763)	—	—	5,921
Royal Bank of Scotland PLC	26,059	—	—	—	26,059
Westpac Banking Corp.	41,142	(2,132)	—	—	39,010

Total	$76,550	$(3,895)	—	—	$72,655

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,197,671	$2,763,828	$9,961,499
Common Stocks	—	55,146	257,774	312,920
Corporate Bonds	—	13,312,988	607,442	13,920,430
Floating Rate Loan Interests	—	405,509,954	29,682,704	435,192,658
Investment Companies	$52,927	—	—	52,927
Non-Agency Mortgage-Backed Securities	—	600,215	—	600,215
Other Interests	—	—	169,422	169,422
Warrants	—	—	8,438	8,438
Options Purchased	—	—	—	—
Short-Term Securities	2,974,761	—	—	2,974,761

Total	$3,027,688	$426,675,974	$33,489,608	$463,193,270

Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$4,495	—	$4,495
Liabilities:
Forward foreign currency contracts	—	(74,885)	—	(74,885)
Interest rate contracts	—	(1,432)	—	(1,432)

Total	—	$(71,822)	—	$(71,822)

[1] Derivative financial instruments are swaps and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$594,473	—	—	$594,473
Foreign currency at value	33,948	—	—	33,948
Liabilities:
Bank borrowings payable	—	$(121,000,000)	—	(121,000,000)

Total	$628,421	$(121,000,000)	—	$(120,371,579)

During the six months ended April 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2015	$242,024	$4,308,660	$584,504	$20,360,572	$173,792	$8,643	$25,678,195
Transfers into Level 3[1]	—	248,783	—	15,261,909	—	—	15,510,692
Transfers out of Level 3[2]	—	—	—	(5,778,449)	—	—	(5,778,449)
Accrued discounts/premiums	—	895	(308)	20,276	—	—	20,863
Net realized gain (loss)	—	(209,837)	—	(189,006)	—	—	(398,843)
Net change in unrealized appreciation (depreciation)[3,4]	9,486	(28,167)	(3,964)	(1,033,867)	(4,370)	(205)	(1,061,087)
Purchases	6,264	726,947	27,210	4,450,546	—	—	5,210,967
Sales	—	(2,283,453)	—	(3,409,277)	—	—	(5,692,730)

Closing Balance, as of April 30, 2016	$257,774	$2,763,828	$607,442	$29,682,704	$169,422	$8,438	$33,489,608

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[4]	$9,486	$(40,773)	$(3,964)	$(1,107,691)	$(4,370)	$(205)	$(1,147,517)

1   As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of April 30, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

2   As of October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4] Any difference between net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	39

Consolidated Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Aerospace & Defense — 0.4%
United Technologies Corp.		25,650	$2,677,090
Oil, Gas & Consumable Fuels — 0.0%
Vantage Drilling International (a)		2,018	—
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $8,635) (b)		561	561
Total Common Stocks — 0.4%			2,677,651

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 33.1%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.73%, 2/25/36 (c)	USD	6,775	6,059,045
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.28%, 4/15/24 (c)(d)		2,000	1,643,491
ALM Loan Funding, Series 2013-7RA, Class D, 5.62%, 4/24/24 (c)(d)		1,000	938,424
ALM VI Ltd., Series 2012-6A (c)(d)(e):
Class B2R, 3.42%, 7/15/26		1,300	1,243,190
Class CR, 4.37%, 7/15/26		1,000	877,100
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26 (c)(d)(e)		3,610	3,302,753
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (d)		2,000	1,977,495
AMMC CDO, Series 2015-16A, Class C, 3.73%, 4/14/27 (c)(d)		1,250	1,205,987
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.28%, 1/15/22 (c)(d)		1,000	934,700
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.37%, 5/10/25 (c)(d)(e)		1,000	881,881
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.62%, 4/28/26 (c)(d)		1,000	927,105
Anchorage Capital CLO 6 Ltd., Series 2015-6A (c)(d):
Class C, 3.48%, 4/15/27		700	671,230
Class D, 4.03%, 4/15/27		1,000	864,800
Apidos CDO, Series 2012-9AR, Class CR, 3.53%, 7/15/23 (c)(d)(e)		1,250	1,228,617
Apidos CLO XII, Series 2013-12A, Class D, 3.68%, 4/15/25 (c)(d)(e)		1,000	902,904
Atrium X, Series 10A (c)(d):
Class D, 4.13%, 7/16/25 (e)		1,000	920,874
Class E, 5.13%, 7/16/25		2,000	1,669,960
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.58%, 11/25/36 (c)		5,480	4,623,278
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.13%, 7/15/24 (c)(d)(e)		1,750	1,594,250
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (c)(d)(e):
Class B, 3.68%, 4/18/27		1,000	970,000
Class C, 4.33%, 4/18/27		1,000	876,888
Betony CLO Ltd., Series 2015-1A, Class D, 4.23%, 4/15/27 (c)(d)		1,000	873,122
C-BASS Trust, Series 2006-CB7, Class A4, 0.60%, 10/25/36 (c)		8,896	6,325,327

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd. (c)(d)(e):
Series 2012-1AR, Class DR, 4.38%, 4/20/22	USD	1,000	$960,100
Series 2012-4A, Class D, 5.13%, 1/20/25		2,350	2,300,499
Series 2013-2A, Class D, 4.38%, 4/18/25		1,250	1,171,656
Carrington Mortgage Loan Trust, Series 2006-FRE2 (c):
Class A2, 0.55%, 10/25/36		6,333	3,623,502
Class A5, 0.51%, 10/25/36		13,047	7,425,177
CIFC Funding Ltd. (c)(d):
Series 2012-1AR, Class B1R, 4.77%, 8/14/24 (e)		2,000	1,929,845
Series 2014-3A, Class D, 4.04%, 7/22/26		480	428,166
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (d)		3,671	3,616,889
Flatiron CLO Ltd., Series 2012-1A, Class C, 5.12%, 10/25/24 (c)(d)(e)		1,375	1,343,745
Fremont Home Loan Trust, Class 2A3 (c):
Series 2006-A, 0.59%, 5/25/36		26,309	13,870,024
Series 2006-D, 0.58%, 11/25/36		24,099	10,366,100
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.92%, 4/25/25 (c)(d)		1,250	1,167,061
GSAMP Trust (c):
Series 2006-FM2, Class A2C, 0.58%, 9/25/36		12,033	5,510,072
Series 2007-FM2, Class A2B, 0.52%, 1/25/37		8,635	5,105,120
Highbridge Loan Management Ltd., Series 4A-2014, Class B, 3.62%, 7/28/25 (c)(d)(e)		2,000	1,939,460
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.61%, 4/25/37 (c)		14,322	8,734,597
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (c)		6,207	4,227,281
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.66%, 2/25/36 (c)		6,472	5,138,502
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.47%, 8/15/22 (c)(d)(e)		1,000	986,005
Madison Park Funding Ltd. (c):
Series 2012-10A, Class D, 4.88%, 1/20/25 (d)(e)		1,000	969,555
Series 2012-8X, Class E, 5.99%, 4/22/22		3,000	2,720,938
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (c)(d)(e)		1,600	1,599,972
Madison Park Funding XVI Ltd., Series 2015-16A (c)(d)(e):
Class B, 3.63%, 4/20/26		1,000	993,600
Class C, 4.33%, 4/20/26		1,000	910,800
Mastr Asset-Backed Securities Trust (c):
Series 2006-HE2, Class A3, 0.58%, 6/25/36		11,867	6,204,345
Series 2006-WMC2, Class A5, 0.68%, 4/25/36		9,069	3,761,118

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities	Par (000)			Value
Asset-Backed Securities (continued)
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.58%, 11/25/36 (c)	USD	15,127		$6,635,446
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.63%, 1/15/24 (c)(d)(e)		1,000		921,484
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.27%, 11/14/26 (c)(d)		1,000		891,135
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.62%, 11/20/23 (c)(d)(e)		3,000		2,859,984
OneMain Financial Issuance Trust (d):
Series 2015-1A, Class D, 6.63%, 3/18/26		575		568,405
Series 2015-2A, Class C, 4.32%, 7/18/25 (e)		5,000		4,736,128
Series 2015-2A, Class D, 5.64%, 7/18/25		2,500		2,393,329
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.84%, 7/22/25 (c)(d)(e)		1,250		1,107,114
OZLM Funding Ltd., Series 2012-2A, Class C, 4.97%, 10/30/23 (c)(d)(e)		2,000		1,930,807
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.38%, 5/25/31 (d)(f)		7,000		7,000,000
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (c)(d)		1,500		1,417,236
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (f)		4,651		2,714,508
Santander Drive Auto Receivables Trust (g):
Series 2014-S2, 0.00%, 11/16/18		3		6,296,400
Series 2014-S3, 0.00%, 2/19/19		3		9,031,200
Series 2014-S4, 0.00%, 4/16/19		3		11,829,600
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.84%, 9/25/47 (c)		5,000		3,638,838
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (d)		—	(h)	3,023,604
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (d)		4,100		3,951,365
Symphony CLO Ltd., Series 2012-10AR, Class CR, 3.47%, 7/23/23 (c)(d)(e)		1,500		1,481,333
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.38%, 10/17/26 (c)(d)		3,500		3,160,150
TICP CLO I Ltd., Series 2015-1A, Class C, 3.63%, 7/20/27 (c)(d)		1,000		966,580
Treman Park CLO LLC, Series 2015-1A, Class D, 4.49%, 4/20/27 (c)(d)		1,500		1,406,250
Tyron Park CLO Ltd., Series 2013-1A (c)(d):
Class C, 4.13%, 7/15/25 (e)		1,250		1,144,125
Class D, 5.03%, 7/15/25		1,000		813,910
Venture XX CLO Ltd., Series 2015-20A (c)(d):
Class C, 3.78%, 4/15/27 (e)		1,000		934,000
Class D, 4.48%, 4/15/27		520		436,852
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.23%, 7/15/27 (c)(d)		480		433,810
Voya CLO Ltd., Series 2012-2AR, Class CR, 3.58%, 10/15/22 (c)(d)(e)		1,350		1,309,837
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.67%, 5/25/47 (c)		11,382		7,351,908
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (d)		3,021		2,990,234
Total Asset-Backed Securities — 33.1%				231,892,122

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)(e)	USD	690	$567,525
Bombardier, Inc. (d):
7.50%, 3/15/18		71	72,331
5.50%, 9/15/18		186	183,210
6.00%, 10/15/22		158	134,379
7.50%, 3/15/25		142	127,090
KLX, Inc., 5.88%, 12/01/22 (d)		275	276,719
TransDigm, Inc.:
5.50%, 10/15/20		372	377,580
7.50%, 7/15/21 (e)		312	326,196
6.00%, 7/15/22 (e)		1,971	1,995,046
6.50%, 7/15/24 (e)		626	630,695

			4,690,771
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22 (d)(e)		760	740,088
Airlines — 4.7%
Air Canada Pass-Through Trust, Series 2013-1 (d)(e):
Class B, 5.38%, 11/15/22		2,878	2,871,257
Class C, 6.63%, 5/15/18		761	768,610
American Airlines Pass-Through Trust (e):
Series 2013-1, Class C, 6.13%, 7/15/18 (d)		1,500	1,567,500
Series 2013-2, Class A, 4.95%, 7/15/24		2,100	2,255,296
Series 2013-2, Class C, 6.00%, 1/15/17 (d)		2,763	2,811,688
Continental Airlines Pass-Through Trust (e):
Series 2003-ERJ1, 7.88%, 1/02/20		4,192	4,359,810
Series 2007-1, Class B, 6.90%, 10/19/23		1,084	1,124,171
Series 2012-1, Class B, 6.25%, 10/11/21		400	418,424
Series 2012-3, Class C, 6.13%, 4/29/18		408	428,400
Delta Air Lines Pass-Through Trust, Class B (e):
Series 2007-1, 8.02%, 2/10/24		1,981	2,233,575
Series 2012-1, 6.88%, 5/07/19 (d)		3,505	3,798,306
United Airlines Pass-Through Trust (e):
Series 2014-2, Class B, 4.63%, 3/03/24		2,615	2,595,490
Series 2015-1, Class A, 3.70%, 6/01/24		3,570	3,623,550
US Airways Pass-Through Trust, Class B (e):
Series 2011-1, 9.75%, 4/22/20		2,109	2,362,517
Series 2013-1, 5.38%, 5/15/23		1,516	1,569,926

			32,788,520
Auto Components — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (e):
4.88%, 3/15/19		931	924,017
5.88%, 2/01/22		625	596,094
Schaeffler Finance BV, 4.75%, 5/15/21 (d)(e)		1,045	1,073,737
Schaeffler Holding Finance BV, (6.75% Cash), 6.75%, 11/15/22 (d)(e)(i)		1,110	1,207,819

			3,801,667
Automobiles — 0.4%
General Motors Co., 6.25%, 10/02/43 (e)		2,194	2,472,566

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	41

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Banks — 1.0%
CIT Group, Inc.:
5.25%, 3/15/18 (e)	USD	588	$606,375
5.50%, 2/15/19 (d)		280	293,300
5.00%, 8/01/23 (e)		880	915,200
Rizal Commercial Banking Corp., 4.25%, 1/22/20		100	104,618
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (d)		5,000	4,843,750

			6,763,243
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (e)		2,160	2,449,565
Building Products — 0.6%
American Builders & Contractors Supply Co., Inc. (d)(e):
5.63%, 4/15/21		375	388,125
5.75%, 12/15/23		173	181,218
Building Materials Corp. of America, 6.00%, 10/15/25 (d)(e)		667	718,693
Cemex SAB de CV, 5.88%, 3/25/19 (d)(e)		200	204,480
Masonite International Corp., 5.63%, 3/15/23 (d)(e)		360	376,200
Ply Gem Industries, Inc., 6.50%, 2/01/22 (e)		919	912,107
Standard Industries, Inc. (d)(e):
5.13%, 2/15/21		157	163,280
5.50%, 2/15/23		257	268,886
USG Corp. (e):
9.75%, 1/15/18		572	642,070
5.50%, 3/01/25 (d)		420	444,675

			4,299,734
Capital Markets — 0.3%
AE-Rotor Holding BV, 4.97%, 3/28/18 (e)		140	140,113
American Capital Ltd., 6.50%, 9/15/18 (d)(e)		700	711,375
E*Trade Financial Corp. (e):
5.38%, 11/15/22		430	456,449
4.63%, 9/15/23		490	495,978

			1,803,915
Casinos & Gambling — 0.0%
GLP Capital LP / GLP Financing II, Inc.:
4.38%, 4/15/21		194	198,365
5.38%, 4/15/26		110	114,675

			313,040
Chemicals — 0.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (d)(e)		570	602,775
Chemours Co. (d):
6.63%, 5/15/23		140	122,500
7.00%, 5/15/25		165	143,137
Huntsman International LLC, 4.88%, 11/15/20		180	181,350
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (e)		499	381,735
NOVA Chemicals Corp., 5.25%, 8/01/23 (d)		510	515,100
Platform Specialty Products Corp. (d)(e):
10.38%, 5/01/21		65	65,000
6.50%, 2/01/22		1,349	1,187,120
PQ Corp., 6.75%, 11/15/22 (d)(j)		355	366,094
WR Grace & Co-Conn (d):
5.13%, 10/01/21		49	51,303

Corporate Bonds	Par (000)		Value
Chemicals (continued)
WR Grace & Co-Conn (d) (continued):
5.63%, 10/01/24 (e)	USD	300	$317,250

			3,933,364
Commercial Services & Supplies — 1.2%
ADT Corp.:
3.50%, 7/15/22		412	378,010
4.13%, 6/15/23		170	158,100
4.88%, 7/15/42		40	29,900
Aviation Capital Group Corp., 6.75%, 4/06/21 (d)(e)		5,000	5,668,750
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (d)		322	304,290
Iron Mountain, Inc., 6.00%, 10/01/20 (d)(e)		555	586,912
United Rentals North America, Inc.:
8.25%, 2/01/21		140	145,950
7.63%, 4/15/22		144	153,720
5.75%, 11/15/24 (e)		800	811,000

			8,236,632
Communications Equipment — 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (e)		2,560	2,739,200
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)(e)		610	625,250
CommScope, Inc., 4.38%, 6/15/20 (d)(e)		450	464,625
Nokia OYJ, 6.63%, 5/15/39 (e)		245	263,375
Zayo Group LLC/Zayo Capital, Inc. (e):
10.13%, 7/01/20		3,257	3,472,776
6.38%, 5/15/25 (d)		1,383	1,438,320

			9,003,546
Computer Services Software & Systems — 0.0%
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (d)		21	18,375
Computer Technology — 0.0%
Western Digital Corp., 7.38%, 4/01/23 (d)		215	217,016
Construction & Engineering — 0.2%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)(e)		643	564,233
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)(e)		900	900,000

			1,464,233
Construction Materials — 0.8%
American Tire Distributors, Inc., 10.25%, 3/01/22 (d)(e)		295	264,763
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (e)		353	375,062
HD Supply, Inc. (e):
7.50%, 7/15/20		1,946	2,065,192
5.25%, 12/15/21 (d)		1,265	1,328,250
5.75%, 4/15/24 (d)		1,157	1,213,404
PulteGroup, Inc., 5.50%, 3/01/26		347	358,278

			5,604,949
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/01/31 (e)		5,360	6,418,600
Navient Corp.:
5.00%, 10/26/20 (e)		370	353,350
5.50%, 1/25/23		30	26,962
6.13%, 3/25/24		132	118,206
5.88%, 10/25/24		138	121,095
OneMain Financial Holdings LLC (d):
6.75%, 12/15/19		112	114,520
7.25%, 12/15/21		38	39,520

			7,192,253

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (d)(e)	USD	1,285	$1,352,462
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (d):
6.25%, 1/31/19		403	412,068
3.88%, 5/15/21 (c)(j)		322	320,390
4.63%, 5/15/23 (j)		452	452,000
7.25%, 5/15/24 (j)		726	726,000
Ball Corp.:
4.38%, 12/15/20 (e)		273	283,920
5.00%, 3/15/22		440	460,944
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		287	292,740
Sealed Air Corp. (d):
4.88%, 12/01/22 (e)		100	104,125
5.13%, 12/01/24 (e)		592	620,120
5.50%, 9/15/25 (e)		410	435,112
6.88%, 7/15/33		115	121,613

			5,581,494
Diversified Consumer Services — 0.2%
APX Group, Inc.:
6.38%, 12/01/19 (e)		289	289,000
8.75%, 12/01/20		125	117,188
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (d)(j)		373	386,987
Service Corp. International, 5.38%, 5/15/24 (e)		860	915,900

			1,709,075
Diversified Financial Services — 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (e):
4.63%, 10/30/20		1,227	1,276,080
5.00%, 10/01/21		780	822,900
4.63%, 7/01/22		410	424,350
Aircastle Ltd.:
6.25%, 12/01/19 (e)		784	860,440
5.00%, 4/01/23		80	81,453
DPL, Inc., 6.50%, 10/15/16		50	51,000
General Motors Financial Co., Inc., 4.25%, 5/15/23 (e)		326	335,599
International Lease Finance Corp., 5.88%, 8/15/22 (e)		530	580,350
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (d)(e)		2,290	2,155,233
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (d)(e)		845	779,513
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (i)	EUR	250	284,831
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18	USD	300	300,360
9.00%, 4/15/19 (e)		300	304,500
9.88%, 8/15/19 (e)		1,244	1,285,985
5.75%, 10/15/20		590	612,125
8.25%, 2/15/21		430	445,050

			10,599,769
Diversified Telecommunication Services — 2.7%
AT&T, Inc., 4.75%, 5/15/46 (e)		2,545	2,564,398
CenturyLink, Inc., 6.45%, 6/15/21 (e)		834	850,680
Frontier Communications Corp.:
7.13%, 3/15/19		195	205,725
7.13%, 1/15/23 (e)		65	57,525
7.63%, 4/15/24 (e)		285	252,995
6.88%, 1/15/25 (e)		1,074	894,105

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
5.38%, 8/15/22	USD	180	$184,050
5.63%, 2/01/23 (e)		609	625,748
5.13%, 5/01/23 (e)		1,110	1,129,425
5.38%, 1/15/24 (d)(e)		294	298,410
5.38%, 5/01/25 (e)		1,980	2,014,650
5.25%, 3/15/26 (d)		186	188,790
Telecom Italia Capital SA, 6.00%, 9/30/34 (e)		1,005	992,437
Verizon Communications, Inc., 6.55%, 9/15/43 (e)		6,500	8,573,740

			18,832,678
Electric Utilities — 0.3%
AES Corp.:
8.00%, 6/01/20 (e)		280	323,400
4.88%, 5/15/23		350	344,750
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20 (e)		1,700	1,717,000

			2,385,150
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (e)		930	995,686
5.00%, 9/01/23 (e)		920	942,190
5.50%, 12/01/24		270	284,175

			2,222,051
Energy Equipment & Services — 0.2%
Ensco PLC:
4.70%, 3/15/21		85	71,188
4.50%, 10/01/24		317	227,447
5.20%, 3/15/25 (e)		324	236,115
Noble Holding International Ltd.:
4.63%, 3/01/21		40	32,300
6.95%, 4/01/25		105	86,363
Transocean, Inc.:
7.13%, 12/15/21		475	387,125
5.05%, 10/15/22		330	227,700

			1,268,238
Food & Staples Retailing — 0.7%
Dollar Tree, Inc., 5.75%, 3/01/23 (d)(e)		2,510	2,680,178
Rite Aid Corp.:
6.75%, 6/15/21 (e)		329	347,095
6.13%, 4/01/23 (d)(e)		1,727	1,840,343
7.70%, 2/15/27		222	269,730

			5,137,346
Food Products — 0.6%
Acosta, Inc., 7.75%, 10/01/22 (d)(e)		694	645,420
Aramark Services, Inc., 5.13%, 1/15/24		483	510,772
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (d)		75	79,313
Post Holdings, Inc.:
6.75%, 12/01/21 (d)		120	125,776
7.38%, 2/15/22 (e)		484	510,015
7.75%, 3/15/24 (d)(e)		570	619,875
8.00%, 7/15/25 (d)		395	437,956
Smithfield Foods, Inc., 5.88%, 8/01/21 (d)(e)		307	320,047
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)(e)		439	466,986
WhiteWave Foods Co., 5.38%, 10/01/22 (e)		211	225,648

			3,941,808

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	43

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Forest Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (d)	USD	298	$274,160
Gas Utilities — 0.0%
ONEOK, Inc.:
4.25%, 2/01/22		80	70,400
7.50%, 9/01/23 (e)		150	151,875

			222,275
Health Care Equipment & Supplies — 0.3%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)(e)		1,235	1,080,625
Fresenius US Finance II, Inc., 4.50%, 1/15/23 (d)		280	287,000
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (d)		122	131,913
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (d)(e)		351	329,062

			1,828,600
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23 (e)		575	587,937
6.50%, 3/01/24 (d)		69	72,795
Amsurg Corp., 5.63%, 7/15/22 (e)		1,066	1,093,982
Centene Corp., 4.75%, 5/15/22 (e)		470	481,163
Centene Escrow Corp. (d):
5.63%, 2/15/21 (e)		403	424,158
6.13%, 2/15/24		238	251,090
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (e)		1,018	921,290
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (e)		1,027	1,045,198
ExamWorks Group, Inc., 5.63%, 4/15/23 (e)		190	203,775
HCA, Inc.:
6.50%, 2/15/20 (e)		1,103	1,221,572
7.50%, 2/15/22 (e)		800	906,000
5.88%, 3/15/22 (e)		124	135,470
4.75%, 5/01/23 (e)		161	165,025
5.88%, 5/01/23		90	94,669
5.38%, 2/01/25		255	260,738
5.25%, 4/15/25 (e)		1,500	1,552,500
5.88%, 2/15/26 (e)		508	527,050
5.25%, 6/15/26 (e)		520	540,150
HealthSouth Corp. (e):
5.75%, 11/01/24		836	863,170
5.75%, 9/15/25		316	326,902
Hologic, Inc., 5.25%, 7/15/22 (d)(e)		680	712,300
MEDNAX, Inc., 5.25%, 12/01/23 (d)(e)		239	247,365
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (d)		420	436,800
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (d)		82	82,000
Tenet Healthcare Corp. (e):
6.00%, 10/01/20		1,150	1,219,000
8.13%, 4/01/22		447	463,763

			14,835,862
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.:
6.88%, 5/15/23		370	383,875
6.38%, 4/01/26 (d)		76	77,710
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (e)		2,379	2,337,368
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	4,690,447

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)(e)	USD	1,009	$995,126
MGM Resorts International:
8.63%, 2/01/19		170	193,375
6.75%, 10/01/20		60	64,050
6.63%, 12/15/21 (e)		1,550	1,650,750
6.00%, 3/15/23 (e)		240	249,300
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (d)(e)		1,098	1,144,665
New Red Finance, Inc., 6.00%, 4/01/22 (d)(e)		1,130	1,166,725
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (d)		77	76,904
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (e)		750	774,375
Sabre GLBL, Inc. (d):
5.38%, 4/15/23		156	158,730
5.25%, 11/15/23 (e)		152	153,900
Scientific Games International, Inc.:
7.00%, 1/01/22 (d)(e)		445	453,622
10.00%, 12/01/22		106	87,609
Six Flags Entertainment Corp., 5.25%, 1/15/21 (d)(e)		590	610,650
Station Casinos LLC, 7.50%, 3/01/21 (e)		1,085	1,149,696
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,155	3,197,222
Series M, 7.40%, 3/28/24		6,400	9,097,598

			28,713,697
Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (d)(e)	USD	750	694,515
Century Communities, Inc., 6.88%, 5/15/22 (e)		830	807,175
DR Horton, Inc., 4.00%, 2/15/20 (e)		450	466,875
Lennar Corp.:
4.50%, 11/15/19 (e)		450	467,156
4.75%, 4/01/21		252	262,458
4.88%, 12/15/23 (e)		231	234,465
4.75%, 5/30/25 (e)		410	411,025
Meritage Homes Corp., 4.50%, 3/01/18 (e)		600	613,500
PulteGroup, Inc., 6.38%, 5/15/33 (e)		600	609,000
Standard Pacific Corp., 8.38%, 1/15/21 (e)		480	565,200
TRI Pointe Holdings, Inc. (e):
4.38%, 6/15/19		225	225,563
5.88%, 6/15/24		280	281,400

			5,638,332
Household Products — 0.2%
Prestige Brands, Inc., 6.38%, 3/01/24 (d)		176	184,800
Spectrum Brands, Inc. (e):
6.63%, 11/15/22		710	766,800
6.13%, 12/15/24		720	769,500

			1,721,100
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp. (e):
6.00%, 1/15/22 (d)		254	268,288
5.38%, 1/15/23		895	902,831
5.88%, 1/15/24 (d)		240	254,700
Dynegy, Inc., 6.75%, 11/01/19 (e)		1,030	1,038,755
NRG Energy, Inc.:
7.63%, 1/15/18 (e)		455	486,850
7.88%, 5/15/21		355	369,058
6.25%, 7/15/22		176	172,536
6.25%, 5/01/24		50	48,750

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.38%, 8/15/24 (e)	USD	130	$122,200
QEP Resources, Inc., 5.38%, 10/01/22 (e)		1,165	1,103,838

			4,767,806
Insurance — 0.4%
Aon PLC, 3.88%, 12/15/25 (e)		1,280	1,316,453
HUB International Ltd. (d):
9.25%, 2/15/21		195	203,288
7.88%, 10/01/21 (e)		702	687,960
Trader Corp., 9.88%, 8/15/18 (d)(e)		170	176,375
Wayne Merger Sub LLC, 8.25%, 8/01/23 (d)		310	308,450

			2,692,526
Internet Software & Services — 0.4%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (d)(e)		412	433,630
Equinix, Inc. (e):
4.88%, 4/01/20		144	149,904
5.88%, 1/15/26		916	969,238
Netflix, Inc., 5.75%, 3/01/24 (e)		860	898,700

			2,451,472
IT Services — 1.0%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)(e)		287	287,000
First Data Corp. (d)(e):
5.38%, 8/15/23		364	376,285
7.00%, 12/01/23		2,819	2,896,522
5.00%, 1/15/24		733	740,330
5.75%, 1/15/24		2,678	2,718,170

			7,018,307
Machinery — 0.0%
Gardner Denver, Inc., 6.88%, 8/15/21 (d)		55	47,025
Media — 6.3%
Altice Financing SA, 7.50%, 5/15/26 (d)(j)		264	264,330
Altice US Finance I Corp. (d):
5.38%, 7/15/23 (e)		1,380	1,409,049
5.50%, 5/15/26		488	492,880
Altice US Finance II Corp., 7.75%, 7/15/25 (d)(e)		770	781,550
Altice US Finance SA, 7.75%, 7/15/25 (d)		660	660,000
AMC Networks, Inc.:
4.75%, 12/15/22 (e)		344	346,580
5.00%, 4/01/24		161	161,201
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23 (e)		3,000	3,229,272
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22 (e)		560	578,200
5.13%, 2/15/23 (e)		709	726,725
5.13%, 5/01/23 (d)(e)		719	733,380
5.88%, 4/01/24 (d)(e)		697	730,107
5.50%, 5/01/26 (d)		470	479,400
5.88%, 5/01/27 (d)(e)		1,010	1,035,250
CCO Safari II LLC, 6.48%, 10/23/45 (d)(e)		3,000	3,544,116
CCOH Safari LLC, 5.75%, 2/15/26 (d)(e)		196	202,370
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (d)		600	565,500
Clear Channel International BV, 8.75%, 12/15/20 (d)(e)		508	527,050
Clear Channel Worldwide Holdings, Inc. (e):
6.50%, 11/15/22		3,013	3,028,065
Series B, 7.63%, 3/15/20		574	532,029

Corporate Bonds	Par (000)		Value
Media (continued)
Columbus International, Inc., 7.38%, 3/30/21 (d)(e)	USD	1,195	$1,269,329
CSC Holdings LLC, 5.25%, 6/01/24 (e)		1,205	1,096,550
DISH DBS Corp. (e):
6.75%, 6/01/21		500	515,105
5.88%, 7/15/22		912	886,920
5.88%, 11/15/24		525	492,713
iHeartCommunications, Inc. (e):
9.00%, 12/15/19		255	197,625
10.63%, 3/15/23		936	664,560
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (e)		475	346,750
6.63%, 12/15/22		419	271,303
5.50%, 8/01/23 (e)		867	547,836
8.00%, 2/15/24 (d)(e)		767	793,845
Lamar Media Corp., 5.75%, 2/01/26 (d)		83	87,773
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (d)(e)		199	208,453
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (d)		101	103,525
MDC Partners, Inc., 6.50%, 5/01/24 (d)		472	488,803
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (d)(e)		250	258,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)(e)		629	638,435
Neptune Finco Corp. (d)(e):
10.13%, 1/15/23		988	1,084,330
6.63%, 10/15/25		350	376,250
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)(e)		1,040	1,060,800
Numericable Group SA, 6.00%, 5/15/22 (d)(e)		1,492	1,493,940
Numericable-SFR SA, 7.38%, 5/01/26 (d)		2,171	2,203,565
Outfront Media Capital LLC/Outfront Media Capital Corp. (e):
5.25%, 2/15/22		502	518,315
5.63%, 2/15/24		364	378,560
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (d)(e)		350	354,375
Sirius XM Radio, Inc., 4.25%, 5/15/20 (d)(e)		994	1,012,637
Tribune Media Co., 5.88%, 7/15/22 (d)(e)		776	772,120
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)(e)		762	789,622
Univision Communications, Inc. (d)(e):
5.13%, 5/15/23		1,360	1,370,200
5.13%, 2/15/25		875	865,156
Virgin Media Finance PLC (d)(e):
6.38%, 4/15/23		805	829,150
5.75%, 1/15/25		850	856,375
Virgin Media Secured Finance PLC, 5.50%, 8/15/26 (d)		200	201,126
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)(e)		980	997,150

			44,058,375
Metals & Mining — 1.8%
Alcoa, Inc. (e):
5.87%, 2/23/22		900	918,000
5.13%, 10/01/24		450	438,188
Anglo American Capital PLC, 4.13%, 9/27/22 (d)(e)		400	362,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	45

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
ArcelorMittal:
6.13%, 6/01/18 (e)	USD	421	$436,526
7.25%, 2/25/22		24	25,245
7.75%, 3/01/41		210	194,250
BlueScope Steel Finance Ltd./BlueScope Steel Finance Corp., 6.50%, 5/15/21 (d)		144	146,880
Constellium NV (d)(e):
8.00%, 1/15/23		1,500	1,286,250
5.75%, 5/15/24		500	378,750
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		322	311,535
2.38%, 3/15/18 (e)		1,674	1,607,040
3.10%, 3/15/20		170	153,000
4.00%, 11/14/21		155	137,175
3.55%, 3/01/22 (e)		726	606,210
3.88%, 3/15/23		599	501,663
5.40%, 11/14/34 (e)		506	387,039
5.45%, 3/15/43 (e)		254	190,500
Kaiser Aluminum Corp., 5.88%, 5/15/24 (d)(j)		124	126,945
Novelis, Inc., 8.75%, 12/15/20 (e)		1,517	1,566,302
Steel Dynamics, Inc.:
5.13%, 10/01/21 (e)		970	991,825
5.25%, 4/15/23		525	532,875
Teck Resources Ltd.:
2.50%, 2/01/18		285	270,750
3.00%, 3/01/19 (e)		343	312,988
4.50%, 1/15/21		126	107,415
4.75%, 1/15/22		21	17,430
3.75%, 2/01/23		183	140,910
5.40%, 2/01/43		97	68,870
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)(e)		442	408,850

			12,625,411
Multiline Retail — 0.2%
Neiman Marcus Group Ltd. (d)(e):
8.00%, 10/15/21		722	628,140
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (i)		963	799,290

			1,427,430
Oil, Gas & Consumable Fuels — 5.2%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		81	76,833
Anadarko Finance Co., Series B, 7.50%, 5/01/31 (e)		98	112,384
Anadarko Petroleum Corp.:
6.45%, 9/15/36 (e)		135	145,644
6.20%, 3/15/40		89	93,978
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (e)		630	604,800
Cenovus Energy, Inc.:
5.70%, 10/15/19		51	52,881
3.00%, 8/15/22		41	36,778
3.80%, 9/15/23 (e)		110	99,193
6.75%, 11/15/39 (e)		184	178,683
5.20%, 9/15/43		25	20,719
CONSOL Energy, Inc.:
5.88%, 4/15/22 (e)		1,339	1,114,717
8.00%, 4/01/23		221	188,403
Continental Resources, Inc.:
5.00%, 9/15/22		359	335,216
4.50%, 4/15/23		223	199,167
3.80%, 6/01/24 (e)		760	647,900
4.90%, 6/01/44		180	144,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (d)		35	31,938

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (d)(e)	USD	1,121	$1,132,210
Denbury Resources, Inc.:
5.50%, 5/01/22		540	346,950
4.63%, 7/15/23		549	322,537
Diamondback Energy, Inc., 7.63%, 10/01/21 (e)		572	609,895
Encana Corp. (e):
3.90%, 11/15/21		164	150,060
6.50%, 8/15/34		286	263,678
6.63%, 8/15/37		180	163,800
6.50%, 2/01/38		526	470,770
5.15%, 11/15/41		216	163,080
Energy Transfer Equity LP:
5.88%, 1/15/24 (e)		770	719,950
5.50%, 6/01/27		319	273,788
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		148	139,860
6.63%, 5/01/21		145	136,844
Genesis Energy LP / Genesis Energy Finance Corp., 5.63%, 6/15/24		449	406,345
Gulfport Energy Corp.:
7.75%, 11/01/20		244	246,440
6.63%, 5/01/23		24	23,280
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (d)		50	51,000
Kerr-McGee Corp., 7.88%, 9/15/31		78	88,980
Marathon Oil Corp., 5.20%, 6/01/45 (e)		325	275,399
MEG Energy Corp., 6.50%, 3/15/21 (d)(e)		3,586	2,815,010
Memorial Resource Development Corp., 5.88%, 7/01/22 (e)		928	844,480
MPLX LP, 4.88%, 6/01/25 (d)(e)		790	763,371
NGPL PipeCo LLC (d):
7.12%, 12/15/17		2,682	2,769,165
7.77%, 12/15/37		193	177,560
Noble Energy, Inc., 5.63%, 5/01/21 (e)		1,700	1,746,954
Oasis Petroleum, Inc.:
7.25%, 2/01/19		45	42,750
6.50%, 11/01/21		330	301,950
6.88%, 3/15/22 (e)		594	530,145
6.88%, 1/15/23		195	175,013
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (d)(e)		575	608,062
Pertamina Persero PT, 5.63%, 5/20/43 (d)(e)		2,000	1,845,812
Pratama Agung Pte Ltd., 6.25%, 2/24/20		1,600	1,618,608
QEP Resources, Inc.:
6.88%, 3/01/21		50	49,500
5.25%, 5/01/23		40	37,600
Range Resources Corp.:
5.00%, 8/15/22 (e)		91	84,971
5.00%, 3/15/23		310	285,975
4.88%, 5/15/25		45	41,681
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (d)(e)		685	679,862
RSP Permian, Inc., 6.63%, 10/01/22		290	299,425
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22 (e)		752	761,400
5.63%, 4/15/23 (e)		1,980	1,940,400
5.63%, 3/01/25		31	30,225
Sanchez Energy Corp.:
7.75%, 6/15/21		536	440,860
6.13%, 1/15/23 (e)		1,008	753,480
Seven Generations Energy Ltd., 8.25%, 5/15/20 (d)(e)		1,550	1,596,500

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
6.13%, 11/15/22 (e)	USD	847	$766,535
5.00%, 1/15/24		15	12,488
Southwestern Energy Co.:
3.30%, 1/23/18		335	316,575
7.50%, 2/01/18		120	117,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		82	83,845
6.38%, 8/01/22		95	95,950
5.25%, 5/01/23		16	15,360
6.75%, 3/15/24 (d)		82	83,435
Vantage Drilling International, 10.00%, 12/31/20		34	—
Weatherford International LLC:
6.35%, 6/15/17		205	208,075
6.80%, 6/15/37		120	94,200
Weatherford International Ltd.:
6.00%, 3/15/18		326	326,000
5.13%, 9/15/20		177	162,287
4.50%, 4/15/22		127	111,646
6.50%, 8/01/36		170	131,325
7.00%, 3/15/38		94	73,790
5.95%, 4/15/42		178	131,720
Whiting Petroleum Corp.:
5.00%, 3/15/19		40	35,400
1.25%, 4/01/20 (d)		1,582	1,194,410
5.75%, 3/15/21 (e)		470	391,275
6.25%, 4/01/23		195	162,338
Williams Cos., Inc.:
3.70%, 1/15/23		48	40,310
4.55%, 6/24/24		138	118,938
WPX Energy, Inc.:
5.25%, 1/15/17		45	45,619
7.50%, 8/01/20		80	76,200
6.00%, 1/15/22		352	316,800
8.25%, 8/01/23		215	202,100

			36,624,280
Paper & Forest Products — 0.0%
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)(e)		390	309,075
Pharmaceuticals — 1.3%
Alphabet Holding Co., Inc., 7.75%, 11/01/17 (i)		218	220,616
DPx Holdings BV, 7.50%, 2/01/22 (d)		135	136,687
Endo Finance LLC/Endo Finco, Inc. (d)(e):
5.88%, 1/15/23		620	593,650
6.00%, 7/15/23		1,240	1,216,750
Forest Laboratories, Inc., 5.00%, 12/15/21 (d)(e)		718	792,103
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (e)		544	560,320
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)(e)		1,166	1,211,474
NBTY, Inc., 7.63%, 5/15/21 (d)(j)		662	676,895
Valeant Pharmaceuticals International, Inc. (d):
6.75%, 8/15/18		1,517	1,463,905
5.38%, 3/15/20		161	142,586
6.75%, 8/15/21		1,276	1,122,880
5.63%, 12/01/21		932	789,870
5.88%, 5/15/23		97	81,237

			9,008,973

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.6%
FelCor Lodging LP, 6.00%, 6/01/25 (e)	USD	265	$273,612
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (e)		545	567,645
Pakuwon Prima Pte Ltd., 7.13%, 7/02/19		3,350	3,475,598

			4,316,855
Real Estate Management & Development — 3.5%
Caifu Holdings Ltd., 8.75%, 1/24/20		3,000	3,127,500
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,033,464
Lodha Developers International Ltd., 12.00%, 3/13/20		350	337,295
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (d)(e)		4,360	3,852,021
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	2,565	3,721,823
Series A6, 5.94%, 9/30/22		6,346	8,616,335
Realogy Group LLC/Realogy Co-Issuer Corp. (d)(e):
4.50%, 4/15/19	USD	690	715,875
5.25%, 12/01/21		1,539	1,608,255
Vingroup JSC, 11.63%, 5/07/18 (e)		250	271,250

			24,283,818
Restaurants — 0.0%
Yum! Brands, Inc.:
3.75%, 11/01/21		80	77,860
3.88%, 11/01/23		30	28,496

			106,356
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (d)(e):
5.13%, 6/01/22		100	94,938
5.25%, 3/15/25		955	876,212
Hertz Corp. (e):
4.25%, 4/01/18		400	404,000
7.38%, 1/15/21		825	850,781
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (d)(e)		4,000	4,104,000

			6,329,931
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (d)(e):
4.13%, 6/15/20		760	780,900
4.63%, 6/15/22		410	425,375
Sensata Technologies BV, 5.00%, 10/01/25 (d)		15	15,075
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (d)(e)		540	576,450

			1,797,800
Software — 0.6%
ACI Worldwide, Inc., 6.38%, 8/15/20 (d)(e)		580	598,850
Infor US, Inc., 6.50%, 5/15/22 (e)		955	881,475
Informatica LLC, 7.13%, 7/15/23 (d)(e)		570	554,325
Nuance Communications, Inc., 5.38%, 8/15/20 (d)(e)		335	342,538
Rolta Americas LLC, 8.88%, 7/24/19 (e)		200	80,000
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)(e)		997	1,044,357
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)(e)		410	425,375

			3,926,920

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	47

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (e)	USD	860	$887,950
L Brands, Inc., 6.88%, 11/01/35 (e)		589	647,900
Michaels Stores, Inc., 5.88%, 12/15/20 (d)(e)		440	460,900
Penske Automotive Group, Inc., 5.38%, 12/01/24 (e)		743	748,572
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (e)		647	677,733

			3,423,055
Technology Hardware, Storage & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		500	506,250
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25		335	339,187
Springs Industries, Inc., 6.25%, 6/01/21		159	161,783
William Carter Co., 5.25%, 8/15/21 (e)		134	139,628

			640,598
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20 (e)		550	554,125
Tobacco — 0.1%
Reynolds American, Inc., 5.85%, 8/15/45 (e)		465	570,777
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust (d)(e):
Series 2012-1, Class B, 6.50%, 5/30/21		618	621,438
Series 2013-1, Class A, 5.25%, 5/30/25		2,467	2,509,800

			3,131,238
Transportation Infrastructure — 0.1%
CEVA Group PLC, 7.00%, 3/01/21 (d)		510	466,650
Transurban Finance Co., 4.13%, 2/02/26 (d)(e)		520	538,853

			1,005,503
Wireless Telecommunication Services — 1.9%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		240	227,400
Digicel Ltd., 6.00%, 4/15/21 (d)(e)		5,000	4,575,000
GEO Group, Inc.:
5.13%, 4/01/23 (e)		440	432,300
6.00%, 4/15/26		71	72,740
Softbank Corp., 4.50%, 4/15/20 (d)(e)		1,500	1,516,050
Sprint Capital Corp.:
6.90%, 5/01/19		155	141,825
6.88%, 11/15/28 (e)		1,395	1,035,787
Sprint Communications, Inc.:
9.00%, 11/15/18 (d)(e)		2,191	2,316,982
7.00%, 8/15/20		305	253,150
Sprint Corp.:
7.13%, 6/15/24		45	33,750
7.63%, 2/15/25		45	33,919
T-Mobile USA, Inc. (e):
6.63%, 4/28/21		290	305,588
6.73%, 4/28/22		945	994,612
6.84%, 4/28/23		610	650,413
6.50%, 1/15/24		440	468,600
6.50%, 1/15/26		553	586,180

			13,644,296
Total Corporate Bonds — 55.0%			385,973,314

Floating Rate Loan Interests (c)	Par (000)		Value
Auto Components — 0.2%
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21	USD	1,318	$1,259,929
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		86	86,020
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		45	44,631
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		184	180,723
PQ Corp., Term Loan, 5.75%, 10/14/22		206	206,993

			518,367
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		359	357,308
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		209	206,493

			563,801
Diversified Consumer Services — 0.1%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		195	193,783
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/20		484	483,953
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18		597	552,772

			1,230,508
Diversified Financial Services — 1.6%
Aviron Capital LLC, Term Loan, 15.00%, 10/20/16		11,204	11,204,407
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		291	290,749
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		563	560,309
Food & Staples Retailing — 0.1%
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		495	493,906
Health Care Equipment & Supplies — 0.1%
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		304	304,503
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		280	271,975
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		269	255,839

			832,317
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., 5.13%, 7/01/22 (d)		205	208,587
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		241	243,109

			451,696
Hotels, Restaurants & Leisure — 3.3%
Amaya Holdings BV, 1st Lien Term Loan, 5.00%, 8/01/21		315	301,091
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		2,187	2,059,616
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.43%, 8/04/19		6,500	6,467,500
Hilton Los Cabos, B-Note, 8.43%, 9/18/18		5,375	5,375,000
Hilton Orlando, Mezzanine A3, 5.93%, 8/01/16		7,250	7,250,000

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Starwood Schulte, Mezzanine Term Loan, 8.28%, 6/30/17	USD	2,000	$1,973,000
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		238	237,829

			23,664,036
Household Products — 0.0%
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		124	124,465
Insurance — 0.6%
Dallas Design District, Mezzanine Term Loan, 7.33%, 11/09/16		4,000	3,660,000
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		475	465,051

			4,125,051
IT Services — 0.1%
First Data Corp., 2021 Extended Term Loan, 4.44%, 3/24/21		840	841,321
Life Sciences Tools & Services — 0.0%
Pharmaceutical Product Development LLC, 1st Lien Term Loan, 4.25%, 8/18/22		101	100,769
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		642	577,020
Media — 0.3%
Cengage Learning Acquisitions, Inc., 1st Lien Term Loan, 7.00%, 3/31/20		450	447,002
Clear Channel Communications, Inc., Term Loan D, 7.19%, 1/30/19		1,168	870,995
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		199	186,117
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		485	484,025

			1,988,139
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		856	811,724
Oil, Gas & Consumable Fuels — 0.0%
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		97	86,829
Pharmaceuticals — 0.2%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		320	316,360
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		627	625,731
NBTY, Inc., Term Loan B, 5.00%, 4/26/23		177	177,480
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.89%, 10/20/18		130	125,938
Series C2 Term Loan B, 4.75%, 12/11/19		41	39,969
Series E Term Loan B, 4.75%, 8/05/20		308	299,105
Series F1 Term Loan B, 5.00%, 4/01/22		89	86,304

			1,670,887
Professional Services — 0.1%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 1.00%, 7/23/21		300	297,189

Floating Rate Loan Interests (c)	Par (000)		Value
Professional Services (continued)
Advantage Sales & Marketing, Inc. (continued):
2014 2nd Lien Term Loan, 7.50%, 7/25/22	USD	159	$149,474

			446,663
Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		463	465,412
Real Estate Management & Development — 0.7%
680 Madison Avenue, Mezzanine Term Loan, 5.65%, 8/09/17		4,000	3,980,000
Realogy Corp., Term Loan B, 3.75%, 3/05/20		868	867,580

			4,847,580
Road & Rail — 0.1%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		497	495,481
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		1,791	1,791,322
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		98	98,633
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		231	231,471
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		283	284,121

			2,405,547
Software — 0.1%
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		444	445,665
Textiles, Apparel & Luxury Goods — 0.0%
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		135	107,310
Total Floating Rate Loan Interests — 8.6%			60,609,888

Foreign Agency Obligations
Argentina Bonar Bonds:
32.62%, 3/28/17 (c)	ARS	631	43,637
33.84%, 10/09/17 (c)		1,561	108,896
9.00%, 11/29/18	USD	144	154,706
Argentine Republic Government International Bond:
32.61%, 9/29/16 (c)	ARS	777	53,907
6.25%, 4/22/19 (d)(j)	USD	471	488,427
6.88%, 4/22/21 (d)(j)		169	174,070
7.50%, 4/22/26 (d)(j)		3,627	3,681,405
5.83%, 12/31/33 (c)	ARS	54	19,324
7.63%, 4/22/46 (d)(j)	USD	2,767	2,721,345
Brazil Republic Government International Bond:
2.63%, 1/05/23		200	173,500
6.00%, 4/07/26		314	323,891
Cyprus Government International Bond, 4.63%, 2/03/20 (d)	EUR	2,950	3,572,128
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	1,000	977,500
Iceland Government International Bond, 5.88%, 5/11/22 (e)		3,415	3,892,403
Indonesia Government International Bond, 4.75%, 1/08/26 (d)		207	219,968

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	49

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Foreign Agency Obligations	Par (000)		Value
Mexican Bonos:
4.75%, 6/14/18	MXN	1,115	$65,242
10.00%, 12/05/24		6,400	479,431
Mexican Udibonos, Inflation Protected, 3.50%, 12/14/17		295	96,405
Poland Government Bond, 2.00%, 4/25/21	PLN	1,280	331,392
Portugal Government International Bond, 5.13%, 10/15/24 (d)(e)	USD	5,430	5,389,568
Russian Federal Bond, 7.00%, 8/16/23	RUB	1,640	23,015
Slovenia Government International Bond:
2.25%, 3/25/22	EUR	922	1,154,520
5.85%, 5/10/23 (d)(e)	USD	766	884,347
Sri Lanka Government International Bond, 5.88%, 7/25/22 (e)		3,000	2,897,196
Total Foreign Agency Obligations — 4.0%			27,926,223

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 23.5%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.27%, 11/25/46 (c)		6,566	3,111,253
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.67%, 3/25/36 (c)		13,530	10,584,046
Series 2007-J2, Class 2A1, 1.08%, 7/25/37 (c)		5,638	3,278,673
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,113	2,518,671
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.73%, 11/25/36 (c)		8,300	6,851,870
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.71%, 12/25/35 (c)(e)		4,110	3,550,780
Series 2005-9CB, Class 1A3, 0.88%, 5/25/35 (c)(e)		5,123	4,081,426
Series 2006-40T1, Class 2A5, 0.83%, 12/25/36 (c)		3,097	1,196,040
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		3,784	2,745,565
Series 2006-J7, Class 2A1, 2.16%, 11/20/36 (c)		8,049	6,031,204
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,476	1,873,168
Series 2006-OA14, Class 3A1, 1.23%, 11/25/46 (c)		12,976	10,425,720
Series 2006-OA16, Class A2, 0.62%, 10/25/46 (c)		10,061	8,735,957
Series 2006-OA18, Class A1, 0.55%, 12/25/46 (c)		6,074	5,213,852
Series 2006-OA22, Class A1, 0.59%, 2/25/47 (c)		5,320	4,374,590
Series 2006-OA6, Class 1A1A, 0.64%, 7/25/46 (c)		10,223	7,717,001
Series 2006-OA8, Class 1A1, 0.63%, 7/25/46 (c)		3,747	3,038,648
Series 2007-12T1, Class A22, 5.75%, 6/25/37 (e)		6,817	5,486,992
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,308	2,717,541
Series 2007-22, Class 2A16, 6.50%, 9/25/37		11,634	8,810,498
Series 2007-23CB, Class A1, 6.00%, 9/25/37		9,752	8,357,251
Series 2007-4CB, Class 1A3, 0.78%, 4/25/37 (c)		6,225	4,514,448

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued):
Series 2007-OA2, Class 1A1, 1.19%, 3/25/47 (c)	USD	6,401	$4,797,687
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.63%, 4/25/46 (c)		10,839	9,437,850
Fannie Mae Connecticut Avenue Securities, Class 1M2 (c):
Series 2014-C02, 3.03%, 5/25/24		7,927	7,295,778
Series 2014-C03, 3.43%, 7/25/24		6,000	5,680,301
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.77%, 5/26/37 (c)(d)		16,976	10,864,366
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (c)		9,557	4,198,850
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 1.04%, 8/25/36 (c)		8,038	2,197,060
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.15%, 5/25/47 (c)		5,906	4,880,456

			164,567,542
Commercial Mortgage-Backed Securities — 10.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.12%, 9/15/18 (c)(d)		7,500	6,900,000
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.33%, 11/15/44 (c)(e)		3,372	3,434,668
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.68%, 12/15/27 (c)(d)		5,000	4,972,444
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (c)(d):
Class D, 3.18%, 6/15/31 (e)		3,000	2,962,514
Class E, 5.08%, 6/15/31		1,931	1,925,109
Commercial Mortgage Pass-Through Certificates (c)(d):
Series 2013-LC13, Class D, 5.21%, 8/10/46 (e)		2,650	2,455,660
Series 2014-FL5, Class HFL1, 3.69%, 7/15/31		6,057	5,611,536
Series 2014-KYO, Class F, 3.94%, 6/11/27 (e)		8,080	8,000,672
Series 2014-LC15, Class D, 5.11%, 4/10/47 (e)		3,000	2,393,571
Series 2014-PAT, Class E, 3.59%, 8/13/27		1,000	971,150
Series 2014-PAT, Class F, 2.88%, 8/13/27		3,000	2,850,430
Series 2014-PAT, Class G, 2.03%, 8/13/27		2,000	1,803,000
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,998,082
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (c)(d)		2,500	2,292,114
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL (c)(d):
Class D, 4.33%, 7/15/31 (e)		1,325	1,273,900
Class E, 6.38%, 7/15/31		1,000	990,970

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.42%, 5/15/32 (c)(d)	USD	3,300	$3,086,028
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class E, 3.93%, 6/10/27 (c)(d)		5,000	4,385,288
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.59%, 10/15/18 (c)	GBP	1,402	2,045,087
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (c)(d)	USD	5,000	4,972,270
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.68%, 8/27/24 (c)(d)		5,000	5,031,250
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (c)		1,400	1,382,040

			71,737,783
Total Non-Agency Mortgage-Backed Securities — 33.7%			236,305,325

Preferred Securities

Capital Trusts
Banks — 5.3%
BNP Paribas SA, 7.20% (c)(d)(e)(k)		4,000	4,350,000
Capital One Financial Corp., Series E, 5.55% (c)(e)(k)		3,500	3,493,000
Citigroup, Inc. (c)(k):
5.90% (e)		2,250	2,244,375
Series D, 5.95% (e)		3,700	3,583,820
Series R, 6.13% (e)		1,170	1,189,012
Series T, 6.25%		320	329,200
Fifth Third Bancorp, Series J, 4.90% (c)(e)(k)		3,000	2,621,250
JPMorgan Chase & Co. (c)(e)(k):
Series Q, 5.15%		5,500	5,348,750
Series V, 5.00%		3,830	3,686,758
Wells Fargo & Co. (c)(e)(k):
Series S, 5.90%		8,800	9,009,000
Series U, 5.88%		1,240	1,324,475

			37,179,640
Capital Markets — 1.1%
Goldman Sachs Group, Inc., Series L, 5.70% (c)(e)(k)		1,287	1,253,216
Morgan Stanley, Series H, 5.45% (c)(e)(k)		5,007	4,769,168
State Street Corp., Series F, 5.25% (c)(e)(k)		1,875	1,910,625

			7,933,009
Diversified Financial Services — 4.4%
Bank of America Corp. (c)(k):
Series AA, 6.10% (e)		2,865	2,866,791
Series DD, 6.30%		200	209,500
Series U, 5.20% (e)		1,750	1,627,500
Series V, 5.13% (e)		705	660,056
Series X, 6.25% (e)		6,175	6,198,156
Bank of New York Mellon Corp., Series D, 4.50% (c)(e)(k)		6,067	5,715,114
Macquarie Bank Ltd., 10.25%, 6/20/57 (c)(e)		10,000	10,615,610
Societe Generale SA, 6.00% (c)(d)(e)(k)		3,000	2,677,500

			30,570,227
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (c)(d)(e)(k)		7,500	7,229,250

Capital Trusts	Par (000)		Value
Industrial Conglomerates — 0.9%
General Electric Co., 5.00% (c)(e)(k)	USD	5,921	$6,150,439
Insurance — 1.3%
Allstate Corp, 5.75%, 8/15/53 (c)(e)		2,000	2,057,500
Prudential Financial, Inc., 5.63%, 6/15/43 (c)(e)		6,000	6,253,620
Voya Financial, Inc., 5.65%, 5/15/53 (c)(e)		1,090	1,020,785

			9,331,905
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (c)(e)		3,248	2,705,129
Real Estate Investment Trusts (REITs) — 1.8%
Firstar Realty LLC, 8.88% (d)(k)		10	12,409,375
Total Capital Trusts — 16.2%			113,508,974

Preferred Stocks		Shares
Banks — 0.3%
Citigroup, Inc., Series K, 6.88% (c)(k)		75,000	2,069,250
Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50% (c)(k)		395,017	9,926,777
Morgan Stanley, 6.88% (c)(k)		100,000	2,744,000
SCE Trust III, 5.75% (c)(k)		23,730	645,456

			13,316,233
Real Estate Investment Trusts (REITs) — 0.2%
SunTrust Real Estate Investment Corp., 9.00% (d)(k)		15	1,531,716
Total Preferred Stocks — 2.4%			16,917,199
Total Preferred Securities — 18.6%			130,426,173

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
2.25%, 11/15/25 (e)	USD	34,500	35,811,276
1.63%, 2/15/26		15,500	15,231,168
Total U.S. Treasury Obligations — 7.3%			51,042,444

Warrants		Shares
Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/20/16) (l)		10	—
Total Long-Term Investments (Cost — $1,137,885,451) — 160.7%			1,126,853,140

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	51

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Short-Term Securities — 3.4%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (m)(n)	23,521,991	$23,521,991
Total Short-Term Securities (Cost — $23,521,991) — 3.4%		23,521,991
Options Purchased (Cost — $787,615) — 0.1%		772,727
Total Investments Before Options Written (Cost — $1,162,195,057) — 164.2%		1,151,147,858
Options Written (Premiums Received — $618,908) — (0.1)%		(720,407)
Total Investments, Net of Options Written (Cost — $1,161,576,149) — 164.1%		1,150,427,451
Liabilities in Excess of Other Assets — (64.1)%		(449,364,920)

Net Assets — 100.0%		$701,062,531

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $561 and an original cost of $8,635 which was less than 0.01% of its net assets.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Security is eligible to receive residual cash flows.

(h)	Amount is less than $500.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	When-issued security.

(k)	Perpetual security with no stated maturity date.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	During the six months ended April 30, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,140,532	17,381,459	23,521,991	$38,533

(n)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Limited	0.80%	6/3/15	Open	$158,000	$159,166	Corporate Bonds	Open/Demand[1]
UBS Limited	0.85%	6/3/15	Open	232,500	234,323	Corporate Bonds	Open/Demand[1]
UBS Limited	0.70%	11/10/15	Open	5,117,775	5,134,991	Foreign Agency Obligations	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	542,430	544,142	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	537,000	538,695	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	789,750	792,242	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	419,475	420,799	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	535,087	536,776	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	723,450	725,733	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	0.80%	12/9/15	Open	$688,750	$690,923	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	549,750	551,485	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	541,325	543,033	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	440,735	442,126	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	387,100	388,322	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	253,575	254,375	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	450,215	451,636	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	486,675	488,211	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	539,850	541,554	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	2,095,144	2,101,755	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	535,087	536,776	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	642,950	644,979	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	680,600	682,748	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	634,480	636,482	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	545,200	546,920	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	708,037	710,272	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/9/15	Open	238,631	239,384	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	12/10/15	Open	1,504,800	1,509,415	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/15/15	Open	230,312	231,003	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	739,594	741,814	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	702,406	704,515	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.95%	12/17/15	Open	3,224,398	3,235,885	Corporate Bonds	Open/Demand[1]
Barclays Bank PLC	0.65%	12/17/15	Open	2,677,500	2,684,026	Corporate Bonds	Open/Demand[1]
Barclays Bank PLC	0.75%	12/17/15	Open	3,504,644	3,514,501	Foreign Agency Obligations	Open/Demand[1]
Barclays Bank PLC	0.80%	12/17/15	Open	947,031	949,872	Corporate Bonds	Open/Demand[1]
Barclays Bank PLC	0.85%	12/17/15	Open	1,387,625	1,392,048	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.60%	12/17/15	Open	5,887,500	5,900,747	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	1,988,437	1,994,403	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	654,225	656,188	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	975,550	978,477	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	867,300	869,902	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	459,635	461,014	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	644,875	646,811	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.15%	12/17/15	Open	577,212	579,702	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	814,036	816,173	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.10%	12/17/15	Open	802,750	806,061	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	789,000	791,367	Foreign Agency Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,427,000	2,434,285	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,450,000	2,457,354	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	1,836,000	1,841,511	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	1,751,000	1,756,256	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	2,515,000	2,522,545	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	1/15/17	2,633,000	2,642,879	Corporate Bonds	Greater Than 90 Days But Less Than One Year
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	345,000	346,294	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	309,000	310,159	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	870,000	873,264	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	145,000	145,544	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	598,000	600,244	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,358,000	1,363,095	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,092,000	1,096,097	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,078,000	1,082,043	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,520,000	1,525,700	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	4,594,000	4,611,159	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,521,000	2,530,454	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,480,000	1,485,550	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,842,000	2,852,658	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	87,000	87,326	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	792,000	794,972	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	586,000	588,199	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,074,000	2,081,782	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	598,000	600,244	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	53

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	$238,000	$238,893	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	250,000	250,938	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	367,000	368,377	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	189,000	189,709	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	637,000	639,390	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	95,000	95,356	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	223,000	223,837	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,428,000	1,433,358	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	262,000	262,983	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	5,150,000	5,169,323	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	121,000	121,454	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	312,000	313,171	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	291,000	292,092	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	697,000	699,615	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	250,000	250,938	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	287,000	288,077	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,209,000	2,217,288	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	3,320,000	3,332,457	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	866,000	869,249	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	135,000	135,507	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	705,000	707,645	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	553,000	555,075	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,110,000	2,117,917	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	3,102,000	3,113,639	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	2,572,000	2,581,650	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	291,000	292,091	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	181,000	181,679	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,800,000	1,806,754	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,467,000	1,472,504	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	12/17/15	Open	1,335,000	1,340,009	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,685,000	2,691,545	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	3,456,000	3,464,424	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	484,900	486,064	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	424,625	425,644	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	388,220	389,530	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	202,125	202,807	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	123,487	123,904	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	97,947	98,278	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	188,125	188,795	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	462,075	463,721	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	310,780	311,887	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	275,200	276,180	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	167,860	168,458	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	369,000	370,315	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	737,200	739,826	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	715,950	718,501	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	235,935	236,776	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	448,800	450,399	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	467,775	469,441	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	376,875	378,218	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	1,973,420	1,980,450	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	315,900	317,025	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	233,250	234,081	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	179,877	180,518	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	267,637	268,591	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	1,121,250	1,125,244	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	120,080	120,530	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	181,640	182,321	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	358,875	360,221	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	245,700	246,621	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	80,250	80,551	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	270,100	271,113	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	364,100	365,465	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	12/17/15	Open	$373,500	$374,901	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	243,000	243,911	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	88,400	88,732	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	214,130	214,933	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	194,375	195,104	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	78,500	78,794	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	323,900	325,115	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	54,925	55,131	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	492,900	494,748	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	398,475	399,969	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	443,620	445,284	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	414,050	415,603	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	267,137	268,139	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	835,275	838,407	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	378,200	379,618	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	492,800	494,648	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	241,425	242,330	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	622,500	624,834	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	495,600	497,459	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	152,220	152,791	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	767,350	770,228	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	192,625	193,347	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	45,390	45,560	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	78,680	78,975	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	45,338	45,508	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	193,590	194,316	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	103,500	103,888	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	138,400	138,919	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	367,875	369,255	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	1,178,000	1,182,418	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	2,054,280	2,061,888	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	323,900	325,115	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	124,000	124,465	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	133,200	133,725	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	245,700	246,667	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	227,250	228,145	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	64,080	64,332	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	1,247,750	1,252,663	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	12/18/15	Open	908,267	910,992	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.10%	12/18/15	Open	2,036,000	2,044,212	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	12/18/15	Open	1,680,725	1,685,452	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	12/18/15	Open	1,073,572	1,076,525	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/18/15	Open	222,495	223,229	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/18/15	Open	482,850	484,443	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	12/18/15	Open	245,050	245,859	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/18/15	Open	406,400	407,816	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	12/18/15	Open	1,050,000	1,053,938	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,317,000	7,336,969	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	619,000	621,343	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,414,000	1,419,351	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,350,000	1,355,109	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	12/21/15	Open	1,093,000	1,097,136	Corporate Bonds	Open/Demand[1]
UBS Limited	1.00%	12/21/15	Open	1,464,000	1,469,327	Corporate Bonds	Open/Demand[1]
UBS Limited	1.00%	12/21/15	Open	9,175,000	9,208,387	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	4,963,750	4,977,297	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	7,068,750	7,088,042	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	3,540,000	3,549,661	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	5,125,000	5,138,987	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/21/15	Open	8,206,000	8,228,396	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,062,500	3,073,644	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,135,750	3,147,161	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	2,385,000	2,393,679	Foreign Agency Obligations	Open/Demand[1]
UBS Securities LLC	1.00%	12/21/15	Open	4,071,000	4,085,814	Capital Trusts	Open/Demand[1]

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	55

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	1.00%	12/21/15	Open	$3,812,500	$3,826,373	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.65%	12/22/15	Open	52,981	53,106	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/22/15	Open	616,875	619,008	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	12/23/15	Open	507,642	509,383	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	12/28/15	Open	1,042,335	1,045,954	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	1/7/16	Open	469,040	470,538	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	1/13/16	Open	1,595,051	1,599,639	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.80%	1/13/16	Open	971,856	974,210	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	57,000	57,169	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	125,000	125,372	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.40%	1/15/16	Open	35,276,250	35,318,190	U.S. Treasury Obligations	Open/Demand[1]
UBS Securities LLC	0.60%	1/21/16	Open	1,587,375	1,590,047	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	1/22/16	Open	386,975	388,018	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	1/26/16	Open	1,248,000	1,251,461	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	1/26/16	Open	88,075	88,286	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	1/26/16	Open	845,975	848,231	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/27/16	Open	132,000	132,348	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/27/16	Open	504,000	505,330	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/28/16	Open	795,488	797,565	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	1/28/16	Open	1,249,962	1,253,226	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	2/1/16	Open	434,625	435,712	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	2/3/16	Open	663,000	664,621	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	2/4/16	Open	271,440	272,056	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	2/8/16	Open	560,512	561,804	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	2/9/16	Open	978,412	980,641	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	291,000	291,655	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	416,000	416,936	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	446,000	447,004	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	178,000	178,401	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	640,000	641,440	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	496,000	497,116	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	563,000	564,267	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	2/10/16	Open	1,034,426	1,036,754	Capital Trusts	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	2/11/16	Open	1,461,480	1,464,687	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/12/16	Open	773,000	774,696	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	2/16/16	Open	1,049,510	1,051,667	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	203,000	203,417	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	2/18/16	Open	550,275	551,321	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	2/23/16	Open	221,275	221,687	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	2/23/16	Open	1,784,305	1,787,626	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	2/26/16	Open	404,000	404,729	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	3/1/16	Open	3,795,000	3,801,430	Capital Trusts	Open/Demand[1]
UBS Securities LLC	1.00%	3/1/16	Open	2,287,500	2,291,376	Capital Trusts	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	3/2/16	Open	2,187,000	2,189,333	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	3/2/16	Open	1,389,760	1,391,242	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/2/16	Open	717,200	718,395	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	3/2/16	Open	602,062	603,166	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	3/3/16	Open	689,670	690,800	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	3/7/16	Open	539,000	539,809	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/10/16	Open	325,000	325,460	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	3/10/16	Open	428,400	429,007	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	3/14/16	Open	240,711	241,016	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	3/15/16	Open	488,529	489,135	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	3/16/16	Open	303,030	303,390	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	1.04%	3/17/16	Open	808,000	808,957	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	3/17/16	Open	713,000	713,812	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	3/17/16	Open	474,267	474,808	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	3/21/16	Open	340,000	340,378	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/21/16	Open	463,250	463,778	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.80%	3/22/16	Open	5,161,000	5,165,588	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	908,000	908,958	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	1,178,000	1,179,243	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	3/22/16	Open	1,219,200	1,220,067	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.64%	3/22/16	Open	$534,750	$535,130	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	3/22/16	Open	278,225	278,457	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	3/22/16	Open	405,000	405,338	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	3/22/16	Open	670,770	671,329	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	3/22/16	Open	242,222	242,424	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/22/16	Open	695,625	696,398	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/22/16	Open	701,250	702,029	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/22/16	Open	982,350	983,442	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/22/16	Open	732,000	732,813	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.05%	3/22/16	Open	778,325	779,233	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	3/22/16	Open	692,000	692,846	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	3/23/16	Open	321,000	321,348	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	3/28/16	Open	525,840	526,322	Corporate Bonds	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.00%	3/30/16	Open	395,000	395,329	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/30/16	Open	1,054,100	1,054,978	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/30/16	Open	463,137	463,523	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/30/16	Open	919,537	920,304	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	3/30/16	Open	2,133,500	2,135,278	Corporate Bonds	Open/Demand[1]
JPMorgan Securities LLC	1.79%	3/31/16	5/02/16	5,582,000	5,590,314	Non-Agency Mortgage-Backed Securities	Up to 30 Days
UBS Securities LLC	1.00%	3/31/16	Open	431,681	432,041	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.94%	4/1/16	5/04/16	10,478,413	10,493,637	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.44%	4/1/16	5/04/16	5,380,000	5,385,800	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.59%	4/1/16	5/04/16	17,702,000	17,723,074	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	1.79%	4/1/16	5/04/16	1,891,000	1,893,539	Non-Agency Mortgage-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	1.00%	4/5/16	Open	717,405	717,883	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	4/5/16	Open	1,790,320	1,791,613	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	4/6/16	Open	38,100	38,116	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	131,610	131,676	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	210,437	210,543	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	381,300	381,491	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	709,700	710,055	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	162,380	162,461	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	128,172	128,237	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	138,600	138,669	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	145,617	145,690	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/6/16	Open	220,935	221,045	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/6/16	Open	511,010	511,334	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/6/16	Open	353,762	354,022	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/6/16	Open	857,850	858,479	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/6/16	Open	390,425	390,711	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/6/16	Open	76,850	76,906	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/6/16	Open	45,600	45,633	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/6/16	Open	633,810	634,275	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/7/16	Open	150,120	150,183	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/7/16	Open	195,600	195,725	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/7/16	Open	135,450	135,537	Corporate Bonds	Open/Demand[1]
Morgan Stanley & Co. LLC	1.50%	4/8/16	5/11/16	3,941,400	3,944,685	Asset-Backed Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.00%	4/8/16	Open	1,315,843	1,316,537	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/13/16	Open	88,275	88,306	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/13/16	Open	523,375	523,560	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/13/16	Open	124,200	124,244	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	252,510	252,623	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	465,750	465,959	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	524,400	524,635	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	401,625	401,805	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	492,362	492,583	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	499,495	499,719	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	771,338	771,684	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	423,750	423,940	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	566,100	566,367	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	583,050	583,325	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	624,600	624,895	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	628,350	628,647	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	57

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	4/13/16	Open	$350,212	$350,378	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	510,038	510,278	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	483,000	483,228	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	608,000	608,287	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	909,150	909,579	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	412,610	412,805	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	402,675	402,884	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	251,450	251,581	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	483,840	484,091	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	696,142	696,504	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	490,245	490,500	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	1.93%	4/14/16	5/16/16	3,227,515	3,230,287	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.00%	4/15/16	Open	1,444,000	1,444,481	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/15/16	Open	371,575	371,693	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	4/15/16	Open	517,800	517,973	Corporate Bonds	Open/Demand[1]
Citigroup Global Markets, Inc.	2.09%	4/20/16	5/23/16	3,323,250	3,324,987	Asset-Backed Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.00%	4/20/16	Open	1,369,000	1,369,380	Capital Trusts	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/20/16	Open	217,120	217,174	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/20/16	Open	156,940	156,979	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/20/16	Open	593,844	593,992	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	4/20/16	Open	180,565	180,610	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.84%	4/21/16	5/25/16	1,821,000	1,821,558	Non-Agency Mortgage-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	1.89%	4/21/16	5/25/16	2,504,000	2,504,789	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.54%	4/21/16	7/22/16	1,252,000	1,252,481	Asset-Backed Securities	31 — 90 Days
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	544,000	544,143	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	1,409,000	1,409,370	Capital Trusts	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	1,953,000	1,953,513	Capital Trusts	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/21/16	Open	494,000	494,093	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/21/16	Open	204,930	204,968	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/21/16	Open	101,430	101,449	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	4/21/16	Open	142,800	142,827	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	341,543	341,624	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	377,540	377,630	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	381,700	381,791	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	497,475	497,593	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	347,600	347,683	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	288,000	288,068	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	354,900	354,984	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	361,008	361,093	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	509,120	509,241	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	663,323	663,480	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	77,225	77,246	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	1,179,008	1,179,302	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	346,450	346,537	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	884,948	885,169	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	480,375	480,495	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	352,600	352,659	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	604,013	604,179	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	899,020	899,267	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	390,555	390,662	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	697,150	697,342	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	280,688	280,765	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	4/21/16	Open	2,310,400	2,310,978	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	4/21/16	Open	3,477,100	3,477,969	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/22/16	Open	311,500	311,541	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.80%	4/26/16	Open	310,531	310,552	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.90%	4/27/16	Open	858,572	858,615	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	4/27/16	Open	251,273	251,277	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	4/27/16	Open	5,976,400	5,976,732	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/28/16	Open	197,104	197,104	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/28/16	Open	586,704	586,704	Corporate Bonds	Open/Demand[1]
JPMorgan Securities LLC	1.79%	4/29/16	6/02/16	5,717,000	5,717,000	Non-Agency Mortgage-Backed Securities	31 — 90 Days
Deutsche Bank Securities, Inc.	1.00%	4/29/16	Open	157,007	157,007	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.25%	4/29/16	Open	$499,392	$499,392	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	1.00%	4/29/16	Open	915,800	915,800	Corporate Bonds	Open/Demand[1]

Total				$445,247,883	$446,226,345

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(140)	2-Year U.S. Treasury Note	June 2016	USD 30,607,500	$20,874
(22)	10-Year U.S. Treasury Note	June 2016	USD 2,861,375	9,543
(10)	Euro BOBL Futures	June 2016	EUR 1,498,298	7,433
Total				$37,850

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	175,704	USD	48,000	Deutsche Bank AG	5/02/16	$3,088
BRL	170,400	USD	48,697	Royal Bank of Scotland PLC	5/02/16	849
COP	275,639,000	USD	95,518	Credit Suisse International	5/02/16	1,242
COP	280,190,820	USD	91,000	Credit Suisse International	5/02/16	7,358
JPY	108,667,081	USD	985,000	Morgan Stanley & Co. International PLC	5/02/16	36,307
JPY	370,154,808	USD	3,420,000	UBS AG	5/02/16	58,899
USD	50,213	BRL	175,704	Deutsche Bank AG	5/02/16	(875)
USD	48,000	BRL	170,400	Royal Bank of Scotland PLC	5/02/16	(1,546)
USD	97,096	COP	280,190,820	Credit Suisse International	5/02/16	(1,262)
USD	91,000	COP	275,639,000	Credit Suisse International	5/02/16	(5,760)
USD	985,000	JPY	108,696,769	Morgan Stanley & Co. International PLC	5/02/16	(36,586)
ARS	170,004	USD	12,000	BNP Paribas SA	5/03/16	(121)
ARS	201,600	USD	14,135	BNP Paribas SA	5/03/16	(49)
USD	12,000	ARS	201,600	BNP Paribas SA	5/03/16	(2,087)
USD	11,920	ARS	170,004	BNP Paribas SA	5/03/16	41
EUR	93,420	RUB	7,120,566	BNP Paribas SA	5/04/16	(2,958)
EUR	66,374	RUB	4,871,160	Deutsche Bank AG	5/04/16	800
EUR	195,654	RUB	14,359,000	Deutsche Bank AG	5/04/16	2,357
EUR	63,000	RUB	4,929,120	Deutsche Bank AG	5/04/16	(3,959)
MXN	8,906,775	USD	508,059	Citibank N.A.	5/04/16	9,588
RUB	7,120,566	EUR	97,024	BNP Paribas SA	5/04/16	(1,169)
RUB	4,929,120	EUR	67,164	Deutsche Bank AG	5/04/16	(809)
RUB	14,359,000	EUR	173,000	Deutsche Bank AG	5/04/16	23,584
RUB	4,871,160	EUR	63,000	Deutsche Bank AG	5/04/16	3,064
USD	3,425,101	EUR	3,004,000	Morgan Stanley & Co. International PLC	5/04/16	(14,729)
USD	299,867	EUR	263,000	Morgan Stanley & Co. International PLC	5/04/16	(1,290)
USD	31,508,812	GBP	21,913,000	Royal Bank of Scotland PLC	5/04/16	(509,388)
USD	15,647	MXN	275,838	HSBC Bank USA N.A.	5/04/16	(384)
USD	185,989	MXN	3,417,195	Morgan Stanley & Co. International PLC	5/04/16	(12,613)
MXN	2,120,147	USD	122,000	Deutsche Bank AG	5/05/16	1,208
USD	122,000	MXN	2,124,240	JPMorgan Chase Bank N.A.	5/05/16	(1,446)
CAD	2,251,363	GBP	1,220,000	Citibank N.A.	5/06/16	11,721
GBP	1,220,000	CAD	2,222,662	Citibank N.A.	5/06/16	11,153
CAD	97,900	USD	76,500	Bank of America N.A.	5/09/16	1,526
JPY	10,156,800	USD	92,000	Deutsche Bank AG	5/09/16	3,464
JPY	48,791,065	USD	447,097	Royal Bank of Scotland PLC	5/09/16	11,493
MXN	2,189,344	USD	123,000	Goldman Sachs International	5/09/16	4,181
USD	8,383	ARS	131,521	BNP Paribas SA	5/09/16	(770)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	59

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,692	ARS	175,263	BNP Paribas SA	5/09/16	$(505)
USD	153,000	CAD	201,488	Goldman Sachs International	5/09/16	(7,585)
USD	116,000	JPY	12,895,302	Bank of America N.A.	5/09/16	(5,204)
USD	192,326	JPY	21,623,500	Barclays Bank PLC	5/09/16	(10,914)
USD	192,813	JPY	21,623,500	UBS AG	5/09/16	(10,427)
USD	92,000	KRW	106,722,300	Deutsche Bank AG	5/09/16	(1,168)
USD	395,000	KRW	453,341,500	JPMorgan Chase Bank N.A.	5/09/16	(764)
USD	123,000	MXN	2,118,140	Bank of America N.A.	5/09/16	(44)
USD	93,000	ZAR	1,402,282	BNP Paribas SA	5/09/16	(5,410)
MXN	7,798,010	USD	442,172	Bank of America N.A.	5/11/16	10,733
MXN	1,097,071	USD	61,200	Citibank N.A.	5/11/16	2,517
MXN	816,813	USD	45,900	Citibank N.A.	5/11/16	1,540
USD	2,200	ARS	33,836	BNP Paribas SA	5/11/16	(152)
USD	123,000	MXN	2,115,539	Deutsche Bank AG	5/11/16	131
USD	50,000	MXN	870,700	Goldman Sachs International	5/11/16	(570)
AUD	2,294,218	GBP	1,195,000	Citibank N.A.	5/18/16	(2,807)
EUR	65,500	PLN	281,579	State Street Bank and Trust Co.	5/18/16	1,286
GBP	1,195,000	AUD	2,255,325	Northern Trust Corp.	5/18/16	32,361
RUB	6,331,520	USD	95,100	JPMorgan Chase Bank N.A.	5/18/16	2,300
USD	1,746,383	EUR	1,525,000	Northern Trust Corp.	5/18/16	(571)
USD	225,045	MXN	3,970,001	State Street Bank and Trust Co.	5/20/16	(5,323)
USD	21,590	RUB	1,764,324	Morgan Stanley & Co. International PLC	5/20/16	(5,537)
USD	93,000	ZAR	1,325,132	Deutsche Bank AG	5/20/16	210
USD	77,000	ZAR	1,107,013	Morgan Stanley & Co. International PLC	5/20/16	(516)
USD	166,938	MXN	2,914,192	Citibank N.A.	5/23/16	(2,114)
USD	11,604	ARS	188,329	BNP Paribas SA	5/26/16	(1,354)
USD	66,758	MXN	1,159,512	Bank of America N.A.	5/26/16	(485)
CAD	4,410,886	USD	3,495,000	HSBC Bank USA N.A.	5/27/16	20,504
USD	3,495,000	CAD	4,415,485	HSBC Bank USA N.A.	5/27/16	(24,170)
BRL	171,898	USD	48,000	Royal Bank of Scotland PLC	6/02/16	1,491
MXN	2,123,398	USD	123,000	Bank of America N.A.	6/02/16	55
AUD	9,280,000	USD	7,153,627	Bank of America N.A.	6/03/16	(106,582)
AUD	6,735,000	USD	5,045,140	Goldman Sachs International	6/03/16	69,284
CAD	2,195,000	JPY	189,445,906	HSBC Bank USA N.A.	6/03/16	(32,192)
JPY	195,130,868	CAD	2,215,000	Northern Trust Corp.	6/03/16	69,715
USD	5,045,411	AUD	6,790,000	Northern Trust Corp.	6/03/16	(110,778)
USD	131,000	ZAR	1,866,761	Deutsche Bank AG	6/03/16	654
MXN	5,213,743	USD	303,423	Royal Bank of Scotland PLC	6/06/16	(1,394)
USD	300,629	EUR	263,000	Morgan Stanley & Co. International PLC	6/06/16	(818)
USD	3,432,654	EUR	3,003,000	Morgan Stanley & Co. International PLC	6/06/16	(9,335)
USD	31,159,942	GBP	21,316,000	State Street Bank and Trust Co.	6/06/16	11,704
USD	242,503	MXN	4,209,458	Citibank N.A.	6/06/16	(1,349)
USD	199,501	MXN	3,476,681	JPMorgan Chase Bank N.A.	6/06/16	(1,901)
USD	19,300	ARS	301,080	BNP Paribas SA	6/15/16	(1,138)
USD	1,077,317	EUR	953,876	Citibank N.A.	6/15/16	(16,325)
USD	324,234	PLN	1,263,258	JPMorgan Chase Bank N.A.	6/29/16	(6,376)
AUD	2,300,000	NOK	14,227,027	Citibank N.A.	7/01/16	(21,869)
MXN	2,688,568	USD	155,000	JPMorgan Chase Bank N.A.	7/05/16	317
USD	12,000	ARS	178,164	BNP Paribas SA	7/05/16	68
MXN	1,787,168	USD	99,050	HSBC Bank USA N.A.	7/06/16	4,184
USD	96,588	MXN	1,731,917	BNP Paribas SA	7/06/16	(3,455)
USD	95,803	MXN	1,717,841	BNP Paribas SA	7/06/16	(3,426)
USD	90,752	MXN	1,646,422	UBS AG	7/06/16	(4,352)
USD	90,094	MXN	1,634,214	State Street Bank and Trust Co.	7/08/16	(4,287)
MXN	1,731,026	USD	95,835	HSBC Bank USA N.A.	7/20/16	4,025
USD	96,721	MXN	1,777,481	State Street Bank and Trust Co.	7/20/16	(5,818)
USD	89,690	MXN	1,665,488	State Street Bank and Trust Co.	7/20/16	(6,389)
USD	20,000	ARS	293,000	BNP Paribas SA	7/21/16	585
USD	5,000	ARS	73,400	BNP Paribas SA	7/21/16	136
USD	10,000	ARS	151,200	Royal Bank of Scotland PLC	7/22/16	(12)
Total						$(595,494)

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
USD Currency	Call	HSBC Bank PLC	05/06/2016	JPY	111.50	USD 160	—	$13
USD Currency	Call	Goldman Sachs International	05/13/2016	BRL	3.85	USD 106	—	5
USD Currency	Call	Deutsche Bank AG	05/16/2016	CNH	6.62	USD 184	—	56
USD Currency	Call	Deutsche Bank AG	05/19/2016	KRW	1,165.00	USD 136	—	440
CAD Currency	Call	Barclays Bank PLC	06/01/2016	JPY	87.25	CAD 8,780	—	53,112
GBP Currency	Call	BNP Paribas SA	06/28/2016	AUD	1.93	GBP 4,855	—	148,496
USD Currency	Call	Deutsche Bank AG	12/15/2016	CNH	6.75	USD 240	—	3,377
EUR Currency	Put	Deutsche Bank AG	05/09/2016	JPY	116.00	EUR 6,025	—	711
EUR Currency	Put	JPMorgan Chase Bank N.A.	05/09/2016	JPY	120.00	EUR 6,025	—	11,804
EUR Currency	Put	Deutsche Bank AG	05/17/2016	RUB	82.00	EUR 154	—	18,093
AUD Currency	Put	HSBC Bank PLC	06/01/2016	USD	0.70	AUD 9,280	—	3,599
USD Currency	Put	BNP Paribas SA	06/01/2016	CAD	1.26	USD 6,855	—	87,956
EUR Currency	Put	Deutsche Bank AG	06/10/2016	RUB	76.00	EUR 68	—	2,757
NZD Currency	Put	HSBC Bank PLC	06/15/2016	USD	0.68	NZD 25,180	—	150,343
AUD Currency	Put	UBS AG	06/29/2016	NOK	6.24	AUD 13,215	—	291,965
Total								$772,727

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	HSBC Bank PLC	05/06/2016	JPY	114.00	USD	160	—	—
AUD Currency	Call	HSBC Bank PLC	06/01/2016	USD	0.74	AUD	9,280	—	$(226,809)
AUD Currency	Call	UBS AG	06/29/2016	NOK	6.60	AUD	13,215	—	(18,760)
NZD Currency	Call	UBS AG	07/22/2016	NOK	5.93	NZD	25,170	—	(95,608)
USD Currency	Call	Deutsche Bank AG	12/15/2016	CNH	7.10	USD	240	—	(1,791)
EUR Currency	Put	JPMorgan Chase Bank N.A.	05/09/2016	JPY	116.00	EUR	6,025	—	(710)
EUR Currency	Put	Deutsche Bank AG	05/17/2016	RUB	77.00	EUR	222	—	(10,401)
EUR Currency	Put	Deutsche Bank AG	06/10/2016	RUB	73.00	EUR	88	—	(1,587)
NZD Currency	Put	HSBC Bank PLC	06/15/2016	USD	0.65	NZD	50,360	—	(99,092)
AUD Currency	Put	UBS AG	06/29/2016	NOK	6.03	AUD	13,215	—	(122,114)
NZD Currency	Put	UBS AG	07/22/2016	NOK	5.36	NZD	25,170	—	(143,535)
Total									$(720,407)

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Citibank N.A.	6/20/20	USD	604	$6,081	$4,877	$1,204
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	604	8,535	6,692	1,843
Federation of Malaysia	1.00%	Barclays Capital, Inc.	6/20/21	USD	387	11,487	11,667	(180)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	344	540	2,721	(2,181)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	135	11,126	14,783	(3,657)
Republic of South Africa	1.00%	Barclays Capital, Inc.	6/20/21	USD	320	26,374	36,402	(10,028)
Republic of South Africa	1.00%	Barclays Capital, Inc.	6/20/21	USD	150	12,363	15,553	(3,190)
Republic of South Africa	1.00%	BNP Paribas SA	6/20/21	USD	75	6,181	8,465	(2,284)
Republic of South Africa	1.00%	BNP Paribas SA	6/20/21	USD	80	6,593	8,752	(2,159)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	2	165	216	(51)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	79	6,470	8,237	(1,767)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	75	6,181	8,467	(2,286)
Republic of South Africa	1.00%	HSBC Bank USA N.A.	6/20/21	USD	90	7,418	10,119	(2,701)
Republic of South Africa	1.00%	HSBC Bank USA N.A.	6/20/21	USD	85	7,006	9,656	(2,650)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	195	16,072	21,112	(5,040)
Total						$132,592	$167,719	$(35,127)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	61

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD	10,000	$590,552	$(289,515)	$880,067
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	604	(6,081)	(5,112)	(969)
United Mexican States	1.00%	Citibank N.A.	9/20/20	BBB+	USD	604	(8,535)	(6,346)	(2,189)
Republic of Brazil	1.00%	Barclays Capital, Inc.	6/20/21	BB	USD	95	(10,075)	(10,694)	619
Republic of Indonesia	1.00%	Barclays Capital, Inc.	6/20/21	BB+	USD	92	(3,785)	(4,974)	1,189
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	5,000	(409,609)	(274,382)	(135,227)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(819,217)	(549,535)	(269,682)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(819,217)	(266,121)	(553,096)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	BBB-	USD	5,000	(771,773)	(525,041)	(246,732)
Markit CMBX North America, Series 8	3.00%	Goldman Sachs & Co.	10/17/57	BBB-	USD	10,000	(1,543,546)	(1,116,181)	(427,365)
Total							$(3,801,286)	$(3,047,901)	$(753,385)

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.13%[1]	3-month LIBOR	N/A	8/25/25	USD	110	$4,655
2.27%[2]	3-month LIBOR	N/A	9/11/25	USD	68	(3,715)
Total						$940

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.44%[1]	1-Day CPOVER	Credit Suisse International	N/A	5/23/16	COP	2,554,702	$503	—	$503
6.51%[1]	1-Day CPOVER	Credit Suisse International	N/A	7/06/16	COP	3,826,468	(203)	—	(203)
6.64%[1]	1-Day CPOVER	Credit Suisse International	N/A	8/22/16	COP	1,713,519	434	—	434
1.67%[1]	3-Month KRWCD	Bank of America N.A.	N/A	6/08/17	KRW	1,146,756	2,401	$4	2,397
1.69%[2]	3-Month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	(3,203)	—	(3,203)
1.92%[1]	3-Month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	6,388	1,810	4,578
4.55%[2]	3-Month KLIBOR	Citibank N.A.	N/A	9/11/20	MYR	1,275	(11,684)	—	(11,684)
4.34%[2]	3-Month KLIBOR	Bank of America N.A.	N/A	9/18/20	MYR	1,277	(8,771)	—	(8,771)
12.61%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/04/21	BRL	216	907	—	907
12.74%[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	460	2,673	—	2,673
12.75%[1]	1-Day BZOVER	Citibank N.A.	N/A	1/04/21	BRL	672	4,007	—	4,007
1.92%[1]	6-Month WIBOR	Goldman Sachs International	N/A	4/29/21	PLN	1,325	(123)	—	(123)
12.62%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/23	BRL	166	770	—	770
12.73%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/23	BRL	143	936	—	936
12.75%[1]	1-Day BZOVER	Citibank N.A.	N/A	1/02/23	BRL	145	1,004	—	1,004
12.92%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/23	BRL	623	6,124	—	6,124
12.96%[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	284	3,020	—	3,020
6.32%[1]	1-Month MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	5,813	7,995	(25)	8,020
6.33%[1]	1-Month MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	2,897	4,045	(15)	4,060
6.32%[1]	1-month MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	8,688	11,194	(42)	11,236
6.31%[2]	1-Month MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	6,393	(8,353)	—	(8,353)
6.31%[2]	1-Month MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,723	(2,271)	—	(2,271)

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.31%[2]	1-Month MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,723	$(2,271)	—	$(2,271)
5.96%[1]	1-Month MXIBTIIE	Citibank N.A.	N/A	1/30/26	MXN	4,811	(2,060)	—	(2,060)
6.23%[1]	1-Month MXIBTIIE	Citibank N.A.	N/A	2/23/26	MXN	3,356	2,467	—	2,467
6.24%[1]	1-Month MXIBTIIE	Goldman Sachs International	N/A	2/23/26	MXN	3,914	3,140	—	3,140
Total							$19,069	$1,732	$17,337

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

Transactions in Options Written for the Six Months Ended April 30, 2016

	Calls
		Notional (000)
	Contracts	AUD	EUR	KRW	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	—	—	911,735	—	849	$10,853
Options written	69	22,495	3,790	—	25,170	8,110	476,698
Options exercised	—	—	—	—	—	(300)	(2,659)
Options expired	—	—	(3,583)	(911,735)	—	(7,967)	(190,623)
Options closed	(69)	—	(207)	—	—	(292)	(19,387)

Outstanding options, end of period	—	22,495	—	—	25,170	400	$274,882

	Puts
		Notional (000)
	Contracts	AUD	EUR	KRW	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	—	—	—	22,340	564	$101,656
Options written	35	13,215	26,216	—	95,470	27,321	714,824
Options exercised	—	—	—	—	—	—	—
Options expired	—	—	(13,061)	—	(19,940)	(7,136)	(227,114)
Options closed	(35)	—	(6,820)	—	(22,340)	(20,749)	(245,340)

Outstanding options, end of period	—	13,215	6,335	—	75,530	—	$344,026

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$37,850	—	$37,850
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$425,723	—	—	425,723
Options purchased	Investments at value — unaffiliated[2]	—	—	—	772,727	—	—	772,727
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$1,052,641	—	—	58,090	—	1,110,731
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	4,655	—	4,655

Total		—	$1,052,641	—	$1,198,450	$100,595	—	$2,351,686

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	63

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows (concluded):

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,021,217	—	—	$1,021,217
Options written	Options written at value	—	—	—	720,407	—	—	720,407
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$4,721,335	—	—	$39,021	—	4,760,356
Swaps — centrally cleared	Net unrealized depreciation[1]	—	—	—	—	3,715	—	3,715

Total		—	$4,721,335	—	$1,741,624	$42,736	—	$6,505,695

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(1,443,327)	—	$(1,443,327)
Forward foreign currency exchange contracts	—	—	—	$1,456,283	—	—	1,456,283
Options purchased[1]	—	—	—	(451,575)	(11,348)	—	(462,923)
Options written	—	—	—	579,409	(8,658)	—	570,751
Swaps	—	$846,728	—	—	(3,752)	—	842,976

Total	—	$846,728	—	$1,584,117	$(1,467,085)	—	$963,760

[1] Options purchased are included in net realized gain (loss) from investments.
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(37,163)	—	$(37,163)
Forward foreign currency exchange contracts	—	—	—	$(296,834)	—	—	(296,834)
Options purchased[1]	—	—	—	(6,177)	(3,024)	—	(9,201)
Options written	—	—	—	(108,841)	503	—	(108,338)
Swaps	—	$(2,204,697)	—	—	8,655	—	(2,196,042)

Total	—	$(2,204,697)	—	$(411,852)	$(31,029)	—	$(2,647,578)

[1] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,470,800	[1]
Average notional value of contracts — short	$63,365,303
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$94,331,634
Average amounts sold — in USD	$25,544,333
Options:
Average value of option contracts purchased	$524,044
Average value of option contracts written	$422,000
Average notional value of swaption contracts purchased	$799,732	[1]
Average notional value of swaption contracts written	$799,732	[1]
Credit default swaps:
Average notional value — buy protection	$22,779,544
Average notional value — sell protection	$32,333,698
Interest rate swaps:
Average notional value — pays fixed rate	$2,291,684
Average notional value — receives fixed rate	$10,072,543
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Futures contracts	$2,673		$5,011
Forward foreign currency exchange contracts	425,723		1,021,217
Options	772,727	[1]	720,407
Swaps — centrally cleared	—		33
Swaps — OTC[2]	1,110,731		4,760,356

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,311,854		$6,507,024
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,673)		(5,044)

Total derivative assets and liabilities subject to an MNA	$2,309,181		$6,501,980

[1] Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.
[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$926,837	$(424,881)	—	$(120,000)	$381,956
Barclays Bank PLC	53,112	(53,112)	—	—	—
Barclays Capital, Inc.	65,430	(29,066)	—	—	36,364
BNP Paribas SA	254,499	(27,037)	—	—	227,462
Citibank N.A.	62,591	(62,591)	—	—	—
Credit Suisse International	9,537	(9,537)	—	—	—
Deutsche Bank AG	70,382	(32,146)	—	—	38,236
Goldman Sachs International	96,313	(10,606)	—	—	85,707
HSBC Bank PLC	153,955	(153,955)	—	—	—
HSBC Bank USA N.A.	48,488	(48,488)	—	—	—
JPMorgan Chase Bank N.A.	43,947	(18,418)	—	—	25,529
Morgan Stanley & Co. International PLC	36,307	(36,307)	—	—	—
Morgan Stanley Capital Services LLC	8,020	(25)	—	—	7,995
Northern Trust Corp.	102,076	(102,076)	—	—	—
Royal Bank of Scotland PLC	13,833	(13,833)	—	—	—
State Street Bank and Trust Co.	12,990	(12,990)	—	—	—
UBS AG	350,864	(350,864)	—	—	—

Total	$2,309,181	$(1,385,932)	—	$(120,000)	$803,249

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	65

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

The following tables present the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust (concluded):

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$424,881	$(424,881)	—	—	—
Barclays Bank PLC	2,058,957	(53,112)	—	$(1,850,000)	$155,845
Barclays Capital, Inc.	29,066	(29,066)	—	—	—
BNP Paribas SA	27,037	(27,037)	—	—	—
Citibank N.A.	68,576	(62,591)	—	—	5,985
Credit Suisse International	778,998	(9,537)	—	(769,461)	—
Deutsche Bank AG	32,146	(32,146)	—	—	—
Goldman Sachs & Co.	1,543,546	—	—	(1,543,546)	—
Goldman Sachs International	10,606	(10,606)	—	—	—
HSBC Bank PLC	325,901	(153,955)	—	—	171,946
HSBC Bank USA N.A.	62,097	(48,488)	—	—	13,609
JPMorgan Chase Bank N.A.	18,418	(18,418)	—	—	—
Morgan Stanley & Co. International PLC	81,424	(36,307)	—	—	45,117
Morgan Stanley Capital Services LLC	25	(25)	—	—	—
Northern Trust Corp.	111,349	(102,076)	—	—	9,273
Royal Bank of Scotland PLC	512,340	(13,833)	—	—	498,507
State Street Bank and Trust Co.	21,817	(12,990)	—	—	8,827
UBS AG	394,796	(350,864)	—	—	43,932

Total	$6,501,980	$(1,385,932)	—	$(4,163,007)	$953,041

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Excess of collateral pledged by the individual counterparty is not shown for financial reporting purposes.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$179,431,586	$52,460,536	$231,892,122
Common Stocks	$2,677,090	—	561	2,677,651
Corporate Bonds	—	385,973,314	—	385,973,314
Floating Rate Loan Interests	—	20,699,981	39,909,907	60,609,888
Foreign Agency Obligations	—	27,926,223	—	27,926,223
Non-Agency Mortgage-Backed Securities	—	207,898,173	28,407,152	236,305,325
Preferred Securities	15,385,483	113,508,974	1,531,716	130,426,173
U.S. Treasury Obligations	—	51,042,444	—	51,042,444
Short-Term Securities:
Money Market Funds	23,521,991	—	—	23,521,991
Options Purchased:
Foreign currency exchange contracts	—	772,727	—	772,727

Total	$41,584,564	$987,253,422	$122,309,872	$1,151,147,858

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$884,920	—	$884,920
Foreign currency exchange contracts	—	425,723	—	425,723
Interest rate contracts	$37,850	60,931	—	98,781
Liabilities:
Credit contracts	—	(1,673,432)	—	(1,673,432)
Foreign currency exchange contracts	—	(1,741,624)	—	(1,741,624)
Interest rate contracts	—	(42,654)	—	(42,654)

Total	$37,850	$(2,086,136)	—	$(2,048,286)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,649,795	—	—	$1,649,795
Cash pledged:
Collateral — OTC derivatives	4,650,000	—	—	4,650,000
Centrally cleared swaps	1,590	—	—	1,590
Futures contracts	210,400	—	—	210,400
Foreign currency at value	3,076,702	—	—	3,076,702
Liabilities:
Cash received:
Collateral — reverse repurchase agreements	—	$(3,253,000)	—	(3,253,000)
Collateral — OTC derivatives	—	(120,000)	—	(120,000)
Reverse repurchase agreements	—	(446,226,345)	—	(446,226,345)

Total	$9,588,487	$(449,599,345)	—	$(440,010,858)

During the six months ended April 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Common Stocks	Total
Assets:
Opening balance, as of October 31, 2015	$65,179,443	$515,294	$41,246,750	$26,217,945	$1,833,459	—	$134,992,891
Transfers into Level 3[1]	3,957,160	—	—	7,499,925	—	—	11,457,085
Transfers out of Level 3[2]	(7,268,850)	(515,294)	(131,751)	—	—	—	(7,915,895)
Accrued discounts/premiums	12,987	—	(108,053)	130,661	—	—	35,595
Net realized gain (loss)	629,810	—	(6,339)	116,918	—	—	740,389
Net change in unrealized appreciation (depreciation)[3,4]	(1,131,923)	—	(490,192)	(734,362)	(301,743)	$(8,074)	(2,666,294)
Purchases	925,900	—	195,085	—	—	8,635	1,129,620
Sales	(9,843,991)	—	(795,593)	(4,823,935)	—	—	(15,463,519)
Closing Balance, as of April 30, 2016	$52,460,536	—	$39,909,907	$28,407,152	$1,531,716	$561	$122,309,872

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[4]	$(1,208,241)	—	$(490,192)	$(795,699)	$(301,743)	$(8,074)	$(2,803,949)

1   As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of April 30, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

2   As of October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $109,573,749.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$11,204,407	Cost[1]	N/A	—
Preferred Stocks	1,531,716	Market Comparables	Illiquidity Discount[2]	200 bp

Total	$12,736,123

[1]    The Trust fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

[2] Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	67

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)	BlackRock Multi-Sector Income Trust (BIT)[1]

Assets
Investments at value — unaffiliated[2]	$2,109,243,306	$460,218,509	$1,127,625,867
Investments at value — affiliated[3]	5,871,985	2,974,761	23,521,991
Cash	30,669	594,473	1,649,795
Cash pledged:
Collateral — OTC derivatives	2,670,000	—	4,650,000
Futures contracts	2,028,000	—	210,400
Centrally cleared swaps	—	—	1,590
Foreign currency at value[4]	13,541	33,948	3,076,702
Receivables:
Interest — unaffiliated	27,058,453	1,735,215	9,639,006
Investments sold	6,303,329	3,960,796	21,677,258
Reverse repurchase agreements	649,142	—	14,359,938
Variation margin on futures contracts	260,453	—	2,673
Dividends — unaffiliated	61,272	—	135,787
Dividends — affiliated	6,518	170	4,708
Swaps	—	233	—
Swap premiums paid	538,850	—	169,533
Unrealized appreciation on:
OTC derivatives	646,853	—	941,198
Forward foreign currency exchange contracts	—	4,495	425,723
Prepaid expenses	61,298	12,970	27,344

Total assets	2,155,443,669	469,535,570	1,208,119,513

Liabilities
Cash received:
Collateral — reverse repurchase agreements	10,408,000	—	3,253,000
Collateral — OTC derivatives	1,230,000	—	120,000
Options written at value[5]	3,092,332	—	720,407
Reverse repurchase agreements	593,716,727	—	446,226,345
Payables:
Investments purchased	8,777,900	15,132,638	37,153,660
Investment advisory fees	1,047,665	271,260	737,322
Reverse repurchase agreements	936,320	—	12,520,329
Officer’s and Trustees’ fees	649,719	194,763	58,630
Income dividends	325,345	28,175	178,548
Variation margin on futures contracts	219,414	—	5,011
Bank borrowings	—	121,000,000	—
Interest expense	—	110,069	—
Variation margin on centrally cleared swaps	—	—	33
Other accrued expenses	457,822	209,656	302,124
Swap premiums received	284,376	233	3,047,983
Unrealized depreciation on:
OTC derivatives	873,893	1,432	1,712,373
Forward foreign currency exchange contracts	—	74,885	1,021,217

Total liabilities	622,019,513	137,023,111	507,056,982

Net Assets	$1,533,424,156	$332,512,459	$701,062,531

Net Assets Consist of
Paid-in capital[6,7,8]	$1,828,243,993	$427,370,162	$727,781,455
Undistributed (distributions in excess of) net investment income	(1,582,230)	263,150	(3,477,724)
Accumulated net realized loss	(371,070,684)	(86,989,552)	(10,732,395)
Net unrealized appreciation (depreciation)	77,833,077	(8,131,301)	(12,508,805)

Net Assets	$1,533,424,156	$332,512,459	$701,062,531

Net asset value	$14.19	$14.05	$18.25

[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$2,031,093,612	$468,278,307	$1,138,673,066
[3] Investments at cost — affiliated	$5,871,985	$2,974,761	$23,521,991
[4] Foreign currency at cost	$12,746	$33,819	$3,016,482
[5] Premiums received	$3,622,663	—	$618,908
[6] Par value	$0.001	$0.001	$0.001
[7] Shares outstanding	108,088,170	23,663,232	38,421,624
[8] Shares authorized	unlimited	unlimited	unlimited

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2016

Statements of Operations

Six Months Ended April 30, 2016 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)	BlackRock Multi-Sector Income Trust (BIT)[1]

Investment Income
Interest	$54,743,443	$10,907,813	$32,423,678
Other income — affiliated	—	—	23,247
Dividends — unaffiliated	2,418,077	1,863	2,257,031
Dividends — affiliated	32,077	500	38,533

Total income	57,193,597	10,910,176	34,742,489

Expenses
Investment advisory	6,555,939	1,606,360	4,698,101
Professional	115,755	75,037	105,964
Officer and Trustees	111,108	26,758	41,422
Accounting services	84,122	27,983	49,833
Transfer agent	78,471	19,096	27,486
Custodian	62,553	75,205	74,314
Printing	18,604	7,309	11,424
Registration	14,555	3,251	5,173
Miscellaneous	68,658	20,589	48,373

Total expenses excluding interest expense	7,109,765	1,861,588	5,062,090
Interest expense	1,630,133	591,029	2,269,131

Total expenses	8,739,898	2,452,617	7,331,221
Less fees waived by the Manager	(6,220)	(131)	(8,177)
Less fees paid indirectly	(1,236)	—	(763)

Total expenses after fees waived and paid indirectly	8,732,442	2,452,486	7,322,281

Net investment income	48,461,155	8,457,690	27,420,208

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(22,733,392)	(4,775,814)	(14,449,849)
Futures contracts	156,886	—	(1,443,327)
Foreign currency transactions	(582)	95,844	2,334,336
Options written	1,061,185	—	570,751
Swaps	(16,195,912)	(68)	842,976

	(37,711,815)	(4,680,038)	(12,145,113)

Net change in unrealized appreciation (depreciation) on:
Investments	11,620,249	1,663,745	(7,651,747)
Futures contracts	2,195,718	—	(37,163)
Foreign currency translations	1,740	(93,881)	(448,132)
Options written	(509,629)	—	(108,338)
Swaps	11,477,762	(1,432)	(2,196,042)

	24,785,840	1,568,432	(10,441,422)

Net realized and unrealized loss	(12,925,975)	(3,111,606)	(22,586,535)

Net Increase in Net Assets Resulting from Operations	$35,535,180	$5,346,084	$4,833,673

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	69

Statements of Changes in Net Assets

	BlackRock Credit Allocation Income Trust (BTZ)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$48,461,155	$103,314,914
Net realized loss	(37,711,815)	(15,668,157)
Net change in unrealized appreciation (depreciation)	24,785,840	(94,552,781)

Net increase (decrease) in net assets resulting from operations	35,535,180	(6,906,024)

Distributions to Shareholders[1]
From net investment income	(51,233,793)	(97,419,415)
From return of capital	—	(6,993,757)

Decrease in net assets resulting from distributions to shareholders	(51,233,793)	(104,413,172)

Net Assets
Total decrease in net assets	(15,698,613)	(111,319,196)
Beginning of period	1,549,122,769	1,660,441,965

End of period	$1,533,424,156	$1,549,122,769

Undistributed (distributions in excess of) net investment income, end of period	$(1,582,230)	$1,190,408

	BlackRock Floating Rate Income Trust (BGT)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015[2]

Operations
Net investment income	$8,457,690	$18,385,851
Net realized loss	(4,680,038)	(6,311,073)
Net change in unrealized appreciation (depreciation)	1,568,432	(2,117,191)

Net increase in net assets resulting from operations	5,346,084	9,957,587

Distributions to Shareholders[1]
From net investment income	(8,277,399)	(19,181,416)

Net Assets
Total decrease in net assets	(2,931,315)	(9,223,829)
Beginning of period	335,443,774	344,667,603

End of period	$332,512,459	$335,443,774

Undistributed net investment income, end of period	$263,150	$82,859

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2016

Statements of Changes in Net Assets

	BlackRock Multi-Sector Income Trust (BIT)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016[1] (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$27,420,208	$59,489,606
Net realized loss	(12,145,113)	(13,674,058)
Net change in unrealized appreciation (depreciation)	(10,441,422)	(25,710,530)

Net increase in net assets resulting from operations	4,833,673	20,105,018

Distributions to Shareholders[2]
From net investment income	(30,202,816)	(54,109,102)
From net realized gain	—	(2,923,957)

Decrease in net assets resulting from distributions to shareholders	(30,202,816)	(57,033,059)

Net Assets
Total decrease in net assets	(25,369,143)	(36,928,041)
Beginning of period	726,431,674	763,359,715

End of period	$701,062,531	$726,431,674

Distributions in excess of net investment income, end of period	$(3,477,724)	$(695,116)

[1]	Consolidated Statement of Changes in Net Assets.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	71

Statements of Cash Flows

Six Months Ended April 30, 2016 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)	BlackRock Multi-Sector Income Trust (BIT)[1]

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$35,535,180	$5,346,084	$4,833,673
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	309,438,996	97,680,060	339,361,384
Purchases of long-term investments	(240,287,451)	(113,215,369)	(271,197,374)
Net purchases of short-term securities	(5,261,881)	(1,880,648)	(17,381,459)
Amortization of premium and accretion of discount on investments	2,290,635	(180,601)	(5,746,263)
Premiums paid on closing options written	—	—	(128,174)
Premiums received from options written	3,622,663	—	1,191,521
Net realized loss on investments and options written	22,825,375	4,775,814	16,923,584
Net unrealized gain (loss) on investments, options written, swaps and foreign currency translations	(10,478,373)	(1,568,432)	10,405,761
(Increase) decrease in assets:
Cash pledged:
Collateral — reverse repurchase agreements	2,704,000	—	1,881,755
Collateral — OTC derivatives	(2,670,000)	—	(4,650,000)
Futures contracts	2,274,780	—	571,000
Centrally cleared swaps	9,035,930	—	10
Receivables:
Dividends — affiliated	(6,518)	(170)	(4,708)
Interest	2,281,296	(35,486)	1,071,291
Swaps	51,769	(233)	102,675
Variation margin on futures contracts	454,755	—	11,369
Variation margin on centrally cleared swaps	—	—	299
Swap premiums paid	(275,244)	—	107,689
Prepaid expenses	(54,767)	(11,528)	(25,024)
Increase (decrease) in liabilities:
Cash received:
Collateral — reverse repurchase agreements	10,408,000	—	3,253,000
Collateral — OTC derivatives	230,000	—	(540,000)
Payables:
Investment advisory fees	(124,981)	(10,907)	(101,187)
Interest expense and fees	(738,774)	23,783	(131,877)
Officer’s and Trustees’ fees	39,972	6,282	20,660
Other accrued expenses	191,175	22,690	64,328
Swaps	(126,776)	—	(68,413)
Variation margin on futures contracts	59,097	—	(21,609)
Variation margin on centrally cleared swaps	(498,178)	—	(154)
Swap premiums received	(342,934)	233	623,449

Net cash provided by (used for) operating activities	140,577,746	(9,048,428)	80,427,206

Cash Provided by (Used for) Financing Activities
Cash dividends paid to shareholders	(51,267,922)	(8,277,303)	(30,305,610)
Payments for bank borrowings	—	(59,000,000)	—
Proceeds from bank borrowings	—	76,000,000	—
Net borrowing of reverse repurchase agreements	(90,973,262)	—	(48,609,757)

Net cash provided by (used for) financing activities	(142,241,184)	8,722,697	(78,915,367)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$1,128	$188	$64,984

Cash and Foreign Currency
Net increase (decrease) in cash	(1,662,310)	(325,543)	1,576,823
Cash at beginning of period	1,706,520	953,964	3,149,674

Cash at end of period	$44,210	$628,421	$4,726,497

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$2,368,907	$567,246	$2,401,008

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2016

Financial Highlights	BlackRock Credit Allocation Income Trust (BTZ)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.33		$15.36	$14.99	$15.37		$13.94		$14.46

Net investment income[1]	0.45		0.96	0.99	0.97		0.94		0.88
Net realized and unrealized gain (loss)	(0.12)		(1.02)	0.35	(0.37)		1.43		(0.54)
Distributions to Preferred Shareholders from net investment income	—		—	—	—		—		(0.01)

Net increase (decrease) from investment operations	0.33		(0.06)	1.34	0.60		2.37		0.33

Distributions:[2]
From net investment income	(0.47)		(0.91)	(0.97)	(0.98)		(0.94)		(0.85)
From return of capital	—		(0.06)	—	—		—		—

Total distributions	(0.47)		(0.97)	(0.97)	(0.98)		(0.94)		(0.85)

Net asset value, end of period	$14.19		$14.33	$15.36	$14.99		$15.37		$13.94

Market price, end of period	$12.66		$12.53	$13.54	$12.97		$14.23		$12.08

Total Return Applicable to Common Shareholders[3]
Based on net asset value	2.88%	[4]	0.48%	10.11%	4.86%		18.35%		3.28%

Based on market price	4.97%	[4]	(0.33)%	12.18%	(2.01)%		26.44%		(0.60)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.18%	[5]	1.16%	1.11%	1.15%	[6]	1.20%	[7]	1.09%	[8]

Total expenses after fees waived and paid indirectly	1.18%	[5]	1.15%	1.11%	1.15%	[6]	1.20%	[7]	1.09%	[8]

Total expenses after fees waived and paid indirectly and excluding interest expense	0.96%	[5]	0.97%	0.96%	1.00%	[6]	1.07%	[7]	0.99%	[8]

Net investment income	6.52%	[5]	6.40%	6.48%	6.43%		6.53%		6.25%	[8]

Distributions to Preferred Shareholders	—		—	—	—		—		0.09%

Net investment income to Common Shareholders	6.52%	[5]	6.40%	6.48%	6.43%		6.53%		6.16%

Supplemental Data
Net assets, end of period (000)	$1,533,424		$1,549,123	$1,660,442	$1,619,703		$796,836		$722,337

Borrowings outstanding, end of period (000)	$593,717		$685,716	$759,752	$812,028		$373,716		$339,303

Portfolio turnover rate	11%		19%	29%	43%		37%		54%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Includes reorganization costs associated with the Trust’s reorganization. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and excluding interest expense and income tax would have been 1.15%, 1.15% and 1.00%, respectively.

[7]

Includes reorganization costs associated with the Trust’s reorganization. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.16%, 1.16% and 1.02%, respectively.

[8]	Does not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2016	73

Financial Highlights	BlackRock Floating Rate Income Trust (BGT)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015[1]	2014[1]	2013[1]	2012[1]		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.18		$14.57	$14.79	$14.52	$13.97		$14.48

Net investment income[2]	0.36		0.78	0.84	0.94	0.97		1.00
Net realized and unrealized gain (loss)	(0.14)		(0.36)	(0.22)	0.38	0.68		(0.42)
Distributions to Preferred Shareholders from net investment income	—		—	—	—	—		(0.00)[3]

Net increase from investment operations	0.22		0.42	0.62	1.32	1.65		0.58

Distributions to Common Shareholders from net investment income[4]	(0.35)		(0.81)	(0.84)	(1.05)	(1.10)		(1.09)

Net asset value, end of period	$14.05		$14.18	$14.57	$14.79	$14.52		$13.97

Market price, end of period	$12.88		$12.77	$13.18	$14.12	$15.07		$13.00

Total Return Applicable to Common Shareholders[5]
Based on net asset value	1.88%	[6]	3.54%	4.60%	9.37%	12.37%		4.03%

Based on market price	3.71%	[6]	3.08%	(0.89)%	0.60%	25.33%		(3.46)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.51%	[7]	1.55%	1.52%	1.57%	1.66%		1.73%	[8]

Total expenses after fees waived	1.51%	[7]	1.54%	1.52%	1.57%	1.61%		1.60%	[8]

Total expenses after fees waived and excluding interest expense	1.15%	[7]	1.19%	1.18%	1.19%	1.25%	[9]	1.24%	[8]

Net investment income	5.21%	[7]	5.37%	5.71%	6.39%	6.87%		6.95%	[8]

Distributions to Preferred Shareholders	—		—	—	—	—		0.03%

Net investment income to Common Shareholders	5.21	[7]	5.37%	5.71%	6.39%	6.87%		6.92%

Supplemental Data
Net assets, end of period (000)	$332,512		$335,444	$344,668	$349,941	$343,282		$329,831

Borrowings outstanding, end of period (000)	$121,000		$104,000	$145,000	$152,000	$145,000		$122,000

Asset coverage, end of period per $1,000 of bank borrowings	$3,748		$4,225	$3,377	$3,302	$3,367		$3,704

Portfolio turnover rate	21%		42%	64%	72%	65%		89%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Amount is greater than $(0.005) per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Does not reflect the effect of dividends to Preferred Shareholders.

[9]	For the year ended October 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.14%.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2016

Financial Highlights	BlackRock Multi-Sector Income Trust (BIT)

	Six Months Ended April 30, 2016[1] (Unaudited)		Year Ended October 31,			Period February 27, 2013[2] to October 31, 2013
			2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$18.91		$19.87		$18.95	$19.10	[3]

Net investment income[4]	0.71		1.55		1.62	1.02
Net realized and unrealized gain (loss)	(0.58)		(1.03)		0.70	(0.35)

Net increase from investment operations	0.13		0.52		2.32	0.67

Distributions[5]:
From net investment income	(0.79)		(1.40)		(1.40)	(0.70)
From net realized gain	—		(0.08)		—	—
From return of capital	—		—		—	(0.12)

Total distributions	(0.79)		(1.48)		(1.40)	(0.82)

Net asset value, end of period	$18.25		$18.91	[6]	$19.87	$18.95

Market price, end of period	$16.15		$16.31		$17.79	$17.04

Total Return[7]
Based on net asset value	1.43%	[8,9]	3.87%	[6]	13.40%	4.04%	[8]

Based on market price	4.07%	[8]	0.06%		12.91%	(10.66)%	[8]

Ratios to Average Net Assets
Total expenses	2.13%	[10]	2.09%	[11]	2.04%	1.67%	[10]

Total expenses after fees waived and paid indirectly	2.12%	[10]	2.09%	[11]	2.04%	1.67%	[10]

Total expenses after fees waived and paid indirectly and excluding interest expense	1.47%	[10]	1.53%	[11]	1.52%	1.33%	[10]

Net investment income	7.95%	[10]	7.97%	[11]	8.27%	8.05%	[10]

Supplemental Data
Net assets, end of period (000)	$701,063		$726,432		$763,360	$727,908

Borrowings outstanding, end of period (000)	$446,226		$510,352		$707,294	$552,040

Portfolio turnover rate	24%		21%		29%	77%	[12]

[1]	Consolidated Financial Highlights.

[2]	Commencement of operations.

[3]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[4]	Based on average shares outstanding.

[5]	Distributions for annual periods determined in accordance with federal income tax regulations.

[6]

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on net asset value presented herein are different than the information previously published on October 31, 2015.

[7]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[8]	Aggregate total return.

[9]	Includes payment received from an affiliate, which had no impact on the Trust’s total return.

[10]	Annualized.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended October 31, 2015.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 54%.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Non-diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Non-diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Non-diversified

The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the net asset value (“NAV”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

Basis of Consolidation: The accompanying consolidated financial statements of BIT include the accounts of BIT Subsidiary, LLC (“BIT Subsidiary”). The BIT Subsidiary enables BIT to hold an investment in an operating company and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the BIT Subsidiary are taxable to the subsidiary. BIT may invest up to 25% of its total assets in the BIT Subsidiary. The BIT Subsidiary is subject to the same investment policies and restrictions that apply to BIT.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Trust’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character of distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carryforwards from pre-2012 tax years that offset

76	SEMI-ANNUAL REPORT	APRIL 30, 2016

Notes to Financial Statements (continued)

realized net capital gains but do not offset current and accumulated earnings and profits. Consequently, if distributions in any tax year are less than the Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, each Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trusts’ net assets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

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Notes to Financial Statements (continued)

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-Counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Trust’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a

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Notes to Financial Statements (continued)

value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Trust may subsequently have to reinvest the proceeds at lower interest rates. If a Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), which are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Trusts’initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation

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Notes to Financial Statements (continued)

issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a Trust to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Trusts may invest in obligations of borrowers who are in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for the Trusts to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of the Trusts’ investment policies.

When a Trust purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Trust upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Trust may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Trust having a contractual relationship only with the lender, not with the borrower. A Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Trust assumes the credit risk of both the borrower and the lender that is selling the Participation. The Trust’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Trust may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Trust having a direct contractual relationship with the borrower, and the Trust may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Trust earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had no unfunded floating rate loan interests.

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Notes to Financial Statements (continued)

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker-dealers in which a Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A Trust receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a Trust continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a Trust suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a Trust would still be required to pay the full repurchase price. Further, a Trust remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a Trust would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short- term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a Trust to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Trust may receive a fee for use of the security by the counterparty, which may result in interest income to a Trust.

For the six months ended April 30, 2016, the average amount of reverse repurchase agreements and the daily weighted average interest rate for the Trusts were as follows:

	Average Amount Outstanding	Daily Weighted Average Interest Rate
BTZ	$633,750,170	0.52%
BIT	$488,134,430	0.94%

Reverse repurchase transactions are entered into by a Trust under Master Repurchase Agreements (each, an “MRA”), which permit a Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Trust. With reverse repurchase transactions, typically a Trust and the counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trusts’ open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BTZ
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$75,254,034	$(75,254,034)	—	—
BNP Paribas Securities Corp.	126,226,556	(126,226,556)	—	—
Credit Agricole Corporate and Investment Bank	15,103,336	(15,103,336)	—	—
Credit Suisse Securities (USA) LLC	36,494,421	(36,494,421)	—	—
Deutsche Bank Securities, Inc.	50,377,009	(50,377,009)	—	—
HSBC Securities (USA) Inc.	19,493,774	(19,493,774)	—	—
RBC Capital Markets, LLC	225,521,587	(225,521,587)	—	—
UBS Securities LLC	45,246,010	(45,246,010)	—	—

Total	$593,716,727	$(593,716,727)	—	—

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Notes to Financial Statements (continued)

BIT
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Bank PLC	$8,540,447	$(8,540,447)	—	—
Barclays Capital, Inc.	31,366,227	(31,366,227)	—	—
BNP Paribas	1,252,481	(1,252,481)	—	—
BNP Paribas Securities Corp.	36,999,201	(36,999,201)	—	—
Citigroup Global Markets	3,324,987	(3,324,987)	—	—
Credit Suisse Securities (USA) LLC	2,201,936	(2,201,936)	—	—
Deutsche Bank Securities, Inc.	129,305,724	(129,305,724)	—	—
HSBC Securities (USA), Inc.	8,244,171	(8,244,171)	—	—
JPMorgan Securities LLC	11,307,314	(11,307,314)	—	—
Morgan Stanley & Co. LLC	3,944,685	(3,944,685)	—	—
RBC Capital Markets, LLC	101,435,863	(101,435,863)	—	—
UBS Limited	16,206,193	(16,206,193)	—	—
UBS Securities LLC	92,097,116	(92,097,116)	—	—

Total	$446,226,345	$(446,226,345)	—	—

[1]

Net collateral with a value of $631,564,048 for BTZ and $516,745,382 for BIT has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Trust’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Trust’s obligation to repurchase the securities.

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Trusts invest in long and/or short positions in futures and options on futures to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities.

When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Trusts enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The daily change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Trusts purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk and interest rate risk and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder)

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Notes to Financial Statements (continued)

of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuations in market value, are include in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — Certain Trusts purchase and write options on swaptions primarily to preserve a return or spread on a particular investment or portion of the Trusts’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency options — Certain Trusts purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Trusts enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Trusts’ counterparty on the swap agreement becomes the CCP. The Trusts are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount

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Notes to Financial Statements (continued)

of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Certain Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements. The result would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee, which is determined by calculating a percentage of BTZ and BGT’s average weekly (average daily for BIT’s) Managed Assets at the following annual rates:

	BTZ	BGT	BIT
Investment advisory fees	0.62%	0.75%	0.80%

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Notes to Financial Statements (continued)

“Managed Assets” means the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage).

The Manager provides investment management and other services to the BIT Subsidiary. The Manager does not receive separate compensation from the BIT Subsidiary for providing investment management or administrative services. However, the Trust pays the Manager based on the Trust’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the BIT Subsidiary.

The Manager, with respect to BIT, entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”), an affiliate of the Manager. The Manager pays BRS, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by BIT to the Manager.

Waivers

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are shown as fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investments in other affiliated investment companies, if any. For the six months ended April 30, 2016, the amounts waived were as follows:

BTZ	BGT	BIT
$6,220	$131	$8,177

Officers and Trustees

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

During the six months ended April 30, 2016, BIT received reimbursements of $23,247 from an affiliate, which is shown as other income-affiliated in the Statements of Operations, relating to trade processing errors.

7. Purchases and Sales:

For the six months ended April 30, 2016, purchases and sales of investments including paydowns and excluding short-term securities, were as follows:

Purchases	BTZ	BGT	BIT
Non-U.S. Government Securities	$168,426,298	$115,593,204	$227,430,904
U.S. Government Securities	66,861,411	—	49,982,952

Total Purchases	$235,287,709	$115,593,204	$277,413,856

Sales	BTZ	BGT	BIT
Non-U.S. Government Securities	$305,533,869	$95,241,448	$340,629,418
U.S. Government Securities	4,880,713	—	—

Total Sales	$310,414,582	$95,241,448	$340,629,418

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on BTZ’s and BGT’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statute of limitations on BIT’s U.S. federal tax returns remains open for the period ended October 31, 2013 and the two years ended October 31, 2015. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

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Notes to Financial Statements (continued)

As of October 31, 2015, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	BTZ	BGT	BIT
No expiration date[1]	$14,123,812	$5,826,539	$13,616,248
2016	121,634,930	14,130,109	—
2017	158,120,431	45,385,443	—
2018	31,756,723	16,526,601	—
2019	10,353,275	409,424	—

Total	$335,989,171	$82,278,116	$13,616,248

[1]	Must be utilized prior to losses subject to expiration.

As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BTZ	BGT	BIT
Tax cost	$2,036,581,406	$472,668,824	$1,154,405,143

Gross unrealized appreciation	$121,404,605	$2,700,585	$25,206,304
Gross unrealized depreciation	(42,870,720)	(12,176,139)	(28,463,589)

Net unrealized appreciation (depreciation)	$78,533,885	$(9,475,554)	$(3,257,285)

9. Bank Borrowings:

BGT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to the BGT. As of period end, BGT has not received any notice to terminate. BGT has granted a security interest in substantially all of its assets to SSB.

The SSB Agreement allows for a maximum commitment amount of $172,000,000.

Advances will be made by SSB to BGT, at BGT’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, BGT paid a facility fee and may pay a commitment fee (based on the daily unused portion of the commitments). The commitment fees are waived if BGT meet certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to BGT as of period end are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended April 30, 2016, the average amount of bank borrowings and the daily weighted average interest rates for BGT with loans under the revolving credit agreements were $104,324,176, and 1.14%, respectively.

10. Principal Risks:

In the normal course of business, certain Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust’s portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

86	SEMI-ANNUAL REPORT	APRIL 30, 2016

Notes to Financial Statements (concluded)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Trust.

For OTC options purchased, each Trust bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trust should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform, though the Trusts may be exposed to counterparty credit risk with respect to options written to the extent the Trusts deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: As of period end, BIT invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on the Trust and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

The Trusts are authorized to issue an unlimited number of $0.001 par value shares, which may be issued as either Common Shares or Preferred Shares.

Common Shares

For the six months ended April 30, 2016 and the year ended October 31, 2015, shares issued and outstanding remained constant for each Trust.

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on May 31, 2016 to Common Shareholders of record on May 16, 2016:

Common Dividend Per Share
BTZ	$0.0760
BGT	$0.0583
BIT	$0.1167

Additionally, the Trusts declared a net investment income dividend on June 1, 2016 payable to Common Shareholders of record on June 15, 2016 for the same amounts noted above.

SEMI-ANNUAL REPORT	APRIL 30, 2016	87

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

Catherine A. Lynch, Trustee and Member of the Audit Committee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Interested Trustee

John M. Perlowski, Interested Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Trustees of the Trusts.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Trustee and a Member of the Audit Committee of the Trusts.

Effective April 1, 2016, Cynthia L. Egan was appointed to serve as a Trustee of the Trusts.

Effective April 27, 2016, Joshua Tarnow became a portfolio manager of BGT. The other portfolio managers are James Keenan and C. Adrian Marshall.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

Sub-Advisor BlackRock (Singapore) Limited[1] 079912 Singapore	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

[1]	For BIT.

88	SEMI-ANNUAL REPORT	APRIL 30, 2016

Additional Information

Trust Certification

Each Trust is listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of their chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

SEMI-ANNUAL REPORT	APRIL 30, 2016	89

Additional Information (continued)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notice

These amounts and sources of distributions reported are estimates and are being provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of the fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

April 30, 2016

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BTZ	$0.455916	—	$0.018084	$0.474000	96%	0%	4%	100%

The Trusts estimate that they have distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trusts are returned to the shareholder. A return of capital does not necessarily reflect the Trusts’ investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Trusts’ net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at http://www.blackrock.com.

90	SEMI-ANNUAL REPORT	APRIL 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2016	91

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CE-CAFRI-3-4/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a)	The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: July 1, 2016

3